UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)

513-794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedules of Investments.

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 96.4%		Shares	Value
CONSUMER DISCRETIONARY - 10.3%
PulteGroup, Inc. (Household Durables)		785,657	$14,699,642
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	22,400	13,297,536
CBS Corp. Class B (Media)		112,111	6,176,195
Lowe's Cos., Inc. (Specialty Retail)		146,690	11,111,767
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		88,890	8,556,551
			53,841,691
CONSUMER STAPLES - 1.8%
Colgate-Palmolive Co. (Household Products)		137,230	9,695,299
ENERGY - 5.2%
Apache Corp. (Oil, Gas & Consumable Fuels)		219,960	10,736,248
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		529,570	5,978,845
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		383,260	10,516,654
			27,231,747
FINANCIALS - 19.2%
Citigroup, Inc. (Banks)		398,002	16,616,583
Wells Fargo & Co. (Banks)		308,320	14,910,355
Ameriprise Financial, Inc. (Capital Markets)		89,974	8,458,456
Discover Financial Services (Consumer Finance)		221,380	11,272,670
Synchrony Financial (Consumer Finance)	(a)	470,880	13,495,421
American International Group, Inc. (Insurance)		263,780	14,257,309
American Homes 4 Rent (Real Estate Investment Trusts)		726,190	11,546,421
Realogy Holdings Corp. (Real Estate Mgmt. & Development)	(a)	266,860	9,636,315
			100,193,530
HEALTH CARE - 15.1%
AbbVie, Inc. (Biotechnology)		147,796	8,442,107
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	43,221	6,017,228
Biogen, Inc. (Biotechnology)	(a)	39,590	10,306,069
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	153,850	10,567,956
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		96,474	12,435,499
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	44,330	5,787,281
Merck & Co., Inc. (Pharmaceuticals)		310,840	16,446,544
Perrigo Co. PLC (Pharmaceuticals)		71,357	9,128,701
			79,131,385
INDUSTRIALS - 10.1%
Boeing Co. / The (Aerospace & Defense)		65,920	8,367,885
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		113,190	8,402,094
United Continental Holdings, Inc. (Airlines)	(a)	201,030	12,033,656
Rockwell Automation, Inc. (Electrical Equip.)		92,060	10,471,825
PACCAR, Inc. (Machinery)		134,295	7,344,594
United Rentals, Inc. (Trading Companies & Distributors)	(a)	98,730	6,140,019
			52,760,073
INFORMATION TECHNOLOGY - 20.5%
Cisco Systems, Inc. (Communications Equip.)		597,760	17,018,227
eBay, Inc. (Internet Software & Svs.)	(a)	107,479	2,564,449
Yahoo!, Inc. (Internet Software & Svs.)	(a)	356,400	13,119,084
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	179,047	14,515,340
QUALCOMM, Inc. (Semiconductors & Equip.)		180,620	9,236,907
Microsoft Corp. (Software)		376,190	20,776,974
Oracle Corp. (Software)		447,209	18,295,320
EMC Corp. (Tech. Hardware, Storage & Periph.)		445,940	11,884,301
			107,410,602
MATERIALS - 5.9%
Albemarle Corp. (Chemicals)		177,600	11,353,968
LyondellBasell Industries NV Class A (Chemicals)		99,579	8,521,971
Steel Dynamics, Inc. (Metals & Mining)		488,886	11,004,824
			30,880,763
UTILITIES - 8.3%
Exelon Corp. (Electric Utilities)		226,160	8,110,098
AES Corp. (Ind. Power & Renewable Elec.)		1,526,467	18,012,311
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	1,134,030	17,203,235
			43,325,644
Total Common Stocks (Cost $500,847,823)			$504,470,734

Master Limited Partnerships - 1.1%		Shares	Value
FINANCIALS - 1.1%
KKR & Co. LP (Capital Markets)		386,610	$5,679,301
Total Master Limited Partnerships (Cost $7,618,680)			$5,679,301

Money Market Funds - 1.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		6,567,000	$6,567,000
Total Money Market Funds (Cost $6,567,000)			$6,567,000

Total Investments - 98.8% (Cost $515,033,503)	(b)		$516,717,035
Other Assets in Excess of Liabilities - 1.2%			6,367,663
Net Assets - 100.0%			$523,084,698

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Corporate Bonds - 95.8%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 7.7%
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	$1,000,000	$1,003,050
General Motors Co. (Automobiles)		5.000%	04/01/2035	900,000	849,618
Newell Rubbermaid, Inc. (Household Durables)	(c)	3.150%	04/01/2021	900,000	924,910
Expedia, Inc. (Internet & Catalog Retail)	(b)	5.000%	02/15/2026	1,000,000	999,346
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	1,250,000	1,378,636
CCO Safari II, LLC (Media)	(b)	3.579%	07/23/2020	1,000,000	1,022,231
Comcast Corp. (Media)		4.250%	01/15/2033	750,000	798,917
Discovery Communications, LLC (Media)		4.375%	06/15/2021	1,000,000	1,048,685
Discovery Communications, LLC (Media)		3.300%	05/15/2022	275,000	271,226
Time Warner Cable, Inc. (Media)		6.550%	05/01/2037	850,000	933,143
Viacom, Inc. (Media)		4.850%	12/15/2034	1,500,000	1,331,646
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	925,000	967,969
Bed Bath & Beyond, Inc. (Specialty Retail)		5.165%	08/01/2044	900,000	749,380
					12,278,757
CONSUMER STAPLES - 4.6%
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	1,117,331
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.700%	02/01/2036	900,000	972,861
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	1,500,000	1,561,591
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020	900,000	925,245
Imperial Tobacco Finance PLC (Tobacco)	(b)	3.750%	07/21/2022	1,400,000	1,462,395
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,388,335
					7,427,758
ENERGY - 17.9%
Ensco PLC (Energy Equip. & Svs.)		5.200%	03/15/2025	900,000	505,125
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	900,000	900,149
Noble Holding International Ltd. (Energy Equip. & Svs.)		5.000%	03/16/2018	900,000	835,992
Noble Holding International Ltd. (Energy Equip. & Svs.)		5.95%	04/01/2025	1,000,000	650,000
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	1,500,000	1,447,500
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	1,000,000	1,016,364
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,010,350
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(b)	8.000%	12/15/2022	565,000	276,850
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	(b)	4.500%	06/01/2025	900,000	893,837
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		3.350%	05/15/2025	350,000	335,268
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		4.950%	03/15/2026	1,000,000	1,044,398
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3.250%	05/15/2022	900,000	761,578
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.850%	12/15/2025	1,000,000	965,636
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.750%	01/15/2026	400,000	366,892
Enterprise Products Operating, LLC (Oil, Gas & Consumable Fuels)		3.900%	02/15/2024	1,000,000	1,011,144
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	900,000	954,570
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	970,080
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	864,695
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.250%	02/01/2021	1,000,000	1,047,103
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	850,000	691,002
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	800,461
MPLX LP (Oil, Gas & Consumable Fuels)	(b)	4.875%	12/01/2024	1,000,000	922,371
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	(c)	3.700%	12/01/2022	1,400,000	1,111,510
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.125%	02/15/2022	1,000,000	1,033,524
Phillips 66 (Oil, Gas & Consumable Fuels)		4.300%	04/01/2022	1,300,000	1,384,791
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		2.850%	01/31/2023	1,000,000	848,368
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	900,000	832,666
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.375%	03/25/2020	1,250,000	1,365,081
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(c)	4.050%	01/23/2020	900,000	654,750
Spectra Energy Capital, LLC (Oil, Gas & Consumable Fuels)		3.300%	03/15/2023	1,425,000	1,262,124
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	1,425,000	1,349,234
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.750%	06/24/2044	1,000,000	665,000
					28,778,413
FINANCIALS - 26.0%
Bank of America Corp. (Banks)		4.200%	08/26/2024	500,000	509,042
Bank of America Corp. (Banks)		3.875%	08/01/2025	850,000	884,357
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	900,000	943,132
Citigroup, Inc. (Banks)		4.400%	06/10/2025	900,000	918,133
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	1,026,694
Comerica Bank (Banks)		5.750%	11/21/2016	1,500,000	1,539,534
Fifth Third Bancorp (Banks)		4.500%	06/01/2018	1,750,000	1,845,828
KeyCorp (Banks)		5.100%	03/24/2021	500,000	553,552
PNC Bank NA (Banks)		3.250%	06/01/2025	850,000	870,479
SunTrust Banks, Inc. (Banks)		2.500%	05/01/2019	1,400,000	1,413,511
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	1,026,400
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,400,000	1,433,587
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	1,250,000	1,302,835
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,001,563
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	1,065,835
State Street Corp. (Capital Markets)		4.375%	03/07/2021	1,250,000	1,379,534
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	925,000	935,058
Ford Motor Credit Co., LLC (Consumer Finance)		3.157%	08/04/2020	1,400,000	1,428,665
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	900,000	913,642
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	900,000	925,070
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		3.750%	12/01/2025	1,000,000	1,018,579
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		2.750%	12/01/2020	900,000	920,551
Moody's Corp. (Diversified Financial Svs.)		5.250%	07/15/2044	1,000,000	1,113,190
Aflac, Inc. (Insurance)		3.625%	06/15/2023	1,425,000	1,498,167
Allstate Corp. / The (Insurance)		5.200%	01/15/2042	500,000	532,305
American International Group, Inc. (Insurance)		3.875%	01/15/2035	1,400,000	1,250,872
Hartford Financial Services Group, Inc. / The (Insurance)		5.375%	03/15/2017	1,500,000	1,555,407
Loews Corp. (Insurance)		3.750%	04/01/2026	1,000,000	1,022,183
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,397,180
Prudential Financial, Inc. (Insurance)		6.100%	06/15/2017	1,500,000	1,576,231
Boston Properties LP (Real Estate Investment Trusts)		3.125%	09/01/2023	925,000	930,463
Camden Property Trust (Real Estate Investment Trusts)		4.250%	01/15/2024	500,000	533,560
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	1,425,000	1,446,237
HCP, Inc. (Real Estate Investment Trusts)		4.000%	06/01/2025	1,500,000	1,442,106
Hospitality Properties Trust (Real Estate Investment Trusts)		4.250%	02/15/2021	1,000,000	1,015,072
Simon Property Group LP (Real Estate Investment Trusts)		3.750%	02/01/2024	1,475,000	1,578,818
Welltower, Inc. (Real Estate Investment Trusts)		4.250%	04/01/2026	1,000,000	1,013,822
					41,761,194
HEALTH CARE - 7.7%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	1,425,000	1,450,592
Amgen, Inc. (Biotechnology)		4.100%	06/15/2021	1,000,000	1,091,238
Baxalta, Inc. (Biotechnology)	(b)	4.000%	06/23/2025	1,400,000	1,423,310
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	1,350,000	1,419,383
Gilead Sciences, Inc. (Biotechnology)		4.500%	02/01/2045	900,000	953,796
Becton Dickinson and Co. (Health Care Equip. & Supplies)		5.000%	05/15/2019	500,000	544,063
Express Scripts Holding Co. (Health Care Providers & Svs.)		2.250%	06/15/2019	900,000	906,733
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	425,000	439,019
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.700%	04/01/2019	1,000,000	1,018,880
Johnson & Johnson (Pharmaceuticals)		3.550%	03/01/2036	1,000,000	1,038,618
Merck Sharp & Dohme Corp. (Pharmaceuticals)		5.000%	06/30/2019	1,000,000	1,116,640
Mylan NV (Pharmaceuticals)	(b)	3.000%	12/15/2018	900,000	912,508
					12,314,780
INDUSTRIALS - 9.3%
BAE Systems Holdings, Inc. (Aerospace & Defense)	(b)	6.375%	06/01/2019	750,000	843,584
Lockheed Martin Corp. (Aerospace & Defense)		3.350%	09/15/2021	1,000,000	1,058,631
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	972,847
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,383,001
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,425,000	1,540,069
Masco Corp. (Building Products)		4.375%	04/01/2026	2,000,000	2,036,220
GE Capital International Funding Co. (Industrial Conglomerates)	(b)	0.964%	04/15/2016	14,000	14,001
Illinois Tool Works, Inc. (Machinery)		3.375%	09/15/2021	500,000	533,895
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,485,918
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	900,000	975,545
CSX Corp. (Road & Rail)		5.600%	05/01/2017	1,500,000	1,567,173
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	600,000	611,650
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	3.300%	04/01/2021	900,000	897,199
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	1,000,000	1,067,871
					14,987,604
INFORMATION TECHNOLOGY - 6.0%
Harris Corp. (Communications Equip.)		2.700%	04/27/2020	900,000	902,884
Denali Borrower, LLC / Denali Finance Corp. (Computers & Peripherals)	(b)	5.625%	10/15/2020	900,000	949,388
Fidelity National Information Services, Inc. (IT Svs.)		2.850%	10/15/2018	900,000	914,818
Intel Corp. (Semiconductors & Equip.)		4.000%	12/15/2032	1,500,000	1,568,889
KLA-Tencor Corp. (Semiconductors & Equip.)	(c)	3.375%	11/01/2019	900,000	914,824
Microsoft Corp. (Software)		4.450%	11/03/2045	900,000	994,964
Oracle Corp. (Software)		4.300%	07/08/2034	1,500,000	1,577,930
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	1,000,000	994,432
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)	(b)	4.900%	10/15/2025	850,000	875,556
					9,693,685
MATERIALS - 4.8%
Airgas, Inc. (Chemicals)		3.050%	08/01/2020	900,000	921,281
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,400,000	1,364,346
Eastman Chemical Co. (Chemicals)		3.600%	08/15/2022	1,000,000	1,041,440
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,019,726
Packaging Corp. of America (Containers & Packaging)		4.500%	11/01/2023	675,000	708,047
Freeport-McMoRan, Inc. (Metals & Mining)		3.550%	03/01/2022	925,000	645,188
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	1,425,000	1,416,289
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	1,000,000	659,380
					7,775,697
TELECOMMUNICATION SERVICES - 2.1%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	900,000	902,241
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	1,250,000	1,390,645
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	425,000	386,059
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	700,000	707,716
					3,386,661
UTILITIES - 9.7%
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,087,224
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	900,000	984,754
DTE Electric Co. (Electric Utilities)		3.375%	03/01/2025	1,000,000	1,067,566
Duke Energy Florida, LLC (Electric Utilities)		4.550%	04/01/2020	500,000	549,025
ITC Holdings Corp. (Electric Utilities)		3.650%	06/15/2024	500,000	500,691
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	1,500,000	1,572,740
LG&E & KU Energy, LLC (Electric Utilities)		4.375%	10/01/2021	1,000,000	1,088,989
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	1,000,000	1,013,716
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	1,500,000	1,586,895
Xcel Energy, Inc. (Electric Utilities)		4.700%	05/15/2020	1,000,000	1,097,574
AGL Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,087,682
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,250,000	1,290,100
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,089,967
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,482,646
					15,499,569
Total Corporate Bonds (Cost $153,036,827)					$153,904,118

Asset-Backed Securities - 0.5%		Rate	Maturity	Face Amount	Value
INDUSTRIALS - 0.5%
American Airlines 2015-1 Class B Pass Through Trust (Airlines)		3.700%	05/01/2023	$863,169	$822,168
Total Asset-Backed Securities (Cost $863,169)					$822,168

U.S. Treasury Obligations - 3.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		2.000%	08/15/2025	$2,000,000	$2,039,140
U.S. Treasury Note		1.000%	03/15/2019	3,000,000	3,012,306
Total U.S. Treasury Obligations (Cost $5,027,891)					$5,051,446

Warrants - 0.0%				Quantity	Value
CONSUMER DISCRETIONARY - 0.0%
HealthSouth Corp. (Health Care Providers & Svs.)	(a)			656	$1,345
Total Warrants (Cost $0)					$1,345

Money Market Funds - 1.1%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				1,699,000	$1,699,000
Total Money Market Funds (Cost $1,699,000)					$1,699,000

Total Investments - 100.5% (Cost $160,626,887)	(d)				$161,478,077
Liabilities in Excess of Other Assets - (0.5)%					(793,053)
Net Assets - 100.0%					$160,685,024

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2016, the value of these securities totaled $11,492,576, or 7.2% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Represents bonds that are credit sensitive. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 72.2%				Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Delphi Automotive PLC (Auto Components)				8,956	$671,879
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)			30,877	662,003
Newell Rubbermaid, Inc. (Household Durables)				16,358	724,496
Amazon.com, Inc. (Internet & Catalog Retail)	(a)			1,186	704,057
CBS Corp. Class B (Media)				11,989	660,474
Time Warner, Inc. (Media)				11,470	832,148
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)			6,314	378,272
PVH Corp. (Textiles, Apparel & Luxury Goods)				6,366	630,616
					5,263,945
CONSUMER STAPLES - 3.0%
Constellation Brands, Inc. Class A (Beverages)				1,518	229,355
Molson Coors Brewing Co. Class B (Beverages)				5,016	482,439
Kraft Heinz Co. / The (Food Products)				4,247	333,644
Mondelez International, Inc. Class A (Food Products)				7,874	315,905
					1,361,343
ENERGY - 2.3%
Schlumberger Ltd. (Energy Equip. & Svs.)				5,701	420,449
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)				3,610	262,014
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)				2,596	365,361
					1,047,824
FINANCIALS - 12.2%
BankUnited, Inc. (Banks)				18,141	624,776
Citigroup, Inc. (Banks)				16,579	692,173
JPMorgan Chase & Co. (Banks)				10,941	647,926
KeyCorp (Banks)				55,579	613,592
Regions Financial Corp. (Banks)				55,989	439,514
Capital One Financial Corp. (Consumer Finance)				5,152	357,085
Discover Financial Services (Consumer Finance)				17,152	873,380
MetLife, Inc. (Insurance)				15,147	665,559
Prudential Financial, Inc. (Insurance)				8,816	636,692
					5,550,697
HEALTH CARE - 11.8%
Anacor Pharmaceuticals, Inc. (Biotechnology)	(a)			8,200	438,290
Celgene Corp. (Biotechnology)	(a)			2,492	249,424
TESARO, Inc. (Biotechnology)	(a)			10,837	477,153
Cigna Corp. (Health Care Providers & Svs.)				6,051	830,439
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)			8,472	661,240
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)			5,187	607,553
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)				4,672	661,509
Allergan PLC (Pharmaceuticals)	(a)			1,252	335,574
Mylan NV (Pharmaceuticals)	(a)			13,615	631,055
Pfizer, Inc. (Pharmaceuticals)				16,311	483,458
					5,375,695
INDUSTRIALS - 7.2%
Hexcel Corp. (Aerospace & Defense)				6,647	290,540
Huntington Ingalls Industries, Inc. (Aerospace & Defense)				860	117,768
Raytheon Co. (Aerospace & Defense)				5,210	638,902
FedEx Corp. (Air Freight & Logistics)				4,577	744,769
Rockwell Automation, Inc. (Electrical Equip.)				4,717	536,559
General Electric Co. (Industrial Conglomerates)				10,591	336,688
Xylem, Inc. (Machinery)				15,650	640,085
					3,305,311
INFORMATION TECHNOLOGY - 24.2%
Cisco Systems, Inc. (Communications Equip.)				23,257	662,127
Harris Corp. (Communications Equip.)				7,599	591,658
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)			8,382	662,429
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)			352	268,541
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)			1,275	949,811
Facebook, Inc. Class A (Internet Software & Svs.)	(a)			8,190	934,479
International Business Machines Corp. (IT Svs.)				2,216	335,613
Broadcom Ltd. (Semiconductors & Equip.)				5,179	800,156
NXP Semiconductors NV (Semiconductors & Equip.)	(a)			10,237	829,914
Xilinx, Inc. (Semiconductors & Equip.)				6,867	325,702
Adobe Systems, Inc. (Software)	(a)			7,480	701,624
Electronic Arts, Inc. (Software)	(a)			8,311	549,440
Microsoft Corp. (Software)				11,736	648,179
Oracle Corp. (Software)				16,112	659,142
Apple, Inc. (Tech. Hardware, Storage & Periph.)				13,417	1,462,319
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)				37,636	667,286
					11,048,420
Total Common Stocks (Cost $31,903,996)					$32,953,235

Corporate Bonds - 22.4%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.9%
General Motors Co. (Automobiles)		5.000%	04/01/2035	$100,000	$94,402
Newell Rubbermaid, Inc. (Household Durables)	(c)	3.150%	04/01/2021	100,000	102,768
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	100,000	110,291
Comcast Corp. (Media)		5.875%	02/15/2018	75,000	81,483
Discovery Communications, LLC (Media)		3.300%	05/15/2022	75,000	73,971
Time Warner Cable, Inc. (Media)		6.550%	05/01/2037	150,000	164,672
Viacom, Inc. (Media)		4.250%	09/01/2023	75,000	76,509
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	75,000	78,484
Bed Bath & Beyond, Inc. (Specialty Retail)		5.165%	08/01/2044	100,000	83,264
					865,844
CONSUMER STAPLES - 1.5%
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.700%	02/01/2036	100,000	108,096
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	150,000	156,159
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020	100,000	102,805
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	100,000	110,023
Imperial Tobacco Finance PLC (Tobacco)	(b)	3.750%	07/21/2022	100,000	104,457
Philip Morris International, Inc. (Tobacco)		3.375%	08/11/2025	100,000	107,837
					689,377
ENERGY - 4.5%
Ensco PLC (Energy Equip. & Svs.)		5.200%	03/15/2025	100,000	56,125
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	100,000	100,017
Noble Holding International Ltd. (Energy Equip. & Svs.)		5.000%	03/16/2018	100,000	92,888
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	150,000	144,750
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		5.500%	02/01/2017	100,000	99,999
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	(b)	4.500%	06/01/2025	100,000	99,315
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		3.350%	05/15/2025	150,000	143,686
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3.250%	05/15/2022	100,000	84,620
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.750%	01/15/2026	100,000	91,723
Enterprise Products Operating, LLC (Oil, Gas & Consumable Fuels)		3.900%	02/15/2024	100,000	101,114
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3.150%	04/01/2025	100,000	97,149
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	100,000	106,063
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	72,756
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	162,758
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	150,000	121,941
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	(c)	3.700%	12/01/2022	100,000	79,394
Phillips 66 (Oil, Gas & Consumable Fuels)		4.300%	04/01/2022	100,000	106,522
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	100,000	92,518
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(c)	4.050%	01/23/2020	100,000	72,750
Spectra Energy Capital, LLC (Oil, Gas & Consumable Fuels)		3.300%	03/15/2023	75,000	66,428
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	75,000	71,012
					2,063,528
FINANCIALS - 5.9%
Bank of America Corp. (Banks)		3.875%	08/01/2025	150,000	156,063
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	100,000	104,792
Citigroup, Inc. (Banks)		5.850%	08/02/2016	75,000	76,179
Citigroup, Inc. (Banks)		4.400%	06/10/2025	100,000	102,015
Comerica, Inc. (Banks)		3.800%	07/22/2026	100,000	97,063
JPMorgan Chase & Co. (Banks)		3.250%	09/23/2022	100,000	104,322
KeyBank NA (Banks)		5.700%	11/01/2017	150,000	159,045
PNC Bank NA (Banks)		3.250%	06/01/2025	150,000	153,614
SunTrust Banks, Inc. (Banks)		2.500%	05/01/2019	100,000	100,965
Wells Fargo & Co. (Banks)		3.500%	03/08/2022	75,000	79,789
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	100,000	102,399
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	109,693
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	75,000	78,170
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	100,000	100,156
Northern Trust Corp. (Capital Markets)		3.950%	10/30/2025	75,000	80,937
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	75,000	75,815
Ford Motor Credit Co., LLC (Consumer Finance)		3.157%	08/04/2020	100,000	102,048
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	100,000	101,516
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	100,000	102,786
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		2.750%	12/01/2020	100,000	102,283
Aflac, Inc. (Insurance)		3.625%	06/15/2023	75,000	78,851
American International Group, Inc. (Insurance)		3.875%	01/15/2035	100,000	89,348
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	100,000	99,799
Boston Properties LP (Real Estate Investment Trusts)		3.125%	09/01/2023	75,000	75,443
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	75,000	76,118
HCP, Inc. (Real Estate Investment Trusts)		4.000%	06/01/2025	100,000	96,140
Simon Property Group LP (Real Estate Investment Trusts)		3.750%	02/01/2024	75,000	80,279
					2,685,628
HEALTH CARE - 1.4%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	75,000	76,347
Baxalta, Inc. (Biotechnology)	(b)	4.000%	06/23/2025	100,000	101,665
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	150,000	157,709
Gilead Sciences, Inc. (Biotechnology)		4.500%	02/01/2045	100,000	105,977
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	75,000	77,474
Mylan NV (Pharmaceuticals)	(b)	3.000%	12/15/2018	100,000	101,390
					620,562
INDUSTRIALS - 1.8%
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	100,000	97,285
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	75,000	81,056
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	100,000	106,137
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	100,000	108,394
ERAC U.S.A. Finance, LLC (Road & Rail)	(b)(c)	6.375%	10/15/2017	150,000	160,257
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	75,000	76,456
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	3.300%	04/01/2021	100,000	99,689
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	100,000	106,787
					836,061
INFORMATION TECHNOLOGY - 1.9%
Harris Corp. (Communications Equip.)		2.700%	04/27/2020	100,000	100,320
Denali Borrower, LLC / Denali Finance Corp. (Computers & Peripherals)	(b)	5.625%	10/15/2020	100,000	105,488
Fidelity National Information Services, Inc. (IT Svs.)		2.850%	10/15/2018	100,000	101,646
KLA-Tencor Corp. (Semiconductors & Equip.)	(c)	3.375%	11/01/2019	100,000	101,647
Microsoft Corp. (Software)		4.450%	11/03/2045	100,000	110,552
Oracle Corp. (Software)		4.300%	07/08/2034	100,000	105,195
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	100,000	99,443
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)	(b)	4.900%	10/15/2025	150,000	154,510
					878,801
MATERIALS - 1.2%
Airgas, Inc. (Chemicals)		3.050%	08/01/2020	100,000	102,365
CF Industries, Inc. (Chemicals)		3.450%	06/01/2023	75,000	72,477
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	100,000	97,453
Packaging Corp. of America (Containers & Packaging)		4.500%	11/01/2023	75,000	78,672
Freeport-McMoRan, Inc. (Metals & Mining)		3.550%	03/01/2022	75,000	52,313
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	75,000	74,542
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	75,000	49,454
					527,276
TELECOMMUNICATION SERVICES - 0.5%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	100,000	100,249
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	75,000	68,128
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	75,000	75,827
					244,204
UTILITIES - 1.8%
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	100,000	109,417
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	150,000	157,274
Pennsylvania Electric Co. (Electric Utilities)		6.050%	09/01/2017	150,000	158,186
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	75,000	76,029
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	150,000	158,690
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	75,000	77,406
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	105,903
					842,905
Total Corporate Bonds (Cost $10,222,728)					$10,254,186

Asset-Backed Securities - 0.2%		Rate	Maturity	Face Amount	Value
INDUSTRIALS - 0.2%
American Airlines 2015-1 Class B Pass Through Trust (Airlines)		3.700%	05/01/2023	$95,908	$91,352
Total Asset-Backed Securities (Cost $95,908)					$91,352

Warrants - 0.0%				Quantity	Value
CONSUMER DISCRETIONARY - 0.0%
HealthSouth Corp. (Health Care Providers & Svs.)				1,900	$3,895
Total Warrants (Cost $0)					$3,895

Money Market Funds - 4.2%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				1,902,000	$1,902,000
Total Money Market Funds (Cost $1,902,000)					$1,902,000

Total Investments - 99.0% (Cost $44,124,632)	(d)				$45,204,668
Other Assets in Excess of Liabilities - 1.0%					440,359
Net Assets - 100.0%					$45,645,027

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2016, the value of these securities totaled $926,771, or 2.0% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Represents bonds that are credit sensitive. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 94.0%		Shares	Value
Japan - 25.4%
Aisin Seiki Co. Ltd.	(c)	69,900	$2,631,025
Alps Electric Co. Ltd.	(c)	43,100	752,057
ANA Holdings, Inc.	(c)	338,000	952,024
Chugai Pharmaceutical Co. Ltd.	(c)	85,700	2,651,842
Disco Corp.	(c)	18,700	1,582,224
Don Quijote Holdings Co. Ltd.	(c)	24,300	843,961
Doutor Nichires Holdings Co. Ltd.	(c)	29,900	482,696
Fuji Heavy Industries Ltd.	(c)	86,700	3,061,658
Honda Motor Co. Ltd.	(c)	125,000	3,417,636
Hoshino Resorts REIT, Inc.	(c)	108	1,318,444
Japan Airlines Co. Ltd.	(c)	28,200	1,033,811
Japan Hotel REIT Investment Corp.	(c)	1,850	1,628,121
Kubota Corp.	(c)	232,700	3,176,297
Kyowa Hakko Kirin Co. Ltd.	(c)	46,000	734,017
Murata Manufacturing Co. Ltd.	(c)	18,200	2,196,134
Oriental Land Co. Ltd.	(c)	26,000	1,840,790
Osaka Gas Co. Ltd.	(c)	435,000	1,669,767
Resorttrust, Inc.	(c)	55,400	1,242,669
Sekisui House Ltd.	(c)	173,700	2,930,591
Shionogi & Co. Ltd.	(c)	51,200	2,406,461
Sumitomo Mitsui Financial Group, Inc.	(c)	36,700	1,114,126
Yamaha Motor Co. Ltd.	(c)	61,900	1,028,822
			38,695,173
Germany - 11.7%
Allianz SE	(c)	11,300	1,835,176
BASF SE	(c)	22,000	1,654,302
Bayer AG	(c)	15,800	1,851,447
Daimler AG	(c)	25,700	1,966,888
Deutsche Pfandbriefbank AG	(a)(b)(c)	47,923	490,152
Deutsche Telekom AG	(c)	117,000	2,097,612
HeidelbergCement AG	(c)	7,000	598,187
ProSiebenSat.1 Media SE	(c)	41,600	2,135,528
SAP SE	(c)	28,600	2,301,395
Siemens AG	(c)	10,700	1,131,639
Symrise AG	(c)	26,300	1,760,836
			17,823,162
Sweden - 9.6%
Hennes & Mauritz AB	(c)	78,900	2,626,118
Husqvarna AB	(c)	199,900	1,459,745
JM AB	(c)	41,600	1,076,561
Nordax Group AB	(a)(b)(d)	128,790	656,780
Nordea Bank AB	(c)	193,800	1,858,910
Peab AB	(c)	160,400	1,417,605
Skandinaviska Enskilda Banken AB	(c)	125,900	1,200,611
SKF AB	(c)	36,700	661,576
Swedbank AB	(c)	55,700	1,196,242
Telefonaktiebolaget LM Ericsson	(c)	92,100	922,170
Volvo AB	(c)	134,400	1,472,044
			14,548,362
Denmark - 8.3%
Danske Bank A/S	(c)	124,000	3,499,337
DSV A/S	(c)	49,300	2,050,595
ISS A/S	(c)	24,000	962,562
NKT Holding A/S	(c)	15,071	868,863
Novo Nordisk A/S - ADR		55,800	3,023,802
Sydbank A/S	(c)	20,050	574,080
Vestas Wind Systems A/S	(c)	22,200	1,564,205
			12,543,444
Netherlands - 7.0%
ABN AMRO Group NV	(a)(b)(c)	22,800	466,728
Akzo Nobel NV	(c)	8,847	603,073
ASML Holding NV		7,700	773,003
GrandVision NV	(b)(c)	15,000	427,196
Heineken NV	(c)	21,200	1,918,124
ING Groep NV	(c)	150,800	1,804,595
Intertrust NV	(a)(b)(d)	41,652	928,958
Koninklijke Philips NV	(c)	29,600	843,106
NN Group NV	(c)	16,500	538,637
Randstad Holding NV	(c)	8,000	442,493
Royal Dutch Shell PLC Class A	(c)	399	9,634
Royal Dutch Shell PLC Class B	(c)	1	20
Royal Dutch Shell PLC - ADR		40,058	1,940,810
			10,696,377
Ireland - 6.3%
Bank of Ireland	(a)(c)	6,915,000	2,000,082
CRH PLC	(c)	120,944	3,415,794
Kerry Group PLC	(c)	33,700	3,134,021
Smurfit Kappa Group PLC	(c)	43,100	1,108,682
			9,658,579
Mexico - 5.8%
Alpek SAB de CV		275,000	433,738
Alsea SAB de CV		312,000	1,171,096
Fibra Uno Administracion SA de CV		270,000	628,072
Fomento Economico Mexicano SAB de CV - ADR		8,700	837,897
Gruma SAB de CV		38,200	605,795
Grupo Aeroportuario del Sureste SAB de CV - ADR		5,700	855,969
Grupo Financiero Banorte SAB de CV		295,200	1,672,905
Grupo Lala SAB de CV		361,500	982,572
Infraestructura Energetica Nova SAB de CV		126,500	513,991
Wal-Mart de Mexico SAB de CV		478,000	1,131,564
			8,833,599
Taiwan - 4.7%
Chang Hwa Commercial Bank Ltd.	(c)	1,290,000	661,351
China Life Insurance Co. Ltd.	(c)	590,000	454,114
Chunghwa Telecom Co. Ltd.	(c)	208,000	707,758
First Financial Holding Co. Ltd.	(c)	750,000	370,433
Hon Hai Precision Industry Co. Ltd.	(c)	192,150	505,788
Lite-On Technology Corp.	(c)	432,000	526,992
Pegatron Corp.	(c)	191,000	444,647
Pou Chen Corp.	(c)	272,000	346,418
President Chain Store Corp.	(c)	65,000	473,379
Taiwan Semiconductor Manufacturing Co. Ltd.	(c)	435,000	2,169,707
Uni-President Enterprises Corp.	(c)	248,000	435,503
			7,096,090
Austria - 3.4%
Erste Group Bank AG	(a)(c)	61,500	1,726,122
OMV AG	(c)	19,500	547,526
UNIQA Insurance Group AG	(c)	89,700	629,434
voestalpine AG	(c)	32,600	1,087,319
Wienerberger AG	(c)	59,500	1,142,602
			5,133,003
Norway - 3.2%
DNB ASA	(c)	92,885	1,096,813
Statoil ASA	(c)	155,600	2,430,215
Yara International ASA	(c)	35,898	1,347,602
			4,874,630
United Kingdom - 2.2%
Dialog Semiconductor PLC	(a)(c)	41,600	1,641,893
Fiat Chrysler Automobiles NV	(c)	62,535	504,645
Unilever NV	(c)	26,432	1,188,350
			3,334,888
Italy - 1.9%
Azimut Holding SpA	(c)	20,800	478,340
Cerved Information Solutions SpA	(c)	129,100	1,060,993
Ferrari NV	(a)(d)	6,253	259,708
Luxottica Group SpA	(c)	11,300	622,492
UniCredit SpA	(c)	146,996	529,919
			2,951,452
United States - 1.9%
Royal Caribbean Cruises Ltd.		35,650	2,928,648
Czech Republic - 1.2%
CEZ AS	(c)	39,800	700,990
Komercni banka as	(c)	5,100	1,125,628
			1,826,618
Hungary - 1.1%
MOL Hungarian Oil & Gas PLC	(c)	9,900	595,085
OTP Bank PLC	(c)	45,500	1,141,484
			1,736,569
Belgium - 0.3%
Anheuser-Busch InBev SA/NV	(c)	3,800	472,100
Total Common Stocks (Cost $138,007,656)			$143,152,694

Preferred Stocks - 0.5%		Shares	Value
Germany - 0.5%
Henkel AG & Co. KGaA	(c)	7,500	$825,057
Total Preferred Stocks (Cost $904,221)			$825,057

Money Market Funds - 3.0%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		4,593,189	$4,593,189
Total Money Market Funds (Cost $4,593,189)			$4,593,189

Total Investments - 97.5% (Cost $143,505,066)	(e)		$148,570,940
Other Assets in Excess of Liabilities - 2.5%	(f)		3,733,915
Net Assets - 100.0%			$152,304,855

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2016, the value of these securities totaled $2,969,814, or 1.9% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $124,632,443, or 81.8% of the Portfolio's net assets.

(d) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to its valuation model of a stock is below a chosen threshold. These securities represent $1,845,446, or 1.2% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

(f) Includes $155,851 of cash pledged as collateral for the following futures contracts outstanding at March 31, 2016:

Type	Description	Expiration	Number of Contracts	Contract at Value	Initial Contract Amount	Unrealized Appreciation	Variation Margin Receivable

Long	Borsa Istanbul (BIST) 30 Future	April 29, 2016	483	$1,747,957	$1,565,573	$182,384	$2,514

Details of the foreign currency contracts outstanding in the International Portfolio at March 31, 2016 are as follows:

Contracts to buy foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive		Currency to deliver	Contract at value	Unrealized Appreciation (Depreciation)
January 20, 2016	April 29, 2016	GS	10,125,500	CHF	$10,158,362	$10,541,810	$383,448
					$10,158,362	$10,541,810	$383,448

Contracts to sell foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation (Depreciation)
March 14, 2016	June 15, 2016	HSBC	$13,079,275	1,484,550,000	JPY	$13,217,597	$(138,322)
March 14, 2016	June 15, 2016	CITI	$14,226,742	12,794,000	EUR	$14,590,242	$(363,500)
March 14, 2016	June 15, 2016	JPM	$313,455	282,000	EUR	$321,593	$(8,138)
			$27,619,472			$28,129,432	$(509,960)

Counterparties	Currencies
CITI - Citigroup Global Markets, Inc.	CHF - Swiss Franc
GS - Goldman Sachs Bank USA	EUR - Euro
HSBC - HSBC Bank USA, N.A.	JPY - Japanese Yen
JPM - J.P. Morgan Chase Bank

Sector Classifications (Common stocks & Preferred stocks): (Percent of net assets)

Consumer Discretionary	21.7%
Financials	21.4%
Industrials	12.2%
Information Technology	9.1%
Materials	7.9%
Consumer Staples	7.9%
Health Care	7.0%
Energy	3.6%
Utilities	1.9%
Telecommunication Services	1.8%
94.5%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 91.1%		Shares	Value
United Kingdom - 17.9%
Ashtead Group PLC	(c)	57,732	$714,892
ASOS PLC	(a)(c)	21,700	1,011,427
Babcock International Group PLC	(c)	58,587	797,801
Croda International PLC	(c)	13,133	571,847
Dialog Semiconductor PLC	(a)(c)	17,700	698,594
Essentra PLC	(c)	47,570	564,771
Howden Joinery Group PLC	(c)	69,589	477,641
InterContinental Hotels Group PLC	(c)	19,108	786,224
John Wood Group PLC	(c)	61,045	537,576
LivaNova PLC	(a)	15,096	814,882
London Stock Exchange Group PLC	(c)	24,279	980,756
Michael Page International PLC	(c)	59,025	361,001
Rightmove PLC	(c)	9,088	548,792
Schroders PLC	(c)	19,189	737,714
Shawbrook Group PLC	(a)(b)(d)	233,545	1,007,628
St. James's Place PLC	(c)	96,611	1,270,273
Stock Spirits Group PLC	(c)	245,343	516,233
Vectura Group PLC	(a)(d)	124,833	291,528
Worldpay Group PLC	(a)(b)(c)	87,930	346,423
			13,036,003
Japan - 17.2%
Aisin Seiki Co. Ltd.	(c)	20,600	775,381
Alps Electric Co. Ltd.	(c)	13,700	239,053
Chugai Pharmaceutical Co. Ltd.	(c)	33,000	1,021,129
Daifuku Co. Ltd.	(c)	51,600	868,864
Disco Corp.	(c)	4,400	372,288
Don Quijote Holdings Co. Ltd.	(c)	21,500	746,714
Doutor Nichires Holdings Co. Ltd.	(c)	24,900	401,978
Horiba Ltd.	(c)	22,500	838,901
Japan Hotel REIT Investment Corp.	(c)	690	607,245
Kakaku.com, Inc.	(c)	51,901	962,307
Kanamoto Co. Ltd.	(c)	19,400	456,352
K's Holdings Corp.	(c)	12,900	427,356
Kyowa Hakko Kirin Co. Ltd.	(c)	26,000	414,879
Nidec Corp.	(c)	5,300	362,638
Nitori Holdings Co. Ltd.	(c)	5,000	457,500
NSK Ltd.	(c)	66,600	609,584
Ono Pharmaceutical Co. Ltd.	(c)	13,500	571,086
Shionogi & Co. Ltd.	(c)	20,300	954,124
Sompo Japan Nipponkoa Holdings, Inc.	(c)	18,000	510,146
Tadano Ltd.	(c)	29,000	269,105
United Arrows Ltd.	(c)	15,000	620,128
			12,486,758
France - 9.8%
Accor SA	(c)	16,417	694,463
Advanced Accelerator Applications SA - ADR	(a)	16,367	573,172
Criteo SA - ADR	(a)	31,817	1,317,860
Edenred	(c)	26,687	517,381
Ingenico Group SA	(c)	3,610	413,820
Ipsen SA	(c)	17,347	994,716
Publicis Groupe SA	(c)	11,835	829,882
Societe Television Francaise 1	(c)	40,500	523,949
Teleperformance	(c)	9,432	828,444
Zodiac Aerospace	(c)	20,800	415,394
			7,109,081
Germany - 7.7%
Deutsche Pfandbriefbank AG	(a)(b)(c)	70,246	718,470
Deutz AG	(c)	128,096	604,402
GEA Group AG	(c)	10,189	497,131
HeidelbergCement AG	(c)	10,195	871,217
Kloeckner & Co. SE	(c)	68,749	671,698
OSRAM Licht AG	(c)	9,837	505,679
Rheinmetall AG	(c)	12,044	960,365
SAF-Holland SA	(c)	36,465	449,081
Siltronic AG	(a)(c)	17,050	308,292
			5,586,335
Hong Kong - 5.4%
Beijing Enterprises Water Group Ltd.	(c)	900,000	564,679
China Everbright International Ltd.	(c)	589,000	660,033
Haier Electronics Group Co. Ltd.	(c)	246,000	426,980
PAX Global Technology Ltd.	(c)	241,000	241,076
Regina Miracle International Holdings Ltd.	(a)(b)(c)	291,000	425,387
Shun Tak Holdings Ltd.	(c)	2,008,000	667,526
Techtronic Industries Co. Ltd.	(c)	239,500	950,324
			3,936,005
Italy - 5.2%
Anima Holding SpA	(b)(c)	88,836	647,838
Azimut Holding SpA	(c)	25,908	595,809
Infrastrutture Wireless Italiane SpA	(a)(b)(c)	157,319	788,059
Massimo Zanetti Beverage Group SpA	(a)(b)(d)	60,835	486,646
Prada SpA	(c)	171,000	586,859
Yoox Net-A-Porter Group SpA	(a)(c)	22,035	675,207
			3,780,418
Netherlands - 4.4%
ABN AMRO Group NV	(a)(b)(c)	36,100	738,986
GrandVision NV	(b)(c)	21,758	619,661
Intertrust NV	(a)(b)(d)	25,173	561,429
Koninklijke DSM NV	(c)	8,864	487,352
NN Group NV	(c)	25,587	835,279
			3,242,707
United States - 3.1%
Nexteer Automotive Group Ltd.	(c)	836,000	864,681
Signet Jewelers Ltd.		9,500	1,178,285
Tidewater, Inc.		27,100	185,093
			2,228,059
Ireland - 3.0%
Grafton Group PLC	(c)	53,983	559,189
Shire PLC	(c)	16,910	964,457
Smurfit Kappa Group PLC	(c)	24,098	619,884
			2,143,530
Canada - 2.0%
Canadian Western Bank		33,000	613,628
Hudson's Bay Co.		29,671	438,411
lululemon athletica, Inc.	(a)	6,400	433,344
			1,485,383
China - 1.9%
CT Environmental Group Ltd.	(c)	2,434,000	712,390
SouFun Holdings Ltd. - ADR		81,995	491,150
Sound Global Ltd.	(a)(d)	372,000	168,800
			1,372,340
Taiwan - 1.5%
Eclat Textile Co. Ltd.	(c)	46,034	606,521
Makalot Industrial Co. Ltd.	(c)	83,000	499,433
			1,105,954
Israel - 1.3%
Caesarstone Sdot-Yam Ltd.	(a)	8,614	295,891
NICE-Systems Ltd. - ADR		10,300	667,337
			963,228
Switzerland - 1.2%
Julius Baer Group Ltd.	(c)	20,769	890,096
Denmark - 1.2%
Pandora A/S	(c)	6,673	872,413
Bermuda - 1.2%
Arch Capital Group Ltd.	(a)	12,100	860,310
Spain - 1.0%
Cellnex Telecom SAU	(b)(c)	43,473	693,093
Austria - 1.0%
Erste Group Bank AG	(a)(c)	24,500	687,642
Belgium - 0.9%
UCB SA	(c)	8,991	686,330
Sweden - 0.9%
Hoist Finance AB	(a)(b)(c)	75,059	670,411
South Korea - 0.9%
Hotel Shilla Co. Ltd.	(c)	11,118	647,242
Mexico - 0.8%
Grupo Aeroportuario del Sureste SAB de CV - ADR		4,020	603,683
Thailand - 0.8%
Minor International PCL	(c)	553,000	580,540
Australia - 0.8%
Link Administration Holdings Ltd.	(a)(c)	96,586	558,419
Total Common Stocks (Cost $59,407,430)			$66,225,980

Money Market Funds - 9.0%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		3,642,593	$3,642,593
State Street Institutional U.S. Government Money Market Fund
Institutional Class		2,862,329	2,862,329
Total Money Market Funds (Cost $6,504,923)			$6,504,922

Total Investments - 100.1% (Cost $65,912,353)	(e)		$72,730,902
Other Liabilities in Excess of Assets - (0.1%)	(f)		(91,315)
Net Assets - 100.0%			$72,639,587

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2016, the value of these securities totaled $7,704,031, or 10.6% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $55,236,903, or 76.0% of the Portfolio's net assets.
(d) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to its valuation model of a stock is below a chosen threshold. These securities represent $2,516,031, or 3.5% of the Portfolio's net assets.
(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(f) Includes $21,763 of cash pledged as collateral for the following futures contracts outstanding at March 31, 2016:

Type	Description	Expiration	Number of Contracts	Contract at Value	Initial Contract Amount	Unrealized Appreciation (Depreciation)	Variation Margin Payable

Long	JPX-Nikkei Index 400 Future	June 9, 2016	68	$735,013	$746,898	$(11,885)	$(7,549)

Details of the foreign currency contracts outstanding in the International Small-Mid Company Portfolio at March 31, 2016 are as follows:

Contracts to sell foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation (Depreciation)
February 18, 2016	June 23, 2016	BARC	$1,332,895	930,000	GBP	$1,336,070	$(3,175)
February 18, 2016	June 23, 2016	BARC	$1,335,960	1,200,000	EUR	$1,368,847	$(32,887)
March 10, 2016	June 23, 2016	JPM	$1,306,901	1,200,000	EUR	$1,368,847	$(61,946)
			$3,975,756			$4,073,764	$(98,008)

Counterparties	Currencies
BARC - Barclays Bank PLC	EUR - Euro
JPM - J.P. Morgan Chase Bank, N.A.	GBP - British Pound

Sector Classifications (Common stocks): (Percent of net assets)
Consumer Discretionary	24.8%
Financials	17.8%
Industrials	16.8%
Information Technology	11.0%
Health Care	10.0%
Materials	4.3%
Telecommunication Services	2.0%
Utilities	2.0%
Consumer Staples	1.4%
Energy	1.0%
91.1%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 93.4%		Shares	Value
CONSUMER DISCRETIONARY - 21.7%
Lear Corp. (Auto Components)		23,215	$2,580,812
Carnival Corp. (Hotels, Restaurants & Leisure)		118,798	6,268,970
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a)	144,032	7,128,144
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	285,106	6,112,673
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	95,331	3,346,118
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)		210,824	4,439,953
Wendy's Co. / The (Hotels, Restaurants & Leisure)		445,780	4,854,544
CalAtlantic Group, Inc. (Household Durables)		191,750	6,408,285
Comcast Corp. Class A (Media)		138,982	8,489,021
Live Nation Entertainment, Inc. (Media)	(a)	284,505	6,347,307
Twenty-First Century Fox, Inc. Class A (Media)		129,621	3,613,833
Viacom, Inc. Class B (Media)		175,911	7,261,606
Vivendi SA (Media)	(b)	154,473	3,237,290
Target Corp. (Multiline Retail)		100,757	8,290,286
Coach, Inc. (Textiles, Apparel & Luxury Goods)		178,671	7,162,920
lululemon athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	89,474	6,058,285
			91,600,047
CONSUMER STAPLES - 3.8%
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	50,351	2,029,145
ConAgra Foods, Inc. (Food Products)		178,710	7,974,040
Mondelez International, Inc. Class A (Food Products)		148,565	5,960,428
			15,963,613
ENERGY - 7.7%
Halliburton Co. (Energy Equip. & Svs.)		133,515	4,769,156
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		382,788	6,744,725
Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	278,249	826,400
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	207,428	1,644,904
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	140,654	4,676,746
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		213,411	6,703,239
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		78,167	5,348,968
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	124,639	1,739,960
			32,454,098
FINANCIALS - 14.9%
Bank of America Corp. (Banks)		391,275	5,290,038
Citigroup, Inc. (Banks)		141,916	5,924,993
JPMorgan Chase & Co. (Banks)		125,377	7,424,826
PNC Financial Services Group, Inc. / The (Banks)		66,979	5,664,414
Wells Fargo & Co. (Banks)		107,339	5,190,914
Goldman Sachs Group, Inc. / The (Capital Markets)		41,619	6,533,351
Morgan Stanley (Capital Markets)		161,321	4,034,638
Capital One Financial Corp. (Consumer Finance)		65,850	4,564,063
Synchrony Financial (Consumer Finance)	(a)	155,410	4,454,051
Voya Financial, Inc. (Diversified Financial Svs.)		179,688	5,349,312
MetLife, Inc. (Insurance)		194,652	8,553,009
			62,983,609
HEALTH CARE - 10.9%
AbbVie, Inc. (Biotechnology)		88,393	5,049,008
Biogen, Inc. (Biotechnology)	(a)	10,362	2,697,436
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	25,470	2,100,766
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	218,761	5,477,775
Allergan PLC (Pharmaceuticals)	(a)	11,431	3,063,851
Bristol-Myers Squibb Co. (Pharmaceuticals)		144,646	9,239,987
Merck & Co., Inc. (Pharmaceuticals)		93,114	4,926,662
Pfizer, Inc. (Pharmaceuticals)		236,870	7,020,827
Shire PLC - ADR (Pharmaceuticals)		37,569	6,458,111
			46,034,423
INDUSTRIALS - 8.8%
Boeing Co. / The (Aerospace & Defense)		19,843	2,518,870
DigitalGlobe, Inc. (Aerospace & Defense)	(a)	178,305	3,084,676
United Technologies Corp. (Aerospace & Defense)		46,426	4,647,243
Eaton Corp. PLC (Electrical Equip.)		78,784	4,928,727
General Electric Co. (Industrial Conglomerates)		257,045	8,171,461
Mueller Water Products, Inc. Class A (Machinery)		268,294	2,650,745
Hertz Global Holdings, Inc. (Road & Rail)	(a)	503,286	5,299,602
Union Pacific Corp. (Road & Rail)		74,041	5,889,962
			37,191,286
INFORMATION TECHNOLOGY - 17.7%
Brocade Communications Systems, Inc. (Communications Equip.)		370,688	3,921,879
Juniper Networks, Inc. (Communications Equip.)		158,353	4,039,585
Polycom, Inc. (Communications Equip.)	(a)	357,903	3,990,618
Benchmark Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	170,159	3,922,165
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	9,756	7,267,732
Match Group, Inc. (Internet Software & Svs.)	(a)	134,525	1,487,846
Cadence Design Systems, Inc. (Software)	(a)	209,689	4,944,467
Fortinet, Inc. (Software)	(a)	137,654	4,216,342
Guidewire Software, Inc. (Software)	(a)	68,788	3,747,570
Microsoft Corp. (Software)		167,712	9,262,734
PTC, Inc. (Software)	(a)	186,789	6,193,923
Qlik Technologies, Inc. (Software)	(a)	130,144	3,763,764
Rovi Corp. (Software)	(a)	296,163	6,074,303
Apple, Inc. (Tech. Hardware, Storage & Periph.)		39,875	4,345,976
Diebold, Inc. (Tech. Hardware, Storage & Periph.)		255,757	7,393,935
			74,572,839
MATERIALS - 2.4%
Monsanto Co. (Chemicals)		36,764	3,225,673
Constellium NV Class A (Metals & Mining)	(a)	253,511	1,315,722
Louisiana-Pacific Corp. (Paper & Forest Products)	(a)	313,675	5,370,116
			9,911,511
TELECOMMUNICATION SERVICES - 1.4%
Frontier Communications Corp. (Diversified Telecom. Svs.)		1,007,536	5,632,126
UTILITIES - 4.1%
FirstEnergy Corp. (Electric Utilities)		250,585	9,013,542
PG&E Corp. (Electric Utilities)		75,479	4,507,606
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	254,746	3,864,497
			17,385,645
Total Common Stocks (Cost $404,854,967)			$393,729,197

Money Market Funds - 5.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		22,188,000	$22,188,000
Total Money Market Funds (Cost $22,188,000)			$22,188,000

Total Investments - 98.7% (Cost $427,042,967)	(c)		$415,917,197
Other Assets in Excess of Liabilities - 1.3%			5,736,759
Net Assets - 100.0%			$421,653,956

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $3,237,290, or 0.8% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 96.5%				Shares	Value
CONSUMER DISCRETIONARY - 25.4%
Tesla Motors, Inc. (Automobiles)	(a)			1,873	$430,359
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)			2,531	1,192,025
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)			23,748	1,313,027
Starbucks Corp. (Hotels, Restaurants & Leisure)				15,265	911,320
Amazon.com, Inc. (Internet & Catalog Retail)	(a)			2,625	1,558,305
Ctrip.com International Ltd. - ADR (Internet & Catalog Retail)	(a)			14,600	646,196
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)			762	982,188
Time Warner, Inc. (Media)				14,474	1,050,089
Advance Auto Parts, Inc. (Specialty Retail)				7,600	1,218,584
Lowe's Cos., Inc. (Specialty Retail)				34,668	2,626,101
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)				37,668	1,149,251
					13,077,445
FINANCIALS - 11.2%
PacWest Bancorp (Banks)				26,995	1,002,864
TD Ameritrade Holding Corp. (Capital Markets)				27,644	871,615
Synchrony Financial (Consumer Finance)	(a)			35,743	1,024,394
Intercontinental Exchange, Inc. (Diversified Financial Svs.)				6,416	1,508,658
Crown Castle International Corp. (Real Estate Investment Trusts)				16,017	1,385,470
					5,793,001
HEALTH CARE - 15.1%
Amgen, Inc. (Biotechnology)				9,575	1,435,580
Celgene Corp. (Biotechnology)	(a)			16,546	1,656,089
DBV Technologies SA - ADR (Biotechnology)	(a)			8,731	284,194
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)			1,692	609,864
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)			73,913	1,390,304
Teleflex, Inc. (Health Care Equip. & Supplies)				3,878	608,885
Zoetis, Inc. (Pharmaceuticals)				40,023	1,774,220
					7,759,136
INDUSTRIALS - 10.2%
General Electric Co. (Industrial Conglomerates)				69,997	2,225,205
Nielsen Holdings PLC (Professional Svs.)				32,096	1,690,175
Verisk Analytics, Inc. (Professional Svs.)	(a)			6,947	555,204
Canadian Pacific Railway Ltd. (Road & Rail)				5,836	774,379
					5,244,963
INFORMATION TECHNOLOGY - 31.0%
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)			4,003	2,982,035
CoStar Group, Inc. (Internet Software & Svs.)	(a)			6,927	1,303,454
Facebook, Inc. Class A (Internet Software & Svs.)	(a)			11,894	1,357,105
SPS Commerce, Inc. (Internet Software & Svs.)	(a)			13,618	584,757
MasterCard, Inc. Class A (IT Svs.)				21,119	1,995,746
WEX, Inc. (IT Svs.)	(a)			11,186	932,465
NXP Semiconductors NV (Semiconductors & Equip.)	(a)			9,955	807,052
Activision Blizzard, Inc. (Software)				20,567	695,987
Adobe Systems, Inc. (Software)	(a)			17,311	1,623,772
Atlassian Corp. PLC Class A (Software)	(a)			2,207	55,506
salesforce.com, Inc. (Software)	(a)			17,431	1,286,931
Workday, Inc. Class A (Software)	(a)			11,483	882,354
Apple, Inc. (Tech. Hardware, Storage & Periph.)				13,375	1,457,741
					15,964,905
MATERIALS - 3.6%
Summit Materials, Inc. Class A (Construction Materials)	(a)			30,467	592,583
Vulcan Materials Co. (Construction Materials)				12,070	1,274,230
					1,866,813
Total Common Stocks (Cost $44,307,695)					$49,706,263

Commercial Paper - 0.2%		Rate	Maturity	Face Amount	Value
BNP Paribas		0.000%	04/01/2016	$100,000	$100,000
Commercial Paper (Cost $100,000)					$100,000

Money Market Funds - 3.6%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				1,840,000	$1,840,000
Total Money Market Funds (Cost $1,840,000)					$1,840,000

Total Investments - 100.3% (Cost $46,247,695)	(b)				$51,646,263
Liabilities in Excess of Other Assets - (0.3)%					(161,678)
Net Assets - 100.0%					$51,484,585

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 90.2%				Shares	Value
CONSUMER DISCRETIONARY - 13.2%
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)			109,912	$4,141,484
Biglari Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)			9,449	3,512,288
Diamond Resorts International, Inc. (Hotels, Restaurants & Leisure)	(a)			78,648	1,911,146
Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	(b)			117,208	1,696,107
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)				46,408	2,189,065
Manchester United PLC Class A (Media)				75,977	1,097,108
National CineMedia, Inc. (Media)				149,546	2,274,595
Monro Muffler Brake, Inc. (Specialty Retail)				20,123	1,438,191
Party City Holdco, Inc. (Specialty Retail)	(a)			53,117	798,880
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)			152,944	4,952,327
Carter's, Inc. (Textiles, Apparel & Luxury Goods)				36,803	3,878,300
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)				136,390	2,512,304
					30,401,795
CONSUMER STAPLES - 3.4%
Britvic PLC (Beverages)	(b)			90,198	919,251
Casey's General Stores, Inc. (Food & Staples Retailing)				18,333	2,077,496
Amplify Snack Brands, Inc. (Food Products)	(a)			102,679	1,470,363
Ontex Group NV (Personal Products)	(b)			105,993	3,471,102
					7,938,212
ENERGY - 0.6%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)			22,202	1,344,553
FINANCIALS - 8.6%
Bank of the Ozarks, Inc. (Banks)				40,206	1,687,446
Artisan Partners Asset Management, Inc. Class A (Capital Markets)				43,933	1,354,894
Financial Engines, Inc. (Capital Markets)				46,341	1,456,498
LPL Financial Holdings, Inc. (Capital Markets)				79,930	1,982,264
Pace Holdings Corp. (Capital Markets)	(a)			84,896	848,111
WisdomTree Investments, Inc. (Capital Markets)				112,919	1,290,664
MSCI, Inc. (Diversified Financial Svs.)				44,502	3,296,708
RLI Corp. (Insurance)				32,581	2,178,366
Easterly Government Properties, Inc. (Real Estate Investment Trusts)				76,645	1,419,465
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)				11,198	1,313,749
St. Joe Co. / The (Real Estate Mgmt. & Development)	(a)			68,635	1,177,090
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a)			18,419	1,801,010
					19,806,265
HEALTH CARE - 18.6%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)			45,569	1,274,109
DBV Technologies SA - ADR (Biotechnology)	(a)			37,345	1,215,580
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)			29,812	1,207,386
Insys Therapeutics, Inc. (Biotechnology)	(a)			42,640	681,814
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)			110,298	1,206,660
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)			14,945	1,600,460
Puma Biotechnology, Inc. (Biotechnology)	(a)			16,441	482,872
Atrion Corp. (Health Care Equip. & Supplies)				2,092	827,093
EndoChoice Holdings, Inc. (Health Care Equip. & Supplies)	(a)			35,297	183,897
Endologix, Inc. (Health Care Equip. & Supplies)	(a)			149,403	1,249,009
Globus Medical, Inc. (Health Care Equip. & Supplies)	(a)			73,597	1,747,929
Insulet Corp. (Health Care Equip. & Supplies)	(a)			7,049	233,745
LDR Holding Corp. (Health Care Equip. & Supplies)	(a)			62,686	1,597,866
Masimo Corp. (Health Care Equip. & Supplies)	(a)			32,499	1,359,758
Novadaq Technologies, Inc. (Health Care Equip. & Supplies)	(a)			149,663	1,659,763
Quidel Corp. (Health Care Equip. & Supplies)	(a)			58,942	1,017,339
STERIS PLC (Health Care Equip. & Supplies)				42,616	3,027,867
Trinity Biotech PLC - ADR (Health Care Equip. & Supplies)	(a)			104,778	1,221,712
Wright Medical Group NV (Health Care Equip. & Supplies)	(a)			67,513	1,120,716
Capital Senior Living Corp. (Health Care Providers & Svs.)	(a)			59,086	1,094,273
ExamWorks Group, Inc. (Health Care Providers & Svs.)	(a)			36,338	1,074,151
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)			59,240	1,461,451
athenahealth, Inc. (Health Care Technology)	(a)			16,148	2,241,019
HealthStream, Inc. (Health Care Technology)	(a)			1,056	23,327
Medidata Solutions, Inc. (Health Care Technology)	(a)			38,779	1,501,135
Bio-Techne Corp. (Life Sciences Tools & Svs.)				23,625	2,233,035
Aralez Pharmaceuticals, Inc. (Pharmaceuticals)	(a)			114,924	407,980
Catalent, Inc. (Pharmaceuticals)	(a)			107,503	2,867,105
GW Pharmaceuticals PLC - ADR (Pharmaceuticals)	(a)			11,672	842,135
Phibro Animal Health Corp. Class A (Pharmaceuticals)				55,235	1,493,554
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)			44,415	2,371,317
Relypsa, Inc. (Pharmaceuticals)	(a)			57,727	782,201
Teligent, Inc. (Pharmaceuticals)	(a)			122,398	599,750
XenoPort, Inc. (Pharmaceuticals)	(a)			206,453	931,103
					42,839,111
INDUSTRIALS - 12.4%
HEICO Corp. Class A (Aerospace & Defense)				66,539	3,167,256
Sparton Corp. (Aerospace & Defense)	(a)			38,896	699,739
A.O. Smith Corp. (Building Products)				29,095	2,220,239
SP Plus Corp. (Commercial Svs. & Supplies)	(a)			56,393	1,356,816
EnerSys (Electrical Equip.)				47,879	2,667,818
Raven Industries, Inc. (Industrial Conglomerates)				84,673	1,356,462
Kennametal, Inc. (Machinery)				86,726	1,950,468
Nordson Corp. (Machinery)				37,313	2,837,281
Proto Labs, Inc. (Machinery)	(a)			28,115	2,167,385
Rexnord Corp. (Machinery)	(a)			154,843	3,130,925
Wabtec Corp. (Machinery)				15,391	1,220,352
Advisory Board Co. / The (Professional Svs.)	(a)			53,109	1,712,765
CEB, Inc. (Professional Svs.)				38,688	2,504,274
Old Dominion Freight Line, Inc. (Road & Rail)	(a)			21,574	1,501,982
					28,493,762
INFORMATION TECHNOLOGY - 31.3%
Belden, Inc. (Electronic Equip., Instr. & Comp.)				56,641	3,476,625
CTS Corp. (Electronic Equip., Instr. & Comp.)				134,103	2,110,781
FEI Co. (Electronic Equip., Instr. & Comp.)				30,833	2,744,445
National Instruments Corp. (Electronic Equip., Instr. & Comp.)				50,265	1,513,479
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)			33,555	2,197,517
Alarm.com Holdings, Inc. (Internet Software & Svs.)	(a)			44,180	1,047,066
ChannelAdvisor Corp. (Internet Software & Svs.)	(a)			98,409	1,107,101
Cimpress NV (Internet Software & Svs.)	(a)			18,411	1,669,694
CoStar Group, Inc. (Internet Software & Svs.)	(a)			9,083	1,709,148
Envestnet, Inc. (Internet Software & Svs.)	(a)			66,665	1,813,288
j2 Global, Inc. (Internet Software & Svs.)				38,602	2,377,111
Zillow Group, Inc. (Internet Software & Svs.)	(a)			44,564	1,138,610
Broadridge Financial Solutions, Inc. (IT Svs.)				85,581	5,075,809
Euronet Worldwide, Inc. (IT Svs.)	(a)			49,942	3,701,202
MAXIMUS, Inc. (IT Svs.)				41,733	2,196,825
WEX, Inc. (IT Svs.)	(a)			32,882	2,741,044
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)			278,651	2,672,263
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)			48,715	1,224,695
ACI Worldwide, Inc. (Software)	(a)			67,322	1,399,624
Blackbaud, Inc. (Software)				69,044	4,342,177
Cadence Design Systems, Inc. (Software)	(a)			198,662	4,684,450
Descartes Systems Group, Inc. / The (Software)	(a)			70,294	1,368,264
Fleetmatics Group PLC (Software)	(a)			54,909	2,235,345
Guidewire Software, Inc. (Software)	(a)			28,957	1,577,577
NICE-Systems Ltd. - ADR (Software)				69,564	4,507,052
Paylocity Holding Corp. (Software)	(a)			50,753	1,661,653
RealPage, Inc. (Software)	(a)			76,370	1,591,551
SS&C Technologies Holdings, Inc. (Software)				85,743	5,437,821
Textura Corp. (Software)	(a)			41,824	779,181
Tyler Technologies, Inc. (Software)	(a)			11,721	1,507,438
Stratasys Ltd. (Tech. Hardware, Storage & Periph.)	(a)			23,885	619,099
					72,227,935
MATERIALS - 2.1%
Sensient Technologies Corp. (Chemicals)				77,936	4,945,819
Total Common Stocks (Cost $198,849,525)					$207,997,452

Master Limited Partnerships - 1.9%				Shares	Value
CONSUMER DISCRETIONARY - 0.9%
Cedar Fair LP (Hotels, Restaurants & Leisure)				37,809	$2,247,745
ENERGY - 1.0%
DCP Midstream Partners LP (Oil, Gas & Consumable Fuels)				82,772	2,253,882
Total Master Limited Partnerships (Cost $5,126,461)					$4,501,627

Commercial Paper - 0.9%		Rate	Maturity	Face Amount	Value
BNP Paribas		0.000%	04/01/2016	$2,100,000	$2,100,000
Total Commercial Paper (Cost $2,100,000)					$2,100,000

Money Market Funds - 4.8%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				10,988,000	$10,988,000
Total Money Market Funds (Cost $10,988,000)					$10,988,000

Total Investments - 97.8% (Cost $217,063,986)	(c)				$225,587,079
Other Assets in Excess of Liabilities - 2.2%					5,133,632
Net Assets - 100.0%					$230,720,711

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $6,086,460, or 2.6% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 98.2%		Shares	Value
CONSUMER DISCRETIONARY - 24.0%
BorgWarner, Inc. (Auto Components)		14,875	$571,200
LKQ Corp. (Distributors)	(a)	16,109	514,360
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,796	845,862
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	8,965	1,836,301
Expedia, Inc. (Internet & Catalog Retail)		12,043	1,298,476
Advance Auto Parts, Inc. (Specialty Retail)		6,364	1,020,404
Five Below, Inc. (Specialty Retail)	(a)	13,808	570,823
L Brands, Inc. (Specialty Retail)		12,738	1,118,524
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,491	408,027
Restoration Hardware Holdings, Inc. (Specialty Retail)	(a)	14,597	611,614
Ross Stores, Inc. (Specialty Retail)		28,468	1,648,297
Tractor Supply Co. (Specialty Retail)		21,966	1,987,044
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	8,862	1,716,924
Kate Spade & Co. (Textiles, Apparel & Luxury Goods)	(a)	57,777	1,474,469
PVH Corp. (Textiles, Apparel & Luxury Goods)		13,763	1,363,363
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	13,677	1,160,220
			18,145,908
CONSUMER STAPLES - 9.3%
Brown-Forman Corp. Class B (Beverages)		13,287	1,308,371
Whole Foods Market, Inc. (Food & Staples Retailing)		36,583	1,138,097
Blue Buffalo Pet Products, Inc. (Food Products)	(a)	43,754	1,122,728
Hain Celestial Group, Inc. / The (Food Products)	(a)	12,011	491,370
McCormick & Co., Inc. (Food Products)		17,440	1,734,931
Mead Johnson Nutrition Co. (Food Products)		738	62,708
TreeHouse Foods, Inc. (Food Products)	(a)	13,463	1,167,915
			7,026,120
ENERGY - 0.8%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	5,663	342,951
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,135	215,720
			558,671
FINANCIALS - 8.0%
Eagle Bancorp, Inc. (Banks)	(a)	14,960	718,080
First Republic Bank (Banks)		11,268	750,900
Affiliated Managers Group, Inc. (Capital Markets)	(a)	5,990	972,776
SLM Corp. (Consumer Finance)	(a)	45,542	289,647
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		5,885	1,383,799
Equinix, Inc. (Real Estate Investment Trusts)		5,881	1,944,906
			6,060,108
HEALTH CARE - 14.9%
Alkermes PLC (Biotechnology)	(a)	11,268	385,253
Cepheid (Biotechnology)	(a)	15,865	529,256
Medivation, Inc. (Biotechnology)	(a)	11,784	541,828
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	6,066	482,186
C.R. Bard, Inc. (Health Care Equip. & Supplies)		4,895	992,070
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	7,674	521,141
Teleflex, Inc. (Health Care Equip. & Supplies)		3,349	525,827
Adeptus Health, Inc. Class A (Health Care Providers & Svs.)	(a)	6,880	382,115
Cardinal Health, Inc. (Health Care Providers & Svs.)		9,816	804,421
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	9,426	1,627,210
Cerner Corp. (Health Care Technology)	(a)	19,622	1,039,181
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		25,045	998,043
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	3,234	1,114,954
Zoetis, Inc. (Pharmaceuticals)		29,919	1,326,309
			11,269,794
INDUSTRIALS - 13.8%
Fortune Brands Home & Security, Inc. (Building Products)		18,921	1,060,333
AMETEK, Inc. (Electrical Equip.)		22,662	1,132,647
Hubbell, Inc. (Electrical Equip.)		6,497	688,227
Sensata Technologies Holding NV (Electrical Equip.)	(a)	32,880	1,277,059
Graco, Inc. (Machinery)		15,866	1,332,109
Middleby Corp. / The (Machinery)	(a)	16,042	1,712,804
Xylem, Inc. (Machinery)		33,173	1,356,776
Kansas City Southern (Road & Rail)		10,508	897,909
W.W. Grainger, Inc. (Trading Companies & Distributors)		4,191	978,305
			10,436,169
INFORMATION TECHNOLOGY - 18.6%
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		35,239	2,037,519
LinkedIn Corp. (Internet Software & Svs.)	(a)	7,372	842,988
Match Group, Inc. (Internet Software & Svs.)	(a)	26,861	297,083
Black Knight Financial Services, Inc. Class A (IT Svs.)	(a)	39,432	1,223,575
Fidelity National Information Services, Inc. (IT Svs.)		22,749	1,440,239
FleetCor Technologies, Inc. (IT Svs.)	(a)	8,604	1,279,845
Global Payments, Inc. (IT Svs.)		9,429	615,714
Sabre Corp. (IT Svs.)		41,357	1,196,045
Qorvo, Inc. (Semiconductors & Equip.)	(a)	16,334	823,397
Electronic Arts, Inc. (Software)	(a)	18,815	1,243,860
Intuit, Inc. (Software)		15,081	1,568,575
ServiceNow, Inc. (Software)	(a)	12,240	748,843
Splunk, Inc. (Software)	(a)	10,860	531,380
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	11,700	160,173
			14,009,236
MATERIALS - 5.6%
Ashland, Inc. (Chemicals)		9,015	991,289
Axalta Coating Systems Ltd. (Chemicals)	(a)	22,128	646,138
RPM International, Inc. (Chemicals)		20,553	972,774
Sherwin-Williams Co. / The (Chemicals)		5,700	1,622,619
			4,232,820
TELECOMMUNICATION SERVICES - 3.2%
Level 3 Communications, Inc. (Diversified Telecom. Svs.)	(a)	16,119	851,889
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	15,573	1,559,948
			2,411,837
Total Common Stocks (Cost $67,739,488)			$74,150,663

Warrants - 0.0%		Quantity	Value
CONSUMER DISCRETIONARY - 0.0%
HealthSouth Corp. (Health Care Providers & Svs.)		2,083	$4,270
Total Warrants (Cost $0)			$4,270

Money Market Funds - 1.9%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,468,000	$1,468,000
Total Money Market Funds (Cost $1,468,000)			$1,468,000

Total Investments - 100.1% (Cost $69,207,488)	(b)		$75,622,933
Liabilities in Excess of Other Assets - (0.1)%			(73,180)
Net Assets - 100.0%			$75,549,753

Percentages are stated as a percent of net assets.
Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 95.4%		Shares	Value
CONSUMER DISCRETIONARY - 12.3%
BorgWarner, Inc. (Auto Components)		4,900	$188,160
Delphi Automotive PLC (Auto Components)		6,200	465,124
Goodyear Tire & Rubber Co. / The (Auto Components)		6,000	197,880
Johnson Controls, Inc. (Auto Components)		14,500	565,065
Ford Motor Co. (Automobiles)		87,487	1,181,075
General Motors Co. (Automobiles)		31,500	990,045
Harley-Davidson, Inc. (Automobiles)		4,100	210,453
Genuine Parts Co. (Distributors)		3,400	337,824
H&R Block, Inc. (Diversified Consumer Svs.)		5,300	140,026
Carnival Corp. (Hotels, Restaurants & Leisure)		10,100	532,977
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	650	306,131
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,600	172,380
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,246	302,230
McDonald's Corp. (Hotels, Restaurants & Leisure)		20,200	2,538,736
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		3,800	312,170
Starbucks Corp. (Hotels, Restaurants & Leisure)		33,200	1,982,040
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		3,800	317,034
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		2,560	195,661
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,800	168,174
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		9,200	753,020
D.R. Horton, Inc. (Household Durables)		7,400	223,702
Garmin Ltd. (Household Durables)		2,600	103,896
Harman International Industries, Inc. (Household Durables)		1,600	142,464
Leggett & Platt, Inc. (Household Durables)		3,000	145,200
Lennar Corp. Class A (Household Durables)		4,000	193,440
Mohawk Industries, Inc. (Household Durables)	(a)	1,400	267,260
Newell Rubbermaid, Inc. (Household Durables)		6,000	265,740
PulteGroup, Inc. (Household Durables)		7,150	133,777
Whirlpool Corp. (Household Durables)		1,755	316,497
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	8,650	5,134,986
Expedia, Inc. (Internet & Catalog Retail)		2,700	291,114
Netflix, Inc. (Internet & Catalog Retail)	(a)	9,600	981,408
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)	1,100	1,417,856
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	2,600	172,900
Hasbro, Inc. (Leisure Products)		2,500	200,250
Mattel, Inc. (Leisure Products)		7,600	255,512
Cablevision Systems Corp. Class A (Media)		5,000	165,000
CBS Corp. Class B (Media)		9,450	520,601
Comcast Corp. Class A (Media)		54,553	3,332,097
Discovery Communications, Inc. Class A (Media)	(a)	3,400	97,342
Discovery Communications, Inc. Class C (Media)	(a)	5,300	143,100
Interpublic Group of Cos., Inc. / The (Media)		9,023	207,078
News Corp. Class A (Media)		8,575	109,503
News Corp. Class B (Media)		2,400	31,800
Omnicom Group, Inc. (Media)		5,400	449,442
Scripps Networks Interactive, Inc. Class A (Media)		2,100	137,550
TEGNA, Inc. (Media)		4,900	114,954
Time Warner Cable, Inc. (Media)		6,332	1,295,654
Time Warner, Inc. (Media)		17,766	1,288,923
Twenty-First Century Fox, Inc. Class A (Media)		25,100	699,788
Twenty-First Century Fox, Inc. Class B (Media)		9,700	273,540
Viacom, Inc. Class B (Media)		7,750	319,920
Walt Disney Co. / The (Media)		33,700	3,346,747
Dollar General Corp. (Multiline Retail)		6,500	556,400
Dollar Tree, Inc. (Multiline Retail)	(a)	5,221	430,524
Kohl's Corp. (Multiline Retail)		4,300	200,423
Macy's, Inc. (Multiline Retail)		6,976	307,572
Nordstrom, Inc. (Multiline Retail)		2,900	165,909
Target Corp. (Multiline Retail)		13,500	1,110,780
Advance Auto Parts, Inc. (Specialty Retail)		1,600	256,544
AutoNation, Inc. (Specialty Retail)	(a)	1,700	79,356
AutoZone, Inc. (Specialty Retail)	(a)	675	537,766
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	3,700	183,668
Best Buy Co., Inc. (Specialty Retail)		6,275	203,561
CarMax, Inc. (Specialty Retail)	(a)	4,400	224,840
GameStop Corp. Class A (Specialty Retail)		2,300	72,979
Gap, Inc. / The (Specialty Retail)		5,050	148,470
Home Depot, Inc. / The (Specialty Retail)		28,500	3,802,755
L Brands, Inc. (Specialty Retail)		5,700	500,517
Lowe's Cos., Inc. (Specialty Retail)		20,500	1,552,875
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,200	602,052
Ross Stores, Inc. (Specialty Retail)		9,100	526,890
Signet Jewelers Ltd. (Specialty Retail)		1,800	223,254
Staples, Inc. (Specialty Retail)		14,500	159,935
Tiffany & Co. (Specialty Retail)		2,500	183,450
TJX Cos., Inc. / The (Specialty Retail)		15,000	1,175,250
Tractor Supply Co. (Specialty Retail)		3,000	271,380
Urban Outfitters, Inc. (Specialty Retail)	(a)	1,900	62,871
Coach, Inc. (Textiles, Apparel & Luxury Goods)		6,200	248,558
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		8,800	249,392
Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	4,000	227,840
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		30,300	1,862,541
PVH Corp. (Textiles, Apparel & Luxury Goods)		1,800	178,308
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,300	125,138
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	4,100	347,803
V.F. Corp. (Textiles, Apparel & Luxury Goods)		7,600	492,176
			51,907,023
CONSUMER STAPLES - 9.9%
Brown-Forman Corp. Class B (Beverages)		2,275	224,019
Coca-Cola Co. / The (Beverages)		87,400	4,054,486
Coca-Cola Enterprises, Inc. (Beverages)		4,700	238,478
Constellation Brands, Inc. Class A (Beverages)		3,900	589,251
Dr Pepper Snapple Group, Inc. (Beverages)		4,200	375,564
Molson Coors Brewing Co. Class B (Beverages)		4,100	394,338
Monster Beverage Corp. (Beverages)	(a)	3,400	453,492
PepsiCo, Inc. (Beverages)		32,447	3,325,167
Costco Wholesale Corp. (Food & Staples Retailing)		9,900	1,560,042
CVS Health Corp. (Food & Staples Retailing)		24,620	2,553,833
Kroger Co. / The (Food & Staples Retailing)		21,900	837,675
Sysco Corp. (Food & Staples Retailing)		11,800	551,414
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		19,400	1,634,256
Wal-Mart Stores, Inc. (Food & Staples Retailing)		35,200	2,410,848
Whole Foods Market, Inc. (Food & Staples Retailing)		7,300	227,103
Archer-Daniels-Midland Co. (Food Products)		13,350	484,739
Campbell Soup Co. (Food Products)		4,000	255,160
ConAgra Foods, Inc. (Food Products)		9,700	432,814
General Mills, Inc. (Food Products)		13,300	842,555
Hershey Co. / The (Food Products)		3,200	294,688
Hormel Foods Corp. (Food Products)		6,100	263,764
J.M. Smucker Co. / The (Food Products)		2,700	350,568
Kellogg Co. (Food Products)		5,700	436,335
Kraft Heinz Co. / The (Food Products)		13,325	1,046,812
McCormick & Co., Inc. (Food Products)		2,600	258,648
Mead Johnson Nutrition Co. (Food Products)		4,151	352,710
Mondelez International, Inc. Class A (Food Products)		35,176	1,411,261
Tyson Foods, Inc. Class A (Food Products)		6,600	439,956
Church & Dwight Co., Inc. (Household Products)		2,900	267,322
Clorox Co. / The (Household Products)		2,900	365,574
Colgate-Palmolive Co. (Household Products)		20,000	1,413,000
Kimberly-Clark Corp. (Household Products)		8,100	1,089,531
Procter & Gamble Co. / The (Household Products)		59,522	4,899,256
Estee Lauder Cos., Inc. / The Class A (Personal Products)		5,000	471,550
Altria Group, Inc. (Tobacco)		43,900	2,750,774
Philip Morris International, Inc. (Tobacco)		34,800	3,414,228
Reynolds American, Inc. (Tobacco)		18,574	934,458
			41,905,669
ENERGY - 6.4%
Baker Hughes, Inc. (Energy Equip. & Svs.)		9,841	431,331
Cameron International Corp. (Energy Equip. & Svs.)	(a)	4,300	288,315
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)		1,400	30,422
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	5,100	139,536
Halliburton Co. (Energy Equip. & Svs.)		19,300	689,396
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		2,400	140,928
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		8,400	261,240
Schlumberger Ltd. (Energy Equip. & Svs.)		28,147	2,075,841
Transocean Ltd. (Energy Equip. & Svs.)		7,700	70,378
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		11,400	530,898
Apache Corp. (Oil, Gas & Consumable Fuels)		8,472	413,518
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		10,300	233,913
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		11,600	47,792
Chevron Corp. (Oil, Gas & Consumable Fuels)		42,238	4,029,505
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		2,100	204,267
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		9,000	225,900
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,900	293,016
ConocoPhillips (Oil, Gas & Consumable Fuels)		27,700	1,115,479
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		11,500	315,560
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		12,300	892,734
EQT Corp. (Oil, Gas & Consumable Fuels)		3,600	242,136
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		93,164	7,787,579
Hess Corp. (Oil, Gas & Consumable Fuels)		5,900	310,635
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		41,073	733,564
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		18,920	210,769
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		11,920	443,186
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		3,600	90,684
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	4,400	146,300
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		9,600	301,536
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		17,100	1,170,153
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4,700	140,342
Phillips 66 (Oil, Gas & Consumable Fuels)		10,550	913,525
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		3,700	520,738
Range Resources Corp. (Oil, Gas & Consumable Fuels)		3,800	123,044
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	8,700	70,209
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)		15,118	462,611
Tesoro Corp. (Oil, Gas & Consumable Fuels)		2,700	232,227
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		10,600	679,884
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		15,300	245,871
			27,254,962
FINANCIALS - 14.9%
Bank of America Corp. (Banks)		231,727	3,132,949
BB&T Corp. (Banks)		17,500	582,225
Citigroup, Inc. (Banks)		66,136	2,761,178
Citizens Financial Group, Inc. (Banks)		11,800	247,210
Comerica, Inc. (Banks)		3,900	147,693
Fifth Third Bancorp (Banks)		17,550	292,910
Huntington Bancshares, Inc. (Banks)		17,800	169,812
JPMorgan Chase & Co. (Banks)		82,343	4,876,352
KeyCorp (Banks)		18,800	207,552
M&T Bank Corp. (Banks)		3,600	399,600
People's United Financial, Inc. (Banks)		7,000	111,510
PNC Financial Services Group, Inc. / The (Banks)		11,242	950,736
Regions Financial Corp. (Banks)		28,875	226,669
SunTrust Banks, Inc. (Banks)		11,300	407,704
U.S. Bancorp (Banks)		36,690	1,489,247
Wells Fargo & Co. (Banks)		103,713	5,015,561
Zions Bancorporation (Banks)		4,600	111,366
Affiliated Managers Group, Inc. (Capital Markets)	(a)	1,200	194,880
Ameriprise Financial, Inc. (Capital Markets)		3,780	355,358
Bank of New York Mellon Corp. / The (Capital Markets)		24,111	888,008
BlackRock, Inc. (Capital Markets)		2,800	953,596
Charles Schwab Corp. / The (Capital Markets)		27,000	756,540
E*TRADE Financial Corp. (Capital Markets)	(a)	6,390	156,491
Franklin Resources, Inc. (Capital Markets)		8,400	328,020
Goldman Sachs Group, Inc. / The (Capital Markets)		8,850	1,389,273
Invesco Ltd. (Capital Markets)		9,300	286,161
Legg Mason, Inc. (Capital Markets)		2,400	83,232
Morgan Stanley (Capital Markets)		34,300	857,843
Northern Trust Corp. (Capital Markets)		4,800	312,816
State Street Corp. (Capital Markets)		9,000	526,680
T. Rowe Price Group, Inc. (Capital Markets)		5,600	411,376
American Express Co. (Consumer Finance)		18,400	1,129,760
Capital One Financial Corp. (Consumer Finance)		11,873	822,918
Discover Financial Services (Consumer Finance)		9,250	471,010
Navient Corp. (Consumer Finance)		7,700	92,169
Synchrony Financial (Consumer Finance)	(a)	18,700	535,942
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	42,091	5,971,871
CME Group, Inc. (Diversified Financial Svs.)		7,575	727,579
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		2,632	618,888
Leucadia National Corp. (Diversified Financial Svs.)		7,500	121,275
McGraw Hill Financial, Inc. (Diversified Financial Svs.)		6,000	593,880
Moody's Corp. (Diversified Financial Svs.)		3,800	366,928
Nasdaq, Inc. (Diversified Financial Svs.)		2,600	172,588
Aflac, Inc. (Insurance)		9,400	593,516
Allstate Corp. / The (Insurance)		8,500	572,645
American International Group, Inc. (Insurance)		25,795	1,394,220
Aon PLC (Insurance)		6,100	637,145
Assurant, Inc. (Insurance)		1,500	115,725
Chubb Ltd. (Insurance)		10,309	1,228,317
Cincinnati Financial Corp. (Insurance)		3,366	220,002
Hartford Financial Services Group, Inc. / The (Insurance)		8,900	410,112
Lincoln National Corp. (Insurance)		5,386	211,131
Loews Corp. (Insurance)		5,961	228,068
Marsh & McLennan Cos., Inc. (Insurance)		11,700	711,243
MetLife, Inc. (Insurance)		24,600	1,080,924
Principal Financial Group, Inc. (Insurance)		6,100	240,645
Progressive Corp. / The (Insurance)		13,100	460,334
Prudential Financial, Inc. (Insurance)		10,000	722,200
Torchmark Corp. (Insurance)		2,575	139,462
Travelers Cos., Inc. / The (Insurance)		6,659	777,172
Unum Group (Insurance)		5,400	166,968
Willis Towers Watson PLC (Insurance)		3,100	367,846
XL Group PLC (Insurance)		6,500	239,200
American Tower Corp. (Real Estate Investment Trusts)		9,500	972,515
Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)		3,473	145,241
AvalonBay Communities, Inc. (Real Estate Investment Trusts)		3,031	576,496
Boston Properties, Inc. (Real Estate Investment Trusts)		3,400	432,072
Crown Castle International Corp. (Real Estate Investment Trusts)		7,500	648,750
Equinix, Inc. (Real Estate Investment Trusts)		1,544	510,616
Equity Residential (Real Estate Investment Trusts)		8,200	615,246
Essex Property Trust, Inc. (Real Estate Investment Trusts)		1,500	350,790
Extra Space Storage, Inc. (Real Estate Investment Trusts)		2,800	261,688
Federal Realty Investment Trust (Real Estate Investment Trusts)		1,600	249,680
General Growth Properties, Inc. (Real Estate Investment Trusts)		13,100	389,463
HCP, Inc. (Real Estate Investment Trusts)		10,400	338,832
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)		16,902	282,263
Iron Mountain, Inc. (Real Estate Investment Trusts)		4,328	146,762
Kimco Realty Corp. (Real Estate Investment Trusts)		9,300	267,654
Macerich Co. / The (Real Estate Investment Trusts)		2,800	221,872
Prologis, Inc. (Real Estate Investment Trusts)		11,739	518,629
Public Storage (Real Estate Investment Trusts)		3,300	910,239
Realty Income Corp. (Real Estate Investment Trusts)		5,600	350,056
Simon Property Group, Inc. (Real Estate Investment Trusts)		6,962	1,445,938
SL Green Realty Corp. (Real Estate Investment Trusts)		2,200	213,136
UDR, Inc. (Real Estate Investment Trusts)		6,000	231,180
Ventas, Inc. (Real Estate Investment Trusts)		7,500	472,200
Vornado Realty Trust (Real Estate Investment Trusts)		3,993	377,059
Welltower, Inc. (Real Estate Investment Trusts)		8,000	554,720
Weyerhaeuser Co. (Real Estate Investment Trusts)		17,743	549,678
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	6,500	187,330
			62,992,336
HEALTH CARE - 13.6%
AbbVie, Inc. (Biotechnology)		36,200	2,067,744
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	5,100	710,022
Amgen, Inc. (Biotechnology)		16,906	2,534,715
Baxalta, Inc. (Biotechnology)		15,100	610,040
Biogen, Inc. (Biotechnology)	(a)	4,945	1,287,282
Celgene Corp. (Biotechnology)	(a)	17,500	1,751,575
Gilead Sciences, Inc. (Biotechnology)		30,700	2,820,102
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,800	648,792
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,500	437,195
Abbott Laboratories (Health Care Equip. & Supplies)		33,100	1,384,573
Baxter International, Inc. (Health Care Equip. & Supplies)		12,300	505,284
Becton Dickinson and Co. (Health Care Equip. & Supplies)		4,737	719,171
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	30,303	569,999
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,700	344,539
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		5,400	332,802
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	4,800	423,408
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	5,500	189,750
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	825	495,866
Medtronic PLC (Health Care Equip. & Supplies)		31,590	2,369,250
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		6,400	352,000
Stryker Corp. (Health Care Equip. & Supplies)		7,000	751,030
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,100	168,042
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		3,970	423,321
Aetna, Inc. (Health Care Providers & Svs.)		7,854	882,397
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4,400	380,820
Anthem, Inc. (Health Care Providers & Svs.)		5,900	820,041
Cardinal Health, Inc. (Health Care Providers & Svs.)		7,400	606,430
Centene Corp. (Health Care Providers & Svs.)	(a)	3,800	233,966
Cigna Corp. (Health Care Providers & Svs.)		5,700	782,268
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)	(a)	3,700	271,506
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	14,978	1,028,839
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	6,900	538,545
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	1,800	310,734
Humana, Inc. (Health Care Providers & Svs.)		3,300	603,735
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	2,300	269,399
McKesson Corp. (Health Care Providers & Svs.)		5,100	801,975
Patterson Cos., Inc. (Health Care Providers & Svs.)		1,900	88,407
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		3,200	228,640
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	2,212	63,993
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		21,300	2,745,570
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		2,000	249,440
Cerner Corp. (Health Care Technology)	(a)	6,800	360,128
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		7,400	294,890
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,300	534,963
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		2,500	123,650
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		8,900	1,260,151
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,800	237,456
Allergan PLC (Pharmaceuticals)	(a)	8,840	2,369,385
Bristol-Myers Squibb Co. (Pharmaceuticals)		37,469	2,393,520
Eli Lilly & Co. (Pharmaceuticals)		21,800	1,569,818
Endo International PLC (Pharmaceuticals)	(a)	4,600	129,490
Johnson & Johnson (Pharmaceuticals)		61,900	6,697,580
Mallinckrodt PLC (Pharmaceuticals)	(a)	2,500	153,200
Merck & Co., Inc. (Pharmaceuticals)		62,294	3,295,975
Mylan NV (Pharmaceuticals)	(a)	9,200	426,420
Perrigo Co. PLC (Pharmaceuticals)		3,300	422,169
Pfizer, Inc. (Pharmaceuticals)		135,710	4,022,444
Zoetis, Inc. (Pharmaceuticals)		10,300	456,599
			57,551,045
INDUSTRIALS - 9.7%
Boeing Co. / The (Aerospace & Defense)		14,000	1,777,160
General Dynamics Corp. (Aerospace & Defense)		6,600	867,042
Honeywell International, Inc. (Aerospace & Defense)		17,300	1,938,465
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,700	201,450
Lockheed Martin Corp. (Aerospace & Defense)		5,900	1,306,850
Northrop Grumman Corp. (Aerospace & Defense)		4,100	811,390
Raytheon Co. (Aerospace & Defense)		6,700	821,621
Rockwell Collins, Inc. (Aerospace & Defense)		2,900	267,409
Textron, Inc. (Aerospace & Defense)		6,100	222,406
United Technologies Corp. (Aerospace & Defense)		17,500	1,751,750
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,200	237,536
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,100	200,121
FedEx Corp. (Air Freight & Logistics)		5,800	943,776
United Parcel Service, Inc. Class B (Air Freight & Logistics)		15,500	1,634,785
American Airlines Group, Inc. (Airlines)		13,500	553,635
Delta Air Lines, Inc. (Airlines)		17,500	851,900
Southwest Airlines Co. (Airlines)		14,300	640,640
United Continental Holdings, Inc. (Airlines)	(a)	8,100	484,866
Allegion PLC (Building Products)		2,200	140,162
Masco Corp. (Building Products)		7,500	235,875
ADT Corp. / The (Commercial Svs. & Supplies)		3,750	154,725
Cintas Corp. (Commercial Svs. & Supplies)		2,000	179,620
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		4,300	92,622
Republic Services, Inc. (Commercial Svs. & Supplies)		5,380	256,357
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,900	239,761
Tyco International PLC (Commercial Svs. & Supplies)		9,500	348,745
Waste Management, Inc. (Commercial Svs. & Supplies)		9,300	548,700
Fluor Corp. (Construction & Engineering)		3,100	166,470
Jacobs Engineering Group, Inc. (Construction & Engineering)	(a)	2,700	117,585
Quanta Services, Inc. (Construction & Engineering)	(a)	3,600	81,216
AMETEK, Inc. (Electrical Equip.)		5,300	264,894
Eaton Corp. PLC (Electrical Equip.)		10,336	646,620
Emerson Electric Co. (Electrical Equip.)		14,400	783,072
Rockwell Automation, Inc. (Electrical Equip.)		2,900	329,875
3M Co. (Industrial Conglomerates)		13,600	2,266,168
Danaher Corp. (Industrial Conglomerates)		13,400	1,271,124
General Electric Co. (Industrial Conglomerates)		209,400	6,656,826
Roper Technologies, Inc. (Industrial Conglomerates)		2,300	420,371
Caterpillar, Inc. (Machinery)		13,100	1,002,674
Cummins, Inc. (Machinery)		3,600	395,784
Deere & Co. (Machinery)		6,700	515,833
Dover Corp. (Machinery)		3,500	225,155
Flowserve Corp. (Machinery)		2,900	128,789
Illinois Tool Works, Inc. (Machinery)		7,300	747,812
Ingersoll-Rand PLC (Machinery)		5,800	359,658
PACCAR, Inc. (Machinery)		7,912	432,707
Parker-Hannifin Corp. (Machinery)		3,000	333,240
Pentair PLC (Machinery)		4,103	222,629
Snap-on, Inc. (Machinery)		1,300	204,087
Stanley Black & Decker, Inc. (Machinery)		3,447	362,659
Xylem, Inc. (Machinery)		4,000	163,600
Dun & Bradstreet Corp. / The (Professional Svs.)		800	82,464
Equifax, Inc. (Professional Svs.)		2,700	308,583
Nielsen Holdings PLC (Professional Svs.)		8,100	426,546
Robert Half International, Inc. (Professional Svs.)		2,900	135,082
Verisk Analytics, Inc. (Professional Svs.)	(a)	3,500	279,720
CSX Corp. (Road & Rail)		21,600	556,200
J.B. Hunt Transport Services, Inc. (Road & Rail)		2,000	168,480
Kansas City Southern (Road & Rail)		2,400	205,080
Norfolk Southern Corp. (Road & Rail)		6,700	557,775
Ryder System, Inc. (Road & Rail)		1,200	77,736
Union Pacific Corp. (Road & Rail)		19,000	1,511,450
Fastenal Co. (Trading Companies & Distributors)		6,500	318,500
United Rentals, Inc. (Trading Companies & Distributors)	(a)	2,000	124,380
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,300	303,459
			40,863,672
INFORMATION TECHNOLOGY - 19.9%
Cisco Systems, Inc. (Communications Equip.)		112,900	3,214,263
F5 Networks, Inc. (Communications Equip.)	(a)	1,500	158,775
Harris Corp. (Communications Equip.)		2,800	218,008
Juniper Networks, Inc. (Communications Equip.)		7,900	201,529
Motorola Solutions, Inc. (Communications Equip.)		3,514	266,010
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		6,900	398,958
Corning, Inc. (Electronic Equip., Instr. & Comp.)		25,000	522,250
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		3,100	102,145
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		8,300	513,936
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	4,000	222,280
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	6,575	5,016,068
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	6,716	5,003,084
eBay, Inc. (Internet Software & Svs.)	(a)	24,300	579,798
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	51,500	5,876,150
VeriSign, Inc. (Internet Software & Svs.)	(a)	2,200	194,788
Yahoo!, Inc. (Internet Software & Svs.)	(a)	19,500	717,795
Accenture PLC Class A (IT Svs.)		14,100	1,627,140
Alliance Data Systems Corp. (IT Svs.)	(a)	1,300	286,000
Automatic Data Processing, Inc. (IT Svs.)		10,300	924,013
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	13,700	858,990
CSRA, Inc. (IT Svs.)		3,100	83,390
Fidelity National Information Services, Inc. (IT Svs.)		6,200	392,522
Fiserv, Inc. (IT Svs.)	(a)	5,000	512,900
International Business Machines Corp. (IT Svs.)		19,850	3,006,283
MasterCard, Inc. Class A (IT Svs.)		22,000	2,079,000
Paychex, Inc. (IT Svs.)		7,200	388,872
PayPal Holdings, Inc. (IT Svs.)	(a)	25,000	965,000
Teradata Corp. (IT Svs.)	(a)	3,000	78,720
Total System Services, Inc. (IT Svs.)		3,777	179,710
Visa, Inc. (IT Svs.)		43,100	3,296,288
Western Union Co. / The (IT Svs.)		11,247	216,955
Xerox Corp. (IT Svs.)		21,402	238,846
Analog Devices, Inc. (Semiconductors & Equip.)		7,000	414,330
Applied Materials, Inc. (Semiconductors & Equip.)		25,400	537,972
Broadcom Ltd. (Semiconductors & Equip.)		8,299	1,282,196
First Solar, Inc. (Semiconductors & Equip.)	(a)	1,750	119,823
Intel Corp. (Semiconductors & Equip.)		106,000	3,429,100
KLA-Tencor Corp. (Semiconductors & Equip.)		3,500	254,835
Lam Research Corp. (Semiconductors & Equip.)		3,525	291,165
Linear Technology Corp. (Semiconductors & Equip.)		5,400	240,624
Microchip Technology, Inc. (Semiconductors & Equip.)		4,600	221,720
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	23,300	243,951
NVIDIA Corp. (Semiconductors & Equip.)		11,500	409,745
Qorvo, Inc. (Semiconductors & Equip.)	(a)	2,900	146,189
QUALCOMM, Inc. (Communications Equip.)		33,500	1,713,190
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,300	334,970
Texas Instruments, Inc. (Semiconductors & Equip.)		22,600	1,297,692
Xilinx, Inc. (Semiconductors & Equip.)		5,700	270,351
Activision Blizzard, Inc. (Software)		11,400	385,776
Adobe Systems, Inc. (Software)	(a)	11,200	1,050,560
Autodesk, Inc. (Software)	(a)	5,100	297,381
CA, Inc. (Software)		6,600	203,214
Citrix Systems, Inc. (Software)	(a)	3,500	275,030
Electronic Arts, Inc. (Software)	(a)	6,900	456,159
Intuit, Inc. (Software)		5,800	603,258
Microsoft Corp. (Software)		177,500	9,803,325
Oracle Corp. (Software)		70,700	2,892,337
Red Hat, Inc. (Software)	(a)	4,100	305,491
salesforce.com, Inc. (Software)	(a)	14,200	1,048,386
Symantec Corp. (Software)		14,594	268,238
Apple, Inc. (Tech. Hardware, Storage & Periph.)		124,400	13,558,356
EMC Corp. (Tech. Hardware, Storage & Periph.)		43,700	1,164,605
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		38,500	682,605
HP, Inc. (Tech. Hardware, Storage & Periph.)		38,700	476,784
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		6,500	177,385
SanDisk Corp. (Tech. Hardware, Storage & Periph.)		4,500	342,360
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		6,700	230,815
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		5,200	245,648
			84,016,032
MATERIALS - 2.7%
Air Products & Chemicals, Inc. (Chemicals)		4,400	633,820
Airgas, Inc. (Chemicals)		1,500	212,460
CF Industries Holdings, Inc. (Chemicals)		5,200	162,968
Dow Chemical Co. / The (Chemicals)		25,100	1,276,586
Eastman Chemical Co. (Chemicals)		3,300	238,359
Ecolab, Inc. (Chemicals)		6,000	669,120
E.I. du Pont de Nemours & Co. (Chemicals)		19,600	1,241,072
FMC Corp. (Chemicals)		3,000	121,110
International Flavors & Fragrances, Inc. (Chemicals)		1,800	204,786
LyondellBasell Industries NV Class A (Chemicals)		7,800	667,524
Monsanto Co. (Chemicals)		9,886	867,398
Mosaic Co. / The (Chemicals)		7,900	213,300
PPG Industries, Inc. (Chemicals)		6,000	668,940
Praxair, Inc. (Chemicals)		6,400	732,480
Sherwin-Williams Co. / The (Chemicals)		1,800	512,406
Martin Marietta Materials, Inc. (Construction Materials)		1,400	223,314
Vulcan Materials Co. (Construction Materials)		3,000	316,710
Avery Dennison Corp. (Containers & Packaging)		2,000	144,220
Ball Corp. (Containers & Packaging)		3,200	228,128
International Paper Co. (Containers & Packaging)		9,200	377,568
Owens-Illinois, Inc. (Containers & Packaging)	(a)	3,600	57,456
Sealed Air Corp. (Containers & Packaging)		4,400	211,244
WestRock Co. (Containers & Packaging)		5,738	223,954
Alcoa, Inc. (Metals & Mining)		29,500	282,610
Freeport-McMoRan, Inc. (Metals & Mining)		28,052	290,058
Newmont Mining Corp. (Metals & Mining)		11,900	316,302
Nucor Corp. (Metals & Mining)		7,100	335,830
			11,429,723
TELECOMMUNICATION SERVICES - 2.7%
AT&T, Inc. (Diversified Telecom. Svs.)		138,011	5,405,891
CenturyLink, Inc. (Diversified Telecom. Svs.)		12,172	389,017
Frontier Communications Corp. (Diversified Telecom. Svs.)		26,241	146,687
Level 3 Communications, Inc. (Diversified Telecom. Svs.)	(a)	6,500	343,525
Verizon Communications, Inc. (Diversified Telecom. Svs.)		91,400	4,942,912
			11,228,032
UTILITIES - 3.3%
American Electric Power Co., Inc. (Electric Utilities)		11,000	730,400
Duke Energy Corp. (Electric Utilities)		15,443	1,245,941
Edison International (Electric Utilities)		7,300	524,797
Entergy Corp. (Electric Utilities)		4,000	317,120
Eversource Energy (Electric Utilities)		7,100	414,214
Exelon Corp. (Electric Utilities)		20,690	741,943
FirstEnergy Corp. (Electric Utilities)		9,534	342,938
NextEra Energy, Inc. (Electric Utilities)		10,300	1,218,902
PG&E Corp. (Multi-Utilities)		11,100	662,892
Pinnacle West Capital Corp. (Electric Utilities)		2,500	187,675
PPL Corp. (Electric Utilities)		15,100	574,857
Southern Co. / The (Electric Utilities)		20,500	1,060,465
Xcel Energy, Inc. (Electric Utilities)		11,400	476,748
AGL Resources, Inc. (Gas Utilities)		2,686	174,966
AES Corp. (Ind. Power & Renewable Elec.)		14,800	174,640
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7,100	92,371
Ameren Corp. (Multi-Utilities)		5,400	270,540
CenterPoint Energy, Inc. (Multi-Utilities)		9,700	202,924
CMS Energy Corp. (Multi-Utilities)		6,200	263,128
Consolidated Edison, Inc. (Multi-Utilities)		6,600	505,692
Dominion Resources, Inc. (Multi-Utilities)		13,400	1,006,608
DTE Energy Co. (Multi-Utilities)		4,000	362,640
NiSource, Inc. (Multi-Utilities)		7,200	169,632
Public Service Enterprise Group, Inc. (Multi-Utilities)		11,400	537,396
SCANA Corp. (Multi-Utilities)		3,200	224,480
Sempra Energy (Multi-Utilities)		5,300	551,465
TECO Energy, Inc. (Multi-Utilities)		5,300	145,909
WEC Energy Group, Inc. (Multi-Utilities)		7,131	428,359
American Water Works Co., Inc. (Water Utilities)		4,000	275,720
			13,885,362
Total Common Stocks (Cost $269,779,056)			$403,033,856

Warrants - 0.0%		Quantity	Value
CONSUMER DISCRETIONARY - 0.0%
HealthSouth Corp. (Health Care Providers & Svs.)		46	$94
Total Warrants (Cost $0)			$94

Exchange Traded Funds - 4.6%		Shares	Value
SPDR S&P 500 ETF Trust		93,525	$19,224,999
Total Exchange Traded Funds (Cost $18,543,322)			$19,224,999

Total Investments - 100.0% (Cost $288,322,378)	(b)		$422,258,949
Other Assets in Excess of Liabilities - 0.0%			171,833
Net Assets - 100.0%			$422,430,782

Percentages are stated as a percent of net assets.
Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 97.2%		Shares	Value
CONSUMER DISCRETIONARY - 3.6%
McDonald's Corp. (Hotels, Restaurants & Leisure)		91,145	$11,455,104

CONSUMER STAPLES - 31.2%
Coca-Cola Co. / The (Beverages)		83,450	3,871,246
Diageo PLC (Beverages)	(a)	156,000	4,206,379
PepsiCo, Inc. (Beverages)		36,700	3,761,016
General Mills, Inc. (Food Products)		97,100	6,151,285
Kraft Heinz Co. / The (Food Products)		167,930	13,192,581
Kimberly-Clark Corp. (Household Products)		59,475	7,999,982
Procter & Gamble Co. / The (Household Products)		140,350	11,552,209
Unilever PLC (Personal Products)	(a)	178,600	8,053,539
Altria Group, Inc. (Tobacco)		228,195	14,298,699
Philip Morris International, Inc. (Tobacco)		147,045	14,426,585
Reynolds American, Inc. (Tobacco)		225,340	11,336,855
			98,850,376
ENERGY - 8.3%
BP PLC (Oil, Gas & Consumable Fuels)	(a)	1,281,300	6,410,789
Chevron Corp. (Oil, Gas & Consumable Fuels)		110,980	10,587,492
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		110,000	9,194,900
			26,193,181
FINANCIALS - 7.6%
Digital Realty Trust, Inc. (Real Estate Investment Trusts)		65,900	5,831,491
National Retail Properties, Inc. (Real Estate Investment Trusts)		83,000	3,834,600
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)		30,000	1,059,000
Realty Income Corp. (Real Estate Investment Trusts)		52,800	3,300,528
Ventas, Inc. (Real Estate Investment Trusts)		97,530	6,140,489
Welltower, Inc. (Real Estate Investment Trusts)		56,800	3,938,512
			24,104,620
HEALTH CARE - 13.1%
AbbVie, Inc. (Biotechnology)		155,000	8,853,600
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	629,156	12,736,126
Johnson & Johnson (Pharmaceuticals)		51,860	5,611,252
Merck & Co., Inc. (Pharmaceuticals)		177,800	9,407,398
Sanofi (Pharmaceuticals)	(a)	62,036	4,987,446
			41,595,822
TELECOMMUNICATION SERVICES - 14.7%
AT&T, Inc. (Diversified Telecom. Svs.)		373,223	14,619,145
BCE, Inc. (Diversified Telecom. Svs.)		156,280	7,122,397
Verizon Communications, Inc. (Diversified Telecom. Svs.)		294,101	15,904,982
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		283,393	9,082,745
			46,729,269
UTILITIES - 18.7%
American Electric Power Co., Inc. (Electric Utilities)		50,600	3,359,840
Duke Energy Corp. (Electric Utilities)		159,906	12,901,216
PPL Corp. (Electric Utilities)		251,900	9,589,833
Southern Co. / The (Electric Utilities)		234,860	12,149,308
Consolidated Edison, Inc. (Multi-Utilities)		47,000	3,601,140
Dominion Resources, Inc. (Multi-Utilities)		61,225	4,599,222
National Grid PLC (Multi-Utilities)	(a)	929,800	13,156,034
			59,356,593
Total Common Stocks (Cost $265,853,474)			$308,284,965

Money Market Funds - 2.1%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		6,522,000	$6,522,000
Total Money Market Funds (Cost $6,522,000)			$6,522,000

Total Investments - 99.3% (Cost $272,375,474)	(b)		$314,806,965
Other Assets in Excess of Liabilities - 0.7%			2,294,130
Net Assets - 100.0%			$317,101,095

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:

(a) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $49,550,313, or 15.6% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Corporate Bonds - 97.5%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 28.3%
Affinia Group, Inc. (Auto Components)		7.750%	5/1/2021	$1,125,000	$1,158,750
American Axle & Manufacturing, Inc. (Auto Components)		6.250%	3/15/2021	400,000	413,000
American Axle & Manufacturing, Inc. (Auto Components)		6.625%	10/15/2022	625,000	648,437
Gates Global LLC / Gates Global Co. (Auto Components)	(b)	6.000%	7/15/2022	925,000	790,875
Goodyear Tire & Rubber Co. / The (Auto Components)		5.125%	11/15/2023	300,000	306,750
International Automotive Components Group SL (Auto Components)	(b)	9.125%	6/1/2018	550,000	495,000
J.B. Poindexter & Co., Inc. (Auto Components)	(b)	9.000%	4/1/2022	725,000	759,437
Lear Corp. (Auto Components)		4.750%	1/15/2023	625,000	642,187
Lear Corp. (Auto Components)		5.375%	3/15/2024	225,000	234,562
Lear Corp. (Auto Components)		5.250%	1/15/2025	100,000	104,000
MPG Holdco I, Inc. (Auto Components)		7.375%	10/15/2022	625,000	618,750
Omega U.S. Sub, LLC (Auto Components)	(b)	8.750%	7/15/2023	325,000	312,000
UCI International, Inc. (Acquired 06/14/2011 through 09/18/2012, Cost $630,412)(Auto Components)	(e)	8.625%	2/15/2019	625,000	120,312
ZF North America Capital, Inc. (Auto Components)	(b)	4.750%	4/29/2025	325,000	323,375
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)		7.100%	3/1/2018	450,000	459,000
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)		7.450%	8/15/2027	300,000	295,500
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	6.000%	4/1/2022	1,175,000	1,222,000
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	1/15/2022	375,000	381,562
Affinity Gaming LLC / Affinity Gaming Finance Corp. (Hotels, Restaurants & Leisure)		9.000%	5/15/2018	250,000	253,750
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		5.125%	1/15/2024	425,000	447,844
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.875%	5/15/2023	525,000	559,125
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(b)	6.375%	4/1/2026	100,000	103,750
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.250%	3/15/2021	50,000	51,812
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.375%	6/1/2024	375,000	389,062
Chester Downs & Marina LLC (Hotels, Restaurants & Leisure)	(b)	9.250%	2/1/2020	450,000	326,250
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.375%	11/1/2023	375,000	375,000
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	10/1/2020	425,000	459,850
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	3/15/2022	1,125,000	1,258,594
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)		9.750%	9/1/2021	500,000	512,500
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc. (Hotels, Restaurants & Leisure)		10.500%	1/15/2020	450,000	464,625
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)		5.875%	11/1/2021	1,075,000	1,069,625
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		7.500%	4/15/2021	225,000	234,000
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		6.375%	8/1/2021	650,000	689,000
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (Hotels, Restaurants & Leisure)	(b)	9.500%	6/15/2019	540,000	556,200
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC (Hotels, Restaurants & Leisure)	(b)	5.875%	5/15/2021	1,225,000	1,228,062
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.804%	10/1/2020	630,000	648,900
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.250%	1/15/2021	325,000	333,937
Station Casinos LLC (Hotels, Restaurants & Leisure)		7.500%	3/1/2021	800,000	847,000
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		3.875%	11/1/2023	325,000	300,625
RSI Home Products, Inc. (Household Durables)	(b)	6.500%	3/15/2023	725,000	755,812
Serta Simmons Holdings LLC (Household Durables)	(b)	8.125%	10/1/2020	1,275,000	1,322,825
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		5.500%	12/1/2024	650,000	669,500
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		5.000%	9/1/2023	550,000	558,250
FGI Operating Co. LLC / FGI Finance, Inc. (Acquired 04/12/2012 through 11/04/2013, Cost $812,631)(Leisure Products)	(f)	7.875%	5/1/2020	800,000	480,000
Vista Outdoor, Inc. (Leisure Products)	(b)	5.875%	10/1/2023	275,000	288,062
Acosta, Inc. (Media)	(b)	7.750%	10/1/2022	1,325,000	1,228,937
Altice U.S. Finance I Corp. (Media)	(b)	5.375%	7/15/2023	375,000	385,078
AMC Networks, Inc. (Media)		5.000%	4/1/2024	375,000	376,406
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		6.625%	1/31/2022	400,000	421,375
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.125%	2/15/2023	150,000	153,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	9/1/2023	325,000	337,187
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	1/15/2024	1,275,000	1,327,594
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.375%	5/1/2025	175,000	178,062
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.875%	5/1/2027	150,000	153,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	5.125%	12/15/2021	750,000	699,375
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	5.125%	12/15/2021	100,000	93,000
Altice U.S. Finance II Corp. (Media)	(b)	7.750%	7/15/2025	325,000	320,125
Clear Channel International BV (Media)	(b)	8.750%	12/15/2020	50,000	51,625
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	275,000	262,625
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	1,050,000	1,044,750
Cumulus Media Holdings, Inc. (Media)		7.750%	5/1/2019	275,000	104,500
DISH DBS Corp. (Media)		5.875%	7/15/2022	1,600,000	1,516,000
Expo Event Transco, Inc. (Media)	(b)	9.000%	6/15/2021	800,000	764,000
Entercom Radio LLC (Media)		10.500%	12/1/2019	500,000	518,750
Gray Television, Inc. (Media)		7.500%	10/1/2020	700,000	738,500
iHeartCommunications, Inc. (Media)		9.000%	3/1/2021	700,000	487,375
Intelsat Jackson Holdings SA (Media)		7.500%	4/1/2021	275,000	174,625
Intelsat Jackson Holdings SA (Media)		6.625%	12/15/2022	825,000	441,375
Intelsat Jackson Holdings SA (Media)		5.500%	8/1/2023	550,000	331,375
Intelsat Jackson Holdings SA (Media)	(b)	8.000%	2/15/2024	300,000	309,000
Intelsat Luxembourg SA (Media)		7.750%	6/1/2021	325,000	96,687
Intelsat Luxembourg SA (Media)		8.125%	6/1/2023	750,000	224,062
Lamar Media Corp. (Media)		5.000%	5/1/2023	450,000	468,279
Lamar Media Corp. (Media)		5.375%	1/15/2024	275,000	286,770
LIN Television Corp. (Media)		5.875%	11/15/2022	350,000	354,375
Nexstar Broadcasting, Inc. (Media)	(b)	6.125%	2/15/2022	475,000	471,437
Nielsen Finance LLC / Nielsen Finance Co. (Media)	(b)	5.000%	4/15/2022	1,250,000	1,281,250
Numericable Group SA (Media)	(b)	6.000%	5/15/2022	575,000	560,625
Numericable Group SA (Media)	(b)	6.250%	5/15/2024	400,000	387,800
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.625%	2/15/2024	300,000	312,375
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.250%	2/15/2022	300,000	307,500
Radio One, Inc. (Media)	(b)	9.250%	2/15/2020	650,000	445,250
Radio One, Inc. (Media)	(b)	7.375%	4/15/2022	475,000	427,500
Regal Entertainment Group (Media)		5.750%	2/1/2025	550,000	552,750
Regal Entertainment Group (Media)		5.750%	3/15/2022	100,000	103,500
Sinclair Television Group, Inc. (Media)		6.125%	10/1/2022	50,000	52,375
Sinclair Television Group, Inc. (Media)	(b)	5.625%	8/1/2024	875,000	879,375
Sinclair Television Group, Inc. (Media)	(b)	5.875%	3/15/2026	50,000	51,312
Sirius XM Radio, Inc. (Media)	(b)	4.625%	5/15/2023	1,175,000	1,161,781
Sirius XM Radio, Inc. (Media)	(b)	6.000%	7/15/2024	275,000	288,664
Sirius XM Radio, Inc. (Media)	(b)	5.375%	4/15/2025	150,000	152,625
Gannett Co., Inc. (Media)	(b)	5.500%	9/15/2024	75,000	77,250
TEGNA, Inc. (Media)		6.375%	10/15/2023	775,000	833,125
Townsquare Media, Inc. (Media)	(b)	6.500%	4/1/2023	500,000	479,375
Tribune Media Co. (Media)	(b)	5.875%	7/15/2022	675,000	658,125
Unitymedia KabelBW GmbH (Media)	(b)	6.125%	1/15/2025	425,000	442,266
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(b)	5.500%	1/15/2023	475,000	486,875
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(b)	5.000%	1/15/2025	200,000	199,500
Lynx II Corp. (Media)	(b)	6.375%	4/15/2023	475,000	494,000
Virgin Media Finance PLC (Media)	(b)	5.750%	1/15/2025	200,000	202,500
Virgin Media Secured Finance PLC (Media)	(b)	5.250%	1/15/2026	425,000	425,000
Argos Merger Sub, Inc. (Specialty Retail)	(b)	7.125%	3/15/2023	1,000,000	1,060,000
Jo-Ann Stores Holdings, Inc. (Specialty Retail)	(b)(d)	9.750%, 10.500% PIK	10/15/2019	300,000	240,000
Jo-Ann Stores, Inc. (Specialty Retail)	(b)	8.125%	3/15/2019	50,000	46,000
L Brands, Inc. (Specialty Retail)		5.625%	2/15/2022	450,000	490,239
Michaels Stores, Inc. (Specialty Retail)	(b)	5.875%	12/15/2020	700,000	733,250
Neiman Marcus Group LTD, Inc. (Specialty Retail)	(b)(d)	8.750%, 9.500% PIK	10/15/2021	575,000	443,106
Party City Holdings, Inc. (Specialty Retail)	(b)	6.125%	8/15/2023	675,000	695,250
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		5.625%	12/1/2025	100,000	106,500
Springs Industries, Inc. (Textiles, Apparel & Luxury Goods)		6.250%	6/1/2021	625,000	628,125
					54,493,874
CONSUMER STAPLES - 3.5%
Constellation Brands, Inc. (Beverages)		4.750%	12/1/2025	175,000	181,125
Rite Aid Corp. (Food & Staples Retailing)	(b)	6.125%	4/1/2023	550,000	583,000
U.S. Foods, Inc. (Food & Staples Retailing)		8.500%	6/30/2019	1,200,000	1,233,000
Hearthside Group Holdings LLC / Hearthside Finance Co. (Food Products)	(b)	6.500%	5/1/2022	1,100,000	935,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		4.875%	5/1/2021	1,175,000	1,186,750
Post Holdings, Inc. (Food Products)	(b)	7.750%	3/15/2024	225,000	246,937
Post Holdings, Inc. (Food Products)	(b)	8.000%	7/15/2025	700,000	782,250
Sun Merger Sub., Inc. (Food Products)	(b)	5.875%	8/1/2021	100,000	103,500
TreeHouse Foods, Inc. (Food Products)	(b)	6.000%	2/15/2024	125,000	132,500
Spectrum Brands, Inc. (Household Products)		5.750%	7/15/2025	400,000	425,000
Spectrum Brands, Inc. (Household Products)		6.125%	12/15/2024	175,000	186,812
First Quality Finance Co., Inc. (Personal Products)	(b)	4.625%	5/15/2021	700,000	675,500
					6,671,374
ENERGY - 9.5%
CGG SA (Energy Equip. & Svs.)		6.875%	1/15/2022	300,000	117,000
Chaparral Energy, Inc. (Energy Equip. & Svs.)		7.625%	11/15/2022	200,000	37,750
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		6.000%	12/1/2020	725,000	688,750
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.125%	12/1/2022	200,000	181,000
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.625%	6/1/2023	125,000	115,000
Approach Resources, Inc. (Oil, Gas & Consumable Fuels)		7.000%	6/15/2021	175,000	83,125
BreitBurn Energy Partners LP / BreitBurn Finance Corp. (Oil, Gas & Consumable Fuels)		7.875%	4/15/2022	225,000	22,500
California Resources Corp. (Oil, Gas & Consumable Fuels)		6.000%	11/15/2024	725,000	163,125
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		7.500%	9/15/2020	575,000	536,187
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		6.250%	4/15/2023	100,000	88,125
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	11/15/2020	225,000	88,313
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	6/15/2021	525,000	186,375
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		4.500%	4/15/2023	275,000	229,969
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	3/1/2022	300,000	225,000
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	4/1/2023	625,000	464,062
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	7.750%	2/15/2023	175,000	169,313
CVR Refining LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/1/2022	325,000	284,375
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.875%	1/15/2024	1,175,000	1,004,625
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		9.375%	5/1/2020	275,000	138,703
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		7.750%	9/1/2022	100,000	46,500
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		6.375%	6/15/2023	250,000	115,000
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		7.750%	11/1/2020	350,000	350,000
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.625%	5/1/2023	225,000	209,250
Halcon Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	8.625%	2/1/2020	300,000	213,000
Hiland Partners LP / Hiland Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	5/15/2022	250,000	250,645
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	3/1/2020	475,000	470,250
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.625%	11/15/2023	550,000	558,200
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		5.625%	1/15/2022	225,000	187,875
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		7.375%	5/1/2022	150,000	129,937
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.250%	3/15/2023	125,000	104,687
Legacy Reserves LP / Legacy Reserves Finance Corp. (Oil, Gas & Consumable Fuels)		6.625%	12/1/2021	700,000	133,000
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		8.625%	4/15/2020	350,000	39,490
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	9/15/2021	125,000	14,375
MPLX LP (Oil, Gas & Consumable Fuels)	(b)	5.500%	2/15/2023	600,000	580,985
MPLX LP (Oil, Gas & Consumable Fuels)	(b)	4.500%	7/15/2023	325,000	298,343
MPLX LP (Oil, Gas & Consumable Fuels)	(b)	4.875%	12/1/2024	75,000	69,178
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)		8.000%	6/1/2020	700,000	442,750
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	3/15/2022	700,000	518,000
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		7.750%	10/15/2022	100,000	99,750
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	4.875%	5/15/2025	647,000	566,125
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	3/1/2022	150,000	145,794
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	10/1/2022	200,000	188,057
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	4/15/2023	175,000	156,000
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	11/1/2023	225,000	198,596
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	5/1/2022	575,000	500,250
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)		7.250%	5/1/2023	75,000	65,625
Rose Rock Midstream LP / Rose Rock Finance Corp. (Oil, Gas & Consumable Fuels)		5.625%	7/15/2022	600,000	403,500
Rose Rock Midstream LP / Rose Rock Finance Corp. (Oil, Gas & Consumable Fuels)		5.625%	11/15/2023	325,000	211,250
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)		6.625%	10/1/2022	350,000	346,500
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		5.625%	2/1/2021	950,000	913,187
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		6.250%	3/15/2022	300,000	294,000
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		5.625%	4/15/2023	225,000	214,312
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		5.625%	3/1/2025	375,000	357,656
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	3/15/2021	50,000	2,875
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		8.125%	10/15/2022	500,000	28,750
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	2/15/2023	200,000	9,750
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.000%	1/15/2024	375,000	257,812
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.625%	6/1/2025	150,000	104,203
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	1/1/2023	50,000	35,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	8/15/2022	700,000	497,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.250%	11/15/2023	175,000	154,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	5/1/2023	325,000	300,625
Tesoro Corp. (Oil, Gas & Consumable Fuels)		5.125%	4/1/2024	425,000	417,562
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	10/15/2019	50,000	49,625
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	10/1/2020	547,000	542,214
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	10/15/2021	325,000	325,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	10/15/2022	75,000	74,625
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)		8.500%	6/15/2019	100,000	12,000
Western Refining Logistics LP / WNRL Finance Corp. (Oil, Gas & Consumable Fuels)		7.500%	2/15/2023	400,000	356,000
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.000%	3/15/2019	75,000	51,937
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.250%	4/1/2023	700,000	467,250
Williams Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	7/15/2022	225,000	208,979
Williams Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	3/15/2024	225,000	196,411
					18,307,482
FINANCIALS - 3.3%
CIT Group, Inc. (Banks)		5.375%	5/15/2020	225,000	233,437
CIT Group, Inc. (Banks)		5.000%	8/1/2023	475,000	477,375
Ally Financial, Inc. (Consumer Finance)		3.250%	11/5/2018	500,000	491,750
Ally Financial, Inc. (Consumer Finance)		4.125%	2/13/2022	475,000	467,281
Ally Financial, Inc. (Consumer Finance)		4.625%	5/19/2022	250,000	251,250
Ally Financial, Inc. (Consumer Finance)		4.125%	3/30/2020	125,000	124,062
Ally Financial, Inc. (Consumer Finance)		4.625%	3/30/2025	400,000	394,500
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	600,000	586,500
Navient Corp. (Consumer Finance)		5.500%	1/25/2023	50,000	42,500
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	300,000	256,686
MSCI, Inc. (Diversified Financial Svs.)	(b)	5.250%	11/15/2024	150,000	154,875
MSCI, Inc. (Diversified Financial Svs.)	(b)	5.750%	8/15/2025	325,000	342,062
Hockey Merger Sub 2, Inc. (Insurance)	(b)	7.875%	10/1/2021	925,000	911,125
RHP Hotel Properties LP / RHP Finance Corp. (Real Estate Investment Trusts)		5.000%	4/15/2023	100,000	102,250
Hub Holdings, LLC / Hub Holdings Finance, Inc. (Real Estate Mgmt. & Development)	(b)(d)	8.125%, 8.875% PIK	7/15/2019	600,000	555,000
HUB International Ltd. (Real Estate Mgmt. & Development)	(b)	9.250%	2/15/2021	50,000	51,875
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(b)	5.750%	5/1/2025	1,000,000	970,000
					6,412,528
HEALTH CARE - 13.8%
Grifols Worldwide Operations Ltd. (Biotechnology)		5.250%	4/1/2022	675,000	693,562
Crimson Merger Sub., Inc. (Health Care Equip. & Supplies)	(b)	6.625%	5/15/2022	1,775,000	1,340,125
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)	(b)	5.750%	9/1/2023	125,000	129,375
Sterigenics-Nordion Holdings LLC (Health Care Equip. & Supplies)	(b)	6.500%	5/15/2023	850,000	847,875
Teleflex, Inc. (Health Care Equip. & Supplies)		5.250%	6/15/2024	275,000	281,531
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(b)	6.500%	3/1/2024	325,000	338,000
Air Medical Merger Sub Corp. (Health Care Providers & Svs.)	(b)	6.375%	5/15/2023	625,000	585,938
Amsurg Corp. (Health Care Providers & Svs.)		5.625%	7/15/2022	675,000	695,250
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.875%	2/1/2022	1,275,000	1,150,688
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		5.125%	8/1/2021	300,000	303,750
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)		5.125%	7/15/2024	450,000	454,500
Envision Healthcare Corp. (Health Care Providers & Svs.)	(b)	5.125%	7/1/2022	875,000	888,125
HCA, Inc. (Health Care Providers & Svs.)		5.875%	5/1/2023	275,000	288,750
HCA, Inc. (Health Care Providers & Svs.)		5.000%	3/15/2024	2,175,000	2,225,297
HCA, Inc. (Health Care Providers & Svs.)		5.375%	2/1/2025	1,200,000	1,213,128
HCA, Inc. (Health Care Providers & Svs.)		5.250%	4/15/2025	450,000	463,500
HCA, Inc. (Health Care Providers & Svs.)		5.875%	2/15/2026	225,000	231,750
IASIS Healthcare LLC / IASIS Capital Corp. (Health Care Providers & Svs.)		8.375%	5/15/2019	600,000	591,750
Jaguar Holding Co. II / Pharmaceutical Product Development LLC (Health Care Providers & Svs.)	(b)	6.375%	8/1/2023	1,300,000	1,334,840
LifePoint Health, Inc. (Health Care Providers & Svs.)		5.500%	12/1/2021	750,000	783,750
LifePoint Health, Inc. (Health Care Providers & Svs.)		5.875%	12/1/2023	75,000	78,548
MEDNAX, Inc. (Health Care Providers & Svs.)	(b)	5.250%	12/1/2023	125,000	130,000
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(b)	6.625%	4/1/2022	1,300,000	1,352,000
Surgical Care Affiliates, Inc. (Health Care Providers & Svs.)	(b)	6.000%	4/1/2023	600,000	604,500
Team Health, Inc. (Health Care Providers & Svs.)	(b)	7.250%	12/15/2023	475,000	508,250
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.500%	4/1/2021	350,000	351,750
Tenet Healthcare Corp. (Health Care Providers & Svs.)		8.125%	4/1/2022	900,000	923,319
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.375%	10/1/2021	850,000	852,125
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	6/15/2023	300,000	287,250
Vizient, Inc. (Health Care Providers & Svs.)	(b)	10.375%	3/1/2024	450,000	481,500
Emdeon, Inc. (Health Care Technology)		11.000%	12/31/2019	475,000	502,313
Emdeon, Inc. (Health Care Technology)	(b)	6.000%	2/15/2021	225,000	219,375
Truven Health Analytics, Inc. (Health Care Technology)		10.625%	6/1/2020	600,000	639,900
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc. (Pharmaceuticals)	(b)	6.000%	2/1/2025	625,000	585,938
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc. (Pharmaceuticals)	(b)	6.000%	7/15/2023	475,000	447,094
Mallinckrodt International Finance SA (Pharmaceuticals)		4.750%	4/15/2023	475,000	389,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(b)	4.875%	4/15/2020	100,000	93,700
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(b)	5.500%	4/15/2025	475,000	419,188
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(b)	5.625%	10/15/2023	200,000	181,500
Prestige Brands, Inc. (Pharmaceuticals)	(b)	5.375%	12/15/2021	925,000	936,563
Prestige Brands, Inc. (Pharmaceuticals)	(b)	6.375%	3/1/2024	75,000	78,188
VPII Escrow Corp. (Pharmaceuticals)	(b)	7.500%	7/15/2021	750,000	624,840
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(b)	5.500%	3/1/2023	175,000	136,938
VRX Escrow Corp. (Pharmaceuticals)	(b)	6.125%	4/15/2025	500,000	385,000
VRX Escrow Corp. (Pharmaceuticals)	(b)	5.875%	5/15/2023	650,000	509,438
					26,560,201
INDUSTRIALS - 9.8%
Silver II Borrower / Silver II U.S. Holdings LLC (Aerospace & Defense)	(b)	7.750%	12/15/2020	550,000	434,500
TransDigm, Inc. (Aerospace & Defense)		5.500%	10/15/2020	275,000	275,825
TransDigm, Inc. (Aerospace & Defense)		7.500%	7/15/2021	300,000	314,250
TransDigm, Inc. (Aerospace & Defense)		6.500%	7/15/2024	475,000	471,295
TransDigm, Inc. (Aerospace & Defense)		6.000%	7/15/2022	550,000	547,938
TransDigm, Inc. (Aerospace & Defense)		6.500%	5/15/2025	50,000	48,875
Allegion PLC (Building Products)		5.875%	9/15/2023	125,000	131,563
Allegion U.S. Holding Co., Inc. (Building Products)		5.750%	10/1/2021	325,000	340,438
Hillman Group, Inc. / The (Building Products)	(b)	6.375%	7/15/2022	700,000	584,500
Masonite International Corp. (Building Products)	(b)	5.625%	3/15/2023	150,000	156,750
NCI Building Systems, Inc. (Building Products)	(b)	8.250%	1/15/2023	450,000	473,625
Nortek, Inc. (Building Products)		8.500%	4/15/2021	375,000	389,063
Building Materials Corp. of America (Building Products)	(b)	6.000%	10/15/2025	225,000	237,938
USG Corp. (Building Products)	(b)	5.875%	11/1/2021	175,000	182,875
USG Corp. (Building Products)	(b)	5.500%	3/1/2025	50,000	52,000
Unifrax I LLC / Unifrax Holding Co. (Building Products)	(b)	7.500%	2/15/2019	775,000	478,563
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	7.250%	11/15/2021	600,000	462,000
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	7.250%	11/15/2021	650,000	500,500
Multi-Color Corp. (Commercial Svs. & Supplies)	(b)	6.125%	12/1/2022	650,000	659,750
Southern Graphics, Inc. (Commercial Svs. & Supplies)	(b)	8.375%	10/15/2020	1,025,000	1,019,875
United Rentals North America, Inc. (Commercial Svs. & Supplies)		7.375%	5/15/2020	100,000	104,625
United Rentals North America, Inc. (Commercial Svs. & Supplies)		5.750%	11/15/2024	100,000	100,000
United Rentals North America, Inc. (Commercial Svs. & Supplies)		4.625%	7/15/2023	225,000	223,594
United Rentals North America, Inc. (Commercial Svs. & Supplies)		5.500%	7/15/2025	650,000	641,875
EnerSys (Electrical Equip.)	(b)	5.000%	4/30/2023	225,000	217,125
Sensata Technologies BV (Electrical Equip.)	(b)	5.625%	11/1/2024	225,000	234,000
Sensata Technologies BV (Electrical Equip.)	(b)	5.000%	10/1/2025	300,000	302,250
Sensata Technologies UK Financing Co. PLC (Electrical Equip.)	(b)	6.250%	2/15/2026	225,000	239,625
Dematic SA / DH Services Luxembourg Sarl (Machinery)	(b)	7.750%	12/15/2020	1,100,000	1,086,250
Gardner Denver, Inc. (Machinery)	(b)	6.875%	8/15/2021	800,000	654,000
Manitowoc Foodservice, Inc. (Machinery)	(b)	9.500%	2/15/2024	200,000	218,000
Milacron LLC / Mcron Finance Corp. (Machinery)	(b)	7.750%	2/15/2021	350,000	322,000
Schaeffler Finance BV (Machinery)	(b)	4.750%	5/15/2021	375,000	384,375
Schaeffler Finance BV (Machinery)	(b)	4.250%	5/15/2021	250,000	254,375
Schaeffler Finance BV (Machinery)	(b)	4.750%	5/15/2023	375,000	376,875
Schaeffler Holding Finance BV (Machinery)	(b)(d)	6.750%, 7.500% PIK	11/15/2022	400,000	435,000
IHS, Inc. (Professional Svs.)		5.000%	11/1/2022	175,000	181,344
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Road & Rail)		5.500%	4/1/2023	125,000	121,250
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Road & Rail)	(b)	6.375%	4/1/2024	275,000	275,000
Hertz Corp. / The (Road & Rail)		6.750%	4/15/2019	625,000	634,056
Hertz Corp. / The (Road & Rail)		6.250%	10/15/2022	375,000	375,000
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (Trading Companies & Distributors)		4.625%	7/1/2022	150,000	153,000
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (Trading Companies & Distributors)		4.625%	10/30/2020	200,000	205,000
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	5.625%	4/15/2021	625,000	643,750
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	5.750%	12/15/2023	50,000	52,000
Beacon Roofing Supply, Inc. (Trading Companies & Distributors)	(b)	6.375%	10/1/2023	175,000	185,500
HD Supply, Inc. (Trading Companies & Distributors)		7.500%	7/15/2020	100,000	106,125
HD Supply, Inc. (Trading Companies & Distributors)	(b)	5.250%	12/15/2021	225,000	236,250
HD Supply, Inc. (Trading Companies & Distributors)	(b)	5.750%	4/15/2024	200,000	205,500
International Lease Finance Corp. (Trading Companies & Distributors)		5.875%	8/15/2022	1,375,000	1,491,875
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	12/15/2021	425,000	429,250
					18,850,992
INFORMATION TECHNOLOGY - 10.4%
CommScope Holding Co., Inc. (Communications Equip.)	(b)(d)	6.625%, 7.375% PIK	6/1/2020	125,000	128,125
CommScope Technologies Finance LLC (Communications Equip.)	(b)	6.000%	6/15/2025	325,000	329,875
CommScope, Inc. (Communications Equip.)	(b)	5.500%	6/15/2024	525,000	530,250
Anixter, Inc. (Electronic Equip., Instr. & Comp.)		5.625%	5/1/2019	300,000	314,250
Anixter, Inc. (Electronic Equip., Instr. & Comp.)	(b)	5.500%	3/1/2023	325,000	329,063
Belden, Inc. (Electronic Equip., Instr. & Comp.)	(b)	5.500%	9/1/2022	725,000	728,625
Belden, Inc. (Electronic Equip., Instr. & Comp.)	(b)	5.250%	7/15/2024	375,000	358,125
Cleaver-Brooks, Inc. (Electronic Equip., Instr. & Comp.)	(b)	8.750%	12/15/2019	575,000	543,375
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)		7.250%	10/15/2022	800,000	868,000
Blackboard, Inc. (Internet Software & Svs.)	(b)	7.750%	11/15/2019	400,000	323,000
Match Group, Inc. (Internet Software & Svs.)	(b)	6.750%	12/15/2022	1,100,000	1,115,125
VeriSign, Inc. (Internet Software & Svs.)		4.625%	5/1/2023	300,000	303,000
VeriSign, Inc. (Internet Software & Svs.)		5.250%	4/1/2025	125,000	125,938
First Data Corp. (IT Svs.)	(b)	5.375%	8/15/2023	550,000	563,750
First Data Corp. (IT Svs.)	(b)	7.000%	12/1/2023	175,000	176,750
First Data Corp. (IT Svs.)	(b)	5.750%	1/15/2024	2,000,000	1,999,800
Sabre GLBL, Inc. (IT Svs.)	(b)	5.375%	4/15/2023	450,000	461,813
Sabre GLBL, Inc. (IT Svs.)	(b)	5.250%	11/15/2023	75,000	76,305
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.500%	8/15/2022	250,000	171,250
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.000%	7/1/2024	300,000	196,500
Entegris, Inc. (Semiconductors & Equip.)	(b)	6.000%	4/1/2022	925,000	938,875
Micron Technology, Inc. (Semiconductors & Equip.)	(b)	5.250%	8/1/2023	400,000	327,000
Micron Technology, Inc. (Semiconductors & Equip.)	(b)	5.250%	1/15/2024	175,000	140,875
Microsemi Corp. (Semiconductors & Equip.)	(b)	9.125%	4/15/2023	375,000	411,563
Qorvo, Inc. (Semiconductors & Equip.)	(b)	7.000%	12/1/2025	500,000	522,500
Blue Coat Holdings, Inc. (Software)	(b)	8.375%	6/1/2023	750,000	772,875
BMC Software Finance, Inc. (Software)	(b)	8.125%	7/15/2021	1,200,000	864,000
Ensemble S Merger Sub, Inc. (Software)	(b)	9.000%	9/30/2023	675,000	661,500
Infor Software Parent LLC / Infor Software Parent, Inc. (Software)	(b)(d)	7.125%, 7.875% PIK	5/1/2021	1,725,000	1,289,438
Infor U.S., Inc. (Software)	(b)	5.750%	8/15/2020	75,000	77,250
Infor U.S., Inc. (Software)		6.500%	5/15/2022	775,000	705,250
Italics Merger Sub, Inc. (Software)	(b)	7.125%	7/15/2023	825,000	796,125
Nuance Communications, Inc. (Software)	(b)	5.375%	8/15/2020	850,000	862,219
Solera LLC / Solera Finance, Inc. (Software)	(b)	10.500%	3/1/2024	525,000	527,625
SS&C Technologies Holdings, Inc. (Software)	(b)	5.875%	7/15/2023	400,000	415,375
NCR Corp. (Tech. Hardware, Storage & Periph.)		5.000%	7/15/2022	450,000	445,500
NCR Corp. (Tech. Hardware, Storage & Periph.)		4.625%	2/15/2021	475,000	472,625
NCR Corp. (Tech. Hardware, Storage & Periph.)		6.375%	12/15/2023	225,000	231,750
					20,105,264
MATERIALS - 10.6%
Ashland, Inc. (Chemicals)		4.750%	8/15/2022	600,000	609,750
U.S. Coatings Acquisition, Inc. / Flash Dutch 2 BV (Chemicals)	(b)	7.375%	5/1/2021	675,000	715,500
Celanese U.S. Holdings LLC (Chemicals)		4.625%	11/15/2022	325,000	326,950
Eco Services Operations LLC / Eco Finance Corp. (Chemicals)	(b)	8.500%	11/1/2022	325,000	299,000
Hexion, Inc. (Chemicals)		8.875%	2/1/2018	800,000	548,000
Hexion, Inc. (Chemicals)		6.625%	4/15/2020	425,000	352,750
Huntsman International LLC (Chemicals)		4.875%	11/15/2020	525,000	519,750
Huntsman International LLC (Chemicals)	(b)	5.125%	11/15/2022	325,000	315,250
Platform Specialty Products Corp. (Chemicals)	(b)	6.500%	2/1/2022	1,175,000	991,406
W.R. Grace & Co. (Chemicals)	(b)	5.625%	10/1/2024	200,000	208,500
W.R. Grace & Co. (Chemicals)	(b)	5.125%	10/1/2021	150,000	156,000
Ardagh Packaging Finance PLC (Containers & Packaging)	(b)	9.125%	10/15/2020	675,000	698,625
Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	9.125%	10/15/2020	425,000	437,750
Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	7.000%	11/15/2020	48,529	46,224
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	6.750%	1/31/2021	200,000	193,000
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	QL + 300	12/15/2019	200,000	197,000
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	6.000%	6/30/2021	200,000	190,000
Ball Corp. (Containers & Packaging)		4.000%	11/15/2023	400,000	394,000
Ball Corp. (Containers & Packaging)		5.250%	7/1/2025	325,000	341,250
Berry Plastics Corp. (Containers & Packaging)		5.500%	5/15/2022	1,425,000	1,464,188
Berry Plastics Corp. (Containers & Packaging)		5.125%	7/15/2023	250,000	253,125
Berry Plastics Corp. (Containers & Packaging)	(b)	6.000%	10/15/2022	75,000	78,563
BWAY Holding Co. (Containers & Packaging)	(b)	9.125%	8/15/2021	1,150,000	1,026,375
Crown Americas LLC / Crown Americas Capital Corp. IV (Containers & Packaging)		4.500%	1/15/2023	725,000	739,500
Graphic Packaging International, Inc. (Containers & Packaging)		4.875%	11/15/2022	275,000	279,125
Mustang Merger Corp. (Commercial Svs. & Supplies)	(b)	8.500%	8/15/2021	775,000	800,188
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	5.000%	1/15/2022	100,000	102,258
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	5.375%	1/15/2025	325,000	325,000
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	6.375%	8/15/2025	250,000	262,813
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	5.875%	8/15/2023	225,000	234,422
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	207,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		8.250%	2/15/2021	650,000	664,235
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		5.750%	10/15/2020	1,025,000	1,051,906
Sealed Air Corp. (Containers & Packaging)	(b)	5.250%	4/1/2023	100,000	105,750
Sealed Air Corp. (Containers & Packaging)	(b)	4.875%	12/1/2022	300,000	312,000
Sealed Air Corp. (Containers & Packaging)	(b)	5.125%	12/1/2024	350,000	363,125
Sealed Air Corp. (Containers & Packaging)	(b)	5.500%	9/15/2025	400,000	419,500
Signode Industrial Group Lux SA / Signode Industrial Group U.S., Inc. (Containers & Packaging)	(b)	6.375%	5/1/2022	1,250,000	1,135,938
ArcelorMittal (Metals & Mining)		6.125%	6/1/2025	775,000	716,875
Freeport-McMoRan, Inc. (Metals & Mining)		3.875%	3/15/2023	125,000	85,515
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	425,000	260,313
Steel Dynamics, Inc. (Metals & Mining)		5.250%	4/15/2023	125,000	125,313
Steel Dynamics, Inc. (Metals & Mining)		5.125%	10/1/2021	200,000	202,000
Steel Dynamics, Inc. (Metals & Mining)		5.500%	10/1/2024	350,000	354,375
Wise Metals Intermediate Holdings LLC / Wise Holdings Finance Corp. (Metals & Mining)	(b)(d)	9.750%, 10.500% PIK	6/15/2019	325,000	147,875
Clearwater Paper Corp. (Paper & Forest Products)		4.500%	2/1/2023	750,000	715,313
Clearwater Paper Corp. (Paper & Forest Products)	(b)	5.375%	2/1/2025	500,000	488,125
					20,461,420
TELECOMMUNICATION SERVICES - 5.8%
Level 3 Communications, Inc. (Diversified Telecom. Svs.)		5.750%	12/1/2022	475,000	490,438
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(b)	5.375%	1/15/2024	100,000	101,250
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		5.375%	5/1/2025	775,000	784,688
Neptune Finco Corp. (Diversified Telecom. Svs.)	(b)	10.875%	10/15/2025	750,000	819,375
Neptune Finco Corp. (Diversified Telecom. Svs.)	(b)	6.625%	10/15/2025	300,000	324,345
Neptune Finco Corp. (Diversified Telecom. Svs.)	(b)	10.125%	1/15/2023	300,000	321,000
Altice Financing SA (Wireless Telecom. Svs.)	(b)	6.625%	2/15/2023	100,000	100,250
Altice SA (Media)	(b)	7.750%	5/15/2022	975,000	959,478
Altice SA (Media)	(b)	7.625%	2/15/2025	250,000	239,375
Digicel Group Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	9/30/2020	1,075,000	923,156
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	1,125,000	821,250
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	7.000%	3/1/2020	350,000	350,000
Sprint Communications, Inc. (Wireless Telecom. Svs.)		6.000%	11/15/2022	875,000	639,844
Sprint Corp. (Wireless Telecom. Svs.)		7.875%	9/15/2023	800,000	610,000
Sprint Corp. (Wireless Telecom. Svs.)		7.125%	6/15/2024	275,000	204,188
Syniverse Holdings, Inc. (Wireless Telecom. Svs.)		9.125%	1/15/2019	725,000	333,500
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.625%	11/15/2020	875,000	903,438
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.731%	4/28/2022	75,000	78,360
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	1/15/2024	625,000	650,000
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.125%	1/15/2022	200,000	206,500
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.625%	4/1/2023	450,000	473,625
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	3/1/2025	225,000	230,344
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.000%	3/1/2023	150,000	153,750
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	1/15/2026	325,000	337,594
					11,055,748
UTILITIES - 2.5%
AmeriGas Partners LP nce Corp. (Gas Utilities)		6.500%	5/20/2021	50,000	50,750
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.500%	5/1/2021	450,000	399,375
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	1/15/2022	500,000	443,750
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)	(b)	6.750%	6/15/2023	200,000	175,500
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		7.375%	8/1/2021	372,000	378,510
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.500%	6/1/2024	825,000	796,125
Calpine Corp. (Ind. Power & Renewable Elec.)		5.750%	1/15/2025	1,275,000	1,224,000
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.625%	3/15/2023	75,000	69,961
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.250%	5/1/2024	925,000	848,688
TerraForm Power Operating, LLC (Ind. Power & Renewable Elec.)	(b)	5.875%	2/1/2023	375,000	303,750
TerraForm Power Operating, LLC (Ind. Power & Renewable Elec.)	(b)	6.125%	6/15/2025	150,000	117,000
FPL Energy National Wind Portfolio LLC (Acquired 05/27/2009, Cost $10,333)(Multi-Utilities)	(b)(f)	6.125%	3/25/2019	11,130	11,130
					4,818,539
Total Corporate Bonds (Cost $201,165,743)					$187,737,422

Common Stocks - 0.0%				Shares	Value
ENERGY - 0.0%
Lone Pine Resources Canada Ltd. (Acquired 07/10/2012, Cost $48,613)(Oil, Gas & Consumable Fuels)	(a)(c)(f)			6,236	$8,418
Total Common Stocks (Cost $48,613)					$8,418

Money Market Funds - 1.0%				Shares	Value
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				1,891,000	$1,891,000
Total Money Market Funds (Cost $1,891,000)					$1,891,000

Total Investments - 98.5% (Cost $203,105,356)	(g)				$189,636,840
Other Assets in Excess of Liabilities - 1.5%					2,960,738
Net Assets - 100.0%					$192,597,578

Percentages are stated as a percent of net assets.
Abbreviations:
PIK: Payment-in-Kind
QL: Quarterly U.S. LIBOR Rate, 0.629% on 03/31/2016
Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2016, the value of these securities totaled $92,548,128, or 48.1% of the Portfolio's net assets. Unless also noted with (f), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) A market quotation for this investment was not readily available at March 31, 2016. As discussed in Note 2 of the Notes to Schedules of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under supervision of the Board. This security represents $8,418 or 0.0% of the Portfolio's net assets.

(d) Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).

(e) Represents a security that is in default. Unless noted by (f), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(f) Represents a security deemed to be illiquid. At March 31, 2016, the value of illiquid securities in the Portfolio totaled $499,548, or 0.3% of the Portfolio's net assets.

(g) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ClearBridge Small Cap Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 98.7%		Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Gentex Corp. (Auto Components)		113,220	$1,776,422
2U, Inc. (Diversified Consumer Svs.)	(a)	47,400	1,071,240
Service Corp. International (Diversified Consumer Svs.)		77,850	1,921,338
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	33,450	1,039,292
Fogo de Chao, Inc. (Hotels, Restaurants & Leisure)	(a)	44,180	689,650
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	47,320	768,477
Potbelly Corp. (Hotels, Restaurants & Leisure)	(a)	81,090	1,103,635
Red Robin Gourmet Burgers, Inc. (Hotels, Restaurants & Leisure)	(a)	14,990	966,405
Taylor Morrison Home Corp. Class A (Household Durables)	(a)	53,840	760,221
Carmike Cinemas, Inc. (Media)	(a)	29,690	891,888
Monro Muffler Brake, Inc. (Specialty Retail)		23,660	1,690,980
Murphy U.S.A., Inc. (Specialty Retail)	(a)	25,240	1,550,998
			14,230,546
CONSUMER STAPLES - 2.8%
TreeHouse Foods, Inc. (Food Products)	(a)	23,177	2,010,605
Inter Parfums, Inc. (Personal Products)		16,750	517,575
			2,528,180
ENERGY - 3.8%
Frank's International NV (Energy Equip. & Svs.)		68,930	1,135,966
U.S. Silica Holdings, Inc. (Energy Equip. & Svs.)		48,300	1,097,376
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	8,680	669,922
Sanchez Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	92,390	507,221
			3,410,485
FINANCIALS - 24.4%
First Interstate BancSystem, Inc. Class A (Banks)		55,600	1,564,028
Hancock Holding Co. (Banks)		41,490	952,610
LegacyTexas Financial Group, Inc. (Banks)		57,950	1,138,718
Popular, Inc. (Banks)		36,080	1,032,249
Talmer Bancorp, Inc. Class A (Banks)		52,360	947,192
Main Street Capital Corp. (Capital Markets)		41,088	1,288,117
PennantPark Investment Corp. (Capital Markets)		123,056	745,720
Triangle Capital Corp. (Capital Markets)		48,267	993,339
OneMain Holdings, Inc. (Consumer Finance)	(a)	58,440	1,603,009
PRA Group, Inc. (Consumer Finance)	(a)	25,237	741,716
MarketAxess Holdings, Inc. (Diversified Financial Svs.)		8,410	1,049,820
Assured Guaranty Ltd. (Insurance)		39,290	994,037
ProAssurance Corp. (Insurance)		30,990	1,568,094
American Homes 4 Rent (Real Estate Investment Trusts)		85,180	1,354,362
Lexington Realty Trust (Real Estate Investment Trusts)		92,440	794,984
Potlatch Corp. (Real Estate Investment Trusts)		35,490	1,117,935
Rouse Properties, Inc. (Real Estate Investment Trusts)		77,040	1,415,995
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)		90,230	1,080,053
Washington Federal, Inc. (Thrifts & Mortgage Finance)		62,740	1,421,061
			21,803,039
HEALTH CARE - 11.2%
Amarin Corp. PLC - ADR (Biotechnology)	(a)	331,900	507,807
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	51,000	557,940
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	8,520	912,407
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	95,890	801,640
LivaNova PLC (Health Care Equip. & Supplies)	(a)	21,938	1,184,213
Quotient Ltd. (Health Care Equip. & Supplies)	(a)	123,000	1,082,400
Brookdale Senior Living, Inc. (Health Care Providers & Svs.)	(a)	32,810	521,023
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	64,590	1,593,435
Surgical Care Affiliates, Inc. (Health Care Providers & Svs.)	(a)	21,326	986,967
Press Ganey Holdings, Inc. (Health Care Technology)	(a)	41,220	1,239,898
INC Research Holdings, Inc. Class A (Life Sciences Tools & Svs.)	(a)	15,420	635,458
			10,023,188
INDUSTRIALS - 15.5%
HEICO Corp. (Aerospace & Defense)		19,430	1,168,326
Allegiant Travel Co. (Airlines)		5,520	982,891
Continental Building Products, Inc. (Building Products)	(a)	58,200	1,080,192
Copart, Inc. (Commercial Svs. & Supplies)	(a)	32,400	1,320,948
CIRCOR International, Inc. (Machinery)		17,350	804,867
Woodward, Inc. (Machinery)		19,005	988,640
Matson, Inc. (Marine)		25,050	1,006,259
ICF International, Inc. (Professional Svs.)	(a)	31,360	1,077,843
Landstar System, Inc. (Road & Rail)		22,561	1,457,666
Marten Transport Ltd. (Road & Rail)		40,500	758,160
GATX Corp. (Trading Companies & Distributors)		29,710	1,411,225
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)	(a)	47,320	863,117
TAL International Group, Inc. (Trading Companies & Distributors)		60,000	926,400
			13,846,534
INFORMATION TECHNOLOGY - 17.8%
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	13,940	1,122,309
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		43,380	1,268,431
Criteo SA - ADR (Internet Software & Svs.)	(a)	22,260	922,009
DHI Group, Inc. (Internet Software & Svs.)	(a)	115,160	929,341
Q2 Holdings, Inc. (Internet Software & Svs.)	(a)	55,210	1,327,248
WebMD Health Corp. (Internet Software & Svs.)	(a)	19,840	1,242,579
CSG Systems International, Inc. (IT Svs.)		41,980	1,895,817
EVERTEC, Inc. (IT Svs.)		80,070	1,119,379
Applied Micro Circuits Corp. (Semiconductors & Equip.)	(a)	146,820	948,457
Power Integrations, Inc. (Semiconductors & Equip.)		18,930	940,064
Semtech Corp. (Semiconductors & Equip.)	(a)	50,400	1,108,296
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	46,490	905,625
AVG Technologies NV (Software)	(a)	61,520	1,276,540
Manhattan Associates, Inc. (Software)	(a)	16,198	921,180
			15,927,275
MATERIALS - 3.9%
Balchem Corp. (Chemicals)		25,240	1,565,385
Steel Dynamics, Inc. (Metals & Mining)		86,790	1,953,643
			3,519,028
UTILITIES - 3.4%
PNM Resources, Inc. (Electric Utilities)		35,630	1,201,444
Portland General Electric Co. (Electric Utilities)		28,260	1,115,987
Dynegy, Inc. (Ind. Power & Renewable Elec.)	(a)	53,040	762,185
			3,079,616
Total Common Stocks (Cost $87,386,960)			$88,367,891

Money Market Funds - 1.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,386,000	$1,386,000
Total Money Market Funds (Cost $1,386,000)			$1,386,000

Total Investments - 100.2% (Cost $88,772,960)	(b)		$89,753,891
Liabilities in Excess of Other Assets - (0.2)%			(215,759)
Net Assets - 100.0%			$89,538,132

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 96.4%		Shares	Value
CONSUMER DISCRETIONARY - 19.7%
Tesla Motors, Inc. (Automobiles)	(a)	3,400	$781,218
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		6,525	464,450
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	5,850	323,447
Starbucks Corp. (Hotels, Restaurants & Leisure)		38,000	2,268,600
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	12,100	7,183,044
Ctrip.com International Ltd. - ADR (Internet & Catalog Retail)	(a)	8,850	391,701
Expedia, Inc. (Internet & Catalog Retail)		3,550	382,761
JD.com, Inc. - ADR (Internet & Catalog Retail)	(a)	22,425	594,263
Liberty Interactive Corp. QVC Group Class A (Internet & Catalog Retail)	(a)	11,775	297,318
Liberty Ventures (Internet & Catalog Retail)	(a)	3,463	135,472
Netflix, Inc. (Internet & Catalog Retail)	(a)	11,000	1,124,530
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)	1,265	1,630,534
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	3,400	226,100
Mattel, Inc. (Leisure Products)		8,750	294,175
Charter Communications, Inc. Class A (Media)	(a)	2,900	587,047
Comcast Corp. Class A (Media)		62,547	3,820,370
Discovery Communications, Inc. Class A (Media)	(a)	3,850	110,226
Discovery Communications, Inc. Class C (Media)	(a)	6,500	175,500
DISH Network Corp. Class A (Media)	(a)	5,800	268,308
Liberty Global PLC Class A (Media)	(a)	6,500	250,250
Liberty Global PLC Class C (Media)	(a)	14,925	560,583
Liberty Media Corp. Class A (Media)	(a)	2,625	101,403
Liberty Media Corp. Class C (Media)	(a)	5,725	218,065
Sirius XM Holdings, Inc. (Media)	(a)	131,000	517,450
Twenty-First Century Fox, Inc. Class A (Media)		28,775	802,247
Twenty-First Century Fox, Inc. Class B(Media)		20,525	578,805
Viacom, Inc. Class B (Media)		8,900	367,392
Dollar Tree, Inc. (Multiline Retail)	(a)	6,025	496,822
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	4,200	208,488
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,500	684,150
Ross Stores, Inc. (Specialty Retail)		10,400	602,160
Tractor Supply Co. (Specialty Retail)		3,450	312,087
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	1,625	314,828
			27,073,794
CONSUMER STAPLES - 6.7%
Monster Beverage Corp. (Beverages)	(a)	5,225	696,911
Costco Wholesale Corp. (Food & Staples Retailing)		11,310	1,782,230
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		27,725	2,335,554
Whole Foods Market, Inc. (Food & Staples Retailing)		8,350	259,769
Kraft Heinz Co. / The (Food Products)		31,200	2,451,072
Mondelez International, Inc. Class A (Food Products)		40,325	1,617,839
			9,143,375
HEALTH CARE - 12.0%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	5,800	807,476
Amgen, Inc. (Biotechnology)		19,322	2,896,947
Biogen, Inc. (Biotechnology)	(a)	5,625	1,464,300
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	4,150	342,292
Celgene Corp. (Biotechnology)	(a)	20,100	2,011,809
Gilead Sciences, Inc. (Biotechnology)		35,125	3,226,583
Incyte Corp. (Biotechnology)	(a)	4,800	347,856
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,650	955,166
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	6,325	502,774
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	950	570,998
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	17,175	1,179,750
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,100	362,523
Cerner Corp. (Health Care Technology)	(a)	8,750	463,400
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,775	611,965
Endo International PLC (Pharmaceuticals)	(a)	5,700	160,455
Mylan NV (Pharmaceuticals)	(a)	12,625	585,168
			16,489,462
INDUSTRIALS - 2.0%
American Airlines Group, Inc. (Airlines)		15,500	635,655
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	2,175	274,463
PACCAR, Inc. (Machinery)		9,039	494,343
Verisk Analytics, Inc. (Professional Svs.)	(a)	4,325	345,654
CSX Corp. (Road & Rail)		24,750	637,313
Fastenal Co. (Trading Companies & Distributors)		7,425	363,825
			2,751,253
INFORMATION TECHNOLOGY - 55.0%
Cisco Systems, Inc. (Communications Equip.)		129,350	3,682,595
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	4,550	252,844
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	7,525	5,740,823
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	8,873	6,609,941
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	6,975	1,331,388
eBay, Inc. (Internet Software & Svs.)	(a)	30,310	723,197
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	59,000	6,731,900
NetEase, Inc. - ADR (Internet Software & Svs.)		1,950	279,981
Yahoo!, Inc. (Internet Software & Svs.)	(a)	24,335	895,771
Automatic Data Processing, Inc. (IT Svs.)		11,750	1,054,093
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	15,650	981,255
Fiserv, Inc. (IT Svs.)	(a)	5,724	587,168
Paychex, Inc. (IT Svs.)		9,270	500,673
PayPal Holdings, Inc. (IT Svs.)	(a)	31,425	1,213,005
Analog Devices, Inc. (Semiconductors & Equip.)		7,975	472,040
Applied Materials, Inc. (Semiconductors & Equip.)		29,075	615,809
Broadcom Ltd. (Semiconductors & Equip.)		7,100	1,096,950
Intel Corp. (Semiconductors & Equip.)		121,420	3,927,937
Lam Research Corp. (Semiconductors & Equip.)		4,075	336,595
Linear Technology Corp. (Semiconductors & Equip.)		6,155	274,267
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		7,350	270,333
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	26,675	279,287
NVIDIA Corp. (Semiconductors & Equip.)		13,837	493,012
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	8,900	721,523
QUALCOMM, Inc. (Semiconductors & Equip.)		38,420	1,964,799
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,925	383,658
Texas Instruments, Inc. (Semiconductors & Equip.)		25,850	1,484,307
Xilinx, Inc. (Semiconductors & Equip.)		6,580	312,089
Activision Blizzard, Inc. (Software)		18,900	639,576
Adobe Systems, Inc. (Software)	(a)	12,805	1,201,109
Autodesk, Inc. (Software)	(a)	5,800	338,198
CA, Inc. (Software)		10,725	330,222
Check Point Software Technologies Ltd. (Software)	(a)	4,645	406,298
Citrix Systems, Inc. (Software)	(a)	3,950	310,391
Electronic Arts, Inc. (Software)	(a)	7,950	525,575
Intuit, Inc. (Software)		6,605	686,986
Microsoft Corp. (Software)		203,300	11,228,259
Symantec Corp. (Software)		16,773	308,287
Apple, Inc. (Tech. Hardware, Storage & Periph.)		142,535	15,534,889
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		7,510	204,948
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		7,625	262,681
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		5,975	282,259
			75,476,918
TELECOMMUNICATION SERVICES - 1.0%
SBA Communications Corp. Class A (Diversified Telecom. Svs.)	(a)	3,225	323,048
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	21,050	806,215
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		9,979	319,827
			1,449,090
Total Common Stocks (Cost $81,652,598)			$132,383,892

Exchange Traded Funds - 3.2%		Shares	Value
PowerShares QQQ Trust Series 1		40,775	$4,452,630
Total Exchange Traded Funds (Cost $4,336,802)			$4,452,630

Total Investments - 99.6% (Cost $85,989,400)	(b)		$136,836,522
Other Assets in Excess of Liabilities - 0.4%			512,998
Net Assets - 100.0%			$137,349,520

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 100.1%		Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Delphi Automotive PLC (Auto Components)		57,425	$4,308,024
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	200,297	4,294,368
Newell Rubbermaid, Inc. (Household Durables)		110,156	4,878,809
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	7,899	4,689,162
CBS Corp. Class B (Media)		78,411	4,319,662
Time Warner, Inc. (Media)		73,753	5,350,780
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	41,011	2,456,969
PVH Corp. (Textiles, Apparel & Luxury Goods)		42,552	4,215,201
			34,512,975
CONSUMER STAPLES - 3.9%
Constellation Brands, Inc. Class A (Beverages)		10,060	1,519,965
Molson Coors Brewing Co. Class B (Beverages)		28,041	2,696,983
Kraft Heinz Co. / The (Food Products)		27,295	2,144,295
Mondelez International, Inc. Class A (Food Products)		51,076	2,049,169
			8,410,412
ENERGY - 2.8%
Schlumberger Ltd. (Energy Equip. & Svs.)		32,028	2,362,065
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		15,681	1,138,127
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		17,329	2,438,883
			5,939,075
FINANCIALS - 17.2%
BankUnited, Inc. (Banks)		119,679	4,121,745
Citigroup, Inc. (Banks)		109,822	4,585,069
JPMorgan Chase & Co. (Banks)		74,927	4,437,177
KeyCorp (Banks)		367,740	4,059,850
Regions Financial Corp. (Banks)		354,892	2,785,902
Capital One Financial Corp. (Consumer Finance)		40,399	2,800,055
Discover Financial Services (Consumer Finance)		109,772	5,589,590
MetLife, Inc. (Insurance)		97,626	4,289,686
Prudential Financial, Inc. (Insurance)		57,562	4,157,128
			36,826,202
HEALTH CARE - 16.3%
Anacor Pharmaceuticals, Inc. (Biotechnology)	(a)	51,469	2,751,018
Celgene Corp. (Biotechnology)	(a)	16,497	1,651,185
TESARO, Inc. (Biotechnology)	(a)	72,023	3,171,173
Cigna Corp. (Health Care Providers & Svs.)		38,560	5,291,974
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	52,180	4,072,649
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	36,600	4,286,958
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		30,614	4,334,636
Allergan PLC (Pharmaceuticals)	(a)	7,775	2,083,933
Mylan NV (Pharmaceuticals)	(a)	90,577	4,198,244
Pfizer, Inc. (Pharmaceuticals)		103,198	3,058,789
			34,900,559
INDUSTRIALS - 10.2%
Hexcel Corp. (Aerospace & Defense)		51,542	2,252,901
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		5,341	731,397
Raytheon Co. (Aerospace & Defense)		34,001	4,169,543
FedEx Corp. (Air Freight & Logistics)		29,599	4,816,349
Rockwell Automation, Inc. (Electrical Equip.)		30,428	3,461,185
General Electric Co. (Industrial Conglomerates)		66,052	2,099,793
Xylem, Inc. (Machinery)		104,537	4,275,563
			21,806,731
INFORMATION TECHNOLOGY - 33.6%
Cisco Systems, Inc. (Communications Equip.)		154,683	4,403,825
Harris Corp. (Communications Equip.)		50,677	3,945,711
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)	55,246	4,366,091
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	3,469	2,646,500
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	8,619	6,420,724
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	50,134	5,720,289
International Business Machines Corp. (IT Svs.)		14,210	2,152,105
Broadcom Ltd. (Semiconductors & Equip.)		32,163	4,969,184
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	66,132	5,361,321
Xilinx, Inc. (Semiconductors & Equip.)		45,000	2,134,350
Adobe Systems, Inc. (Software)	(a)	48,010	4,503,338
Electronic Arts, Inc. (Software)	(a)	33,780	2,233,196
Microsoft Corp. (Software)		94,369	5,212,000
Oracle Corp. (Software)		107,632	4,403,225
Apple, Inc. (Tech. Hardware, Storage & Periph.)		84,226	9,179,792
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		233,715	4,143,767
			71,795,418
Total Common Stocks (Cost $205,565,666)			$214,191,372

Money Market Funds - 0.2%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		352,000	$352,000
Total Money Market Funds (Cost $352,000)			$352,000

Total Investments - 100.3% (Cost $205,917,666)	(b)		$214,543,372
Liabilities in Excess of Other Assets - (0.3%)			(618,665)
Net Assets - 100.0%			$213,924,707

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 92.9%		Shares	Value
CONSUMER DISCRETIONARY - 18.8%
Gentherm, Inc. (Auto Components)	(a)	54,518	$2,267,404
Motorcar Parts of America, Inc. (Auto Components)	(a)	64,499	2,449,672
Buffalo Wild Wings, Inc. (Hotels, Restaurants & Leisure)	(a)	14,490	2,146,259
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	(a)	142,508	2,057,815
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)		169,802	2,384,020
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		28,115	1,795,705
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	152,296	2,473,287
1-800-Flowers.com, Inc. Class A (Internet & Catalog Retail)	(a)	286,156	2,254,909
Performance Sports Group Ltd. (Leisure Products)	(a)	310,875	988,583
Ollie's Bargain Outlet Holdings, Inc. (Multiline Retail)	(a)	94,079	2,204,271
Burlington Stores, Inc. (Specialty Retail)	(a)	42,429	2,386,207
Five Below, Inc. (Specialty Retail)	(a)	41,031	1,696,222
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	27,945	1,674,185
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	53,418	2,611,606
			29,390,145
CONSUMER STAPLES - 2.7%
Chefs' Warehouse, Inc. / The (Food & Staples Retailing)	(a)	81,736	1,658,423
J&J Snack Foods Corp. (Food Products)		23,544	2,549,344
			4,207,767
FINANCIALS - 2.2%
Bank of the Ozarks, Inc. (Banks)		60,133	2,523,782
Eagle Bancorp, Inc. (Banks)	(a)	19,292	926,016
			3,449,798
HEALTH CARE - 22.6%
Anacor Pharmaceuticals, Inc. (Biotechnology)	(a)	36,669	1,959,958
Arbutus Biopharma Corp. (Biotechnology)	(a)	410,892	1,696,984
Celldex Therapeutics, Inc. (Biotechnology)	(a)	436,120	1,648,534
Cepheid (Biotechnology)	(a)	71,727	2,392,813
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	14,532	1,556,232
MacroGenics, Inc. (Biotechnology)	(a)	93,251	1,748,456
Sangamo BioSciences, Inc. (Biotechnology)	(a)	276,279	1,671,488
TESARO, Inc. (Biotechnology)	(a)	47,308	2,082,971
Alliqua BioMedical, Inc. (Health Care Equip. & Supplies)	(a)	1,021,853	837,919
LDR Holding Corp. (Health Care Equip. & Supplies)	(a)	98,665	2,514,971
Neogen Corp. (Health Care Equip. & Supplies)	(a)	32,902	1,656,616
Zeltiq Aesthetics, Inc. (Health Care Equip. & Supplies)	(a)	65,567	1,780,800
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	54,660	2,285,335
BioDelivery Sciences International, Inc. (Pharmaceuticals)	(a)	481,490	1,555,213
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	61,032	1,696,690
Phibro Animal Health Corp. Class A (Pharmaceuticals)		88,815	2,401,558
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	42,562	2,272,385
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	96,471	1,684,384
Teligent, Inc. (Pharmaceuticals)	(a)	390,920	1,915,508
			35,358,815
INDUSTRIALS - 7.8%
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	(a)	157,967	2,587,499
Aerovironment, Inc. (Aerospace & Defense)	(a)	62,870	1,780,478
Astronics Corp. (Aerospace & Defense)	(a)	62,575	2,387,236
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		70,917	2,610,455
Mueller Water Products, Inc. Class A (Machinery)		283,139	2,797,413
			12,163,081
INFORMATION TECHNOLOGY - 37.2%
Ciena Corp. (Communications Equip.)	(a)	125,419	2,385,469
Infinera Corp. (Communications Equip.)	(a)	162,228	2,605,382
Radware Ltd. (Communications Equip.)	(a)	221,388	2,619,020
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	69,412	2,235,760
Perceptron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	152,037	737,379
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	76,883	2,519,456
Cvent, Inc. (Internet Software & Svs.)	(a)	118,848	2,543,347
Demandware, Inc. (Internet Software & Svs.)	(a)	66,107	2,584,784
Euronet Worldwide, Inc. (IT Svs.)	(a)	20,165	1,494,428
Applied Micro Circuits Corp. (Semiconductors & Equip.)	(a)	396,219	2,559,575
Cavium, Inc. (Semiconductors & Equip.)	(a)	39,822	2,435,514
Inphi Corp. (Semiconductors & Equip.)	(a)	71,988	2,400,080
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	94,051	1,922,402
Microsemi Corp. (Semiconductors & Equip.)	(a)	71,905	2,754,681
Power Integrations, Inc. (Semiconductors & Equip.)		56,370	2,799,334
CommVault Systems, Inc. (Software)	(a)	59,072	2,550,138
Guidewire Software, Inc. (Software)	(a)	42,690	2,325,751
Imperva, Inc. (Software)	(a)	48,501	2,449,301
Proofpoint, Inc. (Software)	(a)	41,887	2,252,683
Telenav, Inc. (Software)	(a)	345,468	2,038,261
Textura Corp. (Software)	(a)	132,118	2,461,358
Tyler Technologies, Inc. (Software)	(a)	20,936	2,692,579
Electronics For Imaging, Inc. (Tech. Hardware, Storage & Periph.)	(a)	61,854	2,621,991
Immersion Corp. (Tech. Hardware, Storage & Periph.)	(a)	280,336	2,315,575
Quantum Corp. (Tech. Hardware, Storage & Periph.)	(a)	3,132,104	1,910,583
			58,214,831
MATERIALS - 1.6%
PolyOne Corp. (Chemicals)		81,835	2,475,509
Total Common Stocks (Cost $172,990,462)			$145,259,946

Money Market Funds - 2.4%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		3,728,000	$3,728,000
Total Money Market Funds (Cost $3,728,000)			$3,728,000

Total Investments - 95.3% (Cost $176,718,462)	(b)		$148,987,946
Other Assets in Excess of Liabilities - 4.7%			7,378,988
Net Assets - 100.0%			$156,366,934

Percentages are stated as a percent of net assets.
Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 51.7%				Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Gentherm, Inc. (Auto Components)	(a)			50,000	$2,079,500
Magna International, Inc. (Auto Components)				120,000	5,155,200
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)				60,000	4,929,000
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	(d)			90,000	6,878,700
Newell Rubbermaid, Inc. (Household Durables)	(d)			70,000	3,100,300
Whirlpool Corp. (Household Durables)				30,000	5,410,200
Brunswick Corp. (Leisure Products)				62,000	2,974,760
CBS Corp. Class B (Media)				149,704	8,247,193
Comcast Corp. Class A (Media)	(d)			114,044	6,965,807
Time Warner, Inc. (Media)	(d)			25,000	1,813,750
Twenty-First Century Fox, Inc. Class A (Media)				65,000	1,812,200
Advance Auto Parts, Inc. (Specialty Retail)				20,000	3,206,800
Home Depot, Inc. / The (Specialty Retail)	(d)			40,000	5,337,200
Lowe's Cos., Inc. (Specialty Retail)	(d)			85,000	6,438,750
Signet Jewelers Ltd. (Specialty Retail)				41,000	5,085,230
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)				120,000	3,400,800
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)(d)			155,000	4,719,750
					77,555,140
CONSUMER STAPLES - 1.6%
CVS Health Corp. (Food & Staples Retailing)	(d)			80,000	8,298,400
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)				75,000	6,318,000
					14,616,400
ENERGY - 0.8%
Schlumberger Ltd. (Energy Equip. & Svs.)	(d)			45,000	3,318,750
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)				40,000	1,487,200
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)				72,643	2,411,748
					7,217,698
FINANCIALS - 12.5%
Bank of America Corp. (Banks)	(d)			640,000	8,652,800
JPMorgan Chase & Co. (Banks)	(d)			70,000	4,145,400
Signature Bank (Banks)	(a)(d)			63,270	8,612,312
SVB Financial Group (Banks)	(a)(d)			55,000	5,612,750
U.S. Bancorp (Banks)				80,000	3,247,200
Wells Fargo & Co. (Banks)	(d)			79,000	3,820,440
Charles Schwab Corp. / The (Capital Markets)				100,000	2,802,000
Invesco Ltd. (Capital Markets)				132,900	4,089,333
Ally Financial, Inc. (Consumer Finance)	(a)			525,000	9,828,000
Discover Financial Services (Consumer Finance)	(d)			237,080	12,072,114
Encore Capital Group, Inc. (Consumer Finance)	(a)			93,635	2,410,165
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)			113,000	16,032,440
American International Group, Inc. (Insurance)	(d)			70,000	3,783,500
Lincoln National Corp. (Insurance)				75,000	2,940,000
XL Group PLC (Insurance)	(d)			200,000	7,360,000
Winthrop Realty Trust (Real Estate Investment Trusts)				259,661	3,409,349
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)(d)			355,000	10,231,100
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)				19,029	2,232,482
					111,281,385
HEALTH CARE - 6.4%
AbbVie, Inc. (Biotechnology)	(d)			100,000	5,712,000
Celgene Corp. (Biotechnology)	(a)			20,000	2,001,800
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)				25,000	2,665,750
Aetna, Inc. (Health Care Providers & Svs.)				65,000	7,302,750
Cardinal Health, Inc. (Health Care Providers & Svs.)	(d)			25,000	2,048,750
Cigna Corp. (Health Care Providers & Svs.)	(d)			38,000	5,215,120
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)			110,000	8,585,500
McKesson Corp. (Health Care Providers & Svs.)	(d)			45,000	7,076,250
Allergan PLC (Pharmaceuticals)	(a)(d)			28,700	7,692,461
Bristol-Myers Squibb Co. (Pharmaceuticals)				50,000	3,194,000
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)			45,000	5,874,750
					57,369,131
INDUSTRIALS - 6.5%
B/E Aerospace, Inc. (Aerospace & Defense)				50,000	2,306,000
General Dynamics Corp. (Aerospace & Defense)	(d)			50,000	6,568,500
Honeywell International, Inc. (Aerospace & Defense)	(d)			73,840	8,273,772
Orbital ATK, Inc. (Aerospace & Defense)				44,915	3,904,910
Delta Air Lines, Inc. (Airlines)				90,000	4,381,200
Southwest Airlines Co. (Airlines)				60,000	2,688,000
United Continental Holdings, Inc. (Airlines)	(a)			40,000	2,394,400
Fortune Brands Home & Security, Inc. (Building Products)				75,000	4,203,000
Masco Corp. (Building Products)				225,000	7,076,250
Comfort Systems U.S.A., Inc. (Construction & Engineering)				19,396	616,211
Old Dominion Freight Line, Inc. (Road & Rail)	(a)			65,000	4,525,300
Ryder System, Inc. (Road & Rail)				70,000	4,534,600
Union Pacific Corp. (Road & Rail)				88,160	7,013,128
					58,485,271
INFORMATION TECHNOLOGY - 9.4%
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)			77,172	7,414,686
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)				100,000	6,192,000
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)			7,776	5,792,731
Facebook, Inc. Class A (Internet Software & Svs.)	(a)			85,000	9,698,500
DST Systems, Inc. (IT Svs.)				30,000	3,383,100
MasterCard, Inc. Class A (IT Svs.)				121,600	11,491,200
Visa, Inc. (IT Svs.)				151,400	11,579,072
Broadcom Ltd. (Semiconductors & Equip.)				25,000	3,862,500
Microsemi Corp. (Semiconductors & Equip.)	(a)			130,000	4,980,300
Synaptics, Inc. (Semiconductors & Equip.)	(a)			27,000	2,152,980
Synchronoss Technologies, Inc. (Software)	(a)			118,821	3,842,671
Ultimate Software Group, Inc. / The (Software)	(a)			25,000	4,837,500
Apple, Inc. (Tech. Hardware, Storage & Periph.)	(d)			78,910	8,600,401
					83,827,641
MATERIALS - 2.4%
Ashland, Inc. (Chemicals)				20,000	2,199,200
Monsanto Co. (Chemicals)				20,000	1,754,800
Sherwin-Williams Co. / The (Chemicals)				15,000	4,270,050
Eagle Materials, Inc. (Construction Materials)				55,000	3,856,050
Martin Marietta Materials, Inc. (Construction Materials)				23,000	3,668,730
Graphic Packaging Holding Co. (Containers & Packaging)				150,000	1,927,500
International Paper Co. (Containers & Packaging)				100,000	4,104,000
					21,780,330
TELECOMMUNICATION SERVICES - 1.3%
BCE, Inc. (Diversified Telecom. Svs.)				110,000	5,009,400
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)			170,000	6,511,000
					11,520,400
UTILITIES - 2.1%
ALLETE, Inc. (Electric Utilities)				90,000	5,046,300
OGE Energy Corp. (Electric Utilities)	(d)			125,190	3,584,190
CMS Energy Corp. (Multi-Utilities)				106,300	4,511,372
Sempra Energy (Multi-Utilities)				50,000	5,202,500
					18,344,362
Total Common Stocks (Cost $447,835,887)					$461,997,758

Corporate Bonds - 17.7%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Darden Restaurants, Inc. (Acquired 04/15/2015, Cost $4,482,359)(Hotels, Restaurants & Leisure)	(h)(i)	7.050%	10/15/2037	$3,500,000	$3,781,908
International Game Technology (Hotels, Restaurants & Leisure)		5.350%	10/15/2023	2,000,000	1,840,000
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		7.500%	04/15/2021	3,110,000	3,234,400
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		6.375%	08/01/2021	909,000	963,540
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (Hotels, Restaurants & Leisure)	(b)	5.500%	03/01/2025	4,000,000	3,770,000
TCI Communications, Inc. (Media)		7.125%	02/15/2028	4,000,000	5,385,860
					18,975,708
CONSUMER STAPLES - 3.7%
CVS Health Corp. (Food & Staples Retailing)	(b)	4.750%	12/01/2022	10,726,000	12,044,247
Innovation Ventures LLC / Innovation Ventures Finance Corp. (Food & Staples Retailing)	(b)	9.500%	08/15/2019	2,500,000	2,603,125
Kraft Heinz Foods Co. (Food Products)	(b)	4.875%	02/15/2025	7,714,000	8,501,275
Altria Group, Inc. (Tobacco)	(h)	9.250%	08/06/2019	7,967,000	9,846,200
					32,994,847
ENERGY - 0.3%
Alliance Pipeline LP / United States (Oil, Gas & Consumable Fuels)	(b)	7.877%	12/31/2025	2,000,000	2,432,478
FINANCIALS - 5.2%
City National Corp. (Banks)		5.250%	09/15/2020	1,500,000	1,681,104
E*TRADE Financial Corp. (Capital Markets)		5.375%	11/15/2022	6,890,000	7,277,562
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	5,800,000	6,032,000
Ally Financial, Inc. (Consumer Finance)		8.000%	03/15/2020	4,400,000	4,928,000
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		2.750%	03/15/2023	4,250,000	4,335,625
Alleghany Corp. (Insurance)		5.625%	09/15/2020	1,000,000	1,105,708
American Equity Investment Life Holding Co. (Insurance)		6.625%	07/15/2021	2,000,000	2,055,000
Chubb INA Holdings, Inc. (Insurance)		8.875%	08/15/2029	1,700,000	2,556,615
MBIA, Inc. (Insurance)		6.625%	10/01/2028	2,810,000	2,725,700
Old Republic International Corp. (Insurance)		4.875%	10/01/2024	5,000,000	5,203,060
ProAssurance Corp. (Insurance)		5.300%	11/15/2023	5,063,000	5,523,495
Prudential Financial, Inc. (Insurance)	(e)	8.875%	06/15/2038	2,610,000	2,864,475
					46,288,344
HEALTH CARE - 2.7%
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		8.000%	11/15/2019	1,750,000	1,704,062
HCA, Inc. (Health Care Providers & Svs.)		5.250%	04/15/2025	6,200,000	6,386,000
Highmark, Inc. (Acquired 11/05/2014 through 12/15/2014, Cost $3,591,904)(Health Care Providers & Svs.)	(b)(i)	4.750%	05/15/2021	3,500,000	3,582,394
Highmark, Inc. (Acquired 12/11/2014 through 03/31/2015, Cost $2,229,461)(Health Care Providers & Svs.)	(b)(i)	6.125%	05/15/2041	2,100,000	2,194,179
inVentiv Health, Inc. (Health Care Providers & Svs.)	(b)	9.000%	01/15/2018	5,020,000	5,183,150
Prospect Medical Holdings, Inc. (Health Care Providers & Svs.)	(b)	8.375%	05/01/2019	5,035,000	5,198,638
					24,248,423
INDUSTRIALS - 1.5%
Air Canada (Airlines)	(b)	8.750%	04/01/2020	5,715,000	6,100,763
Nortek, Inc. (Building Products)		8.500%	04/15/2021	2,000,000	2,075,000
Ingersoll-Rand Co. (Machinery)		6.391%	11/15/2027	2,215,000	2,599,143
Ingersoll-Rand Co. (Machinery)		6.443%	11/15/2027	1,800,000	2,225,984
					13,000,890
INFORMATION TECHNOLOGY - 1.6%
Corning, Inc. (Electronic Equip., Instr. & Comp.)		7.250%	08/15/2036	2,180,000	2,465,632
EarthLink Holdings Corp. (Internet Software & Svs.)		7.375%	06/01/2020	2,400,000	2,484,000
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc. (IT Svs.)		5.750%	04/15/2023	9,188,000	9,514,174
					14,463,806
TELECOMMUNICATION SERVICES - 0.4%
Cincinnati Bell, Inc. (Diversified Telecom. Svs.)		8.375%	10/15/2020	3,950,000	4,009,250
UTILITIES - 0.2%
Tenaska Georgia Partners LP (Electric Utilities)		9.500%	02/01/2030	1,273,086	1,524,595
Total Corporate Bonds (Cost $159,022,186)					$157,938,341

Preferred Stocks - 3.1%			Rate	Quantity	Value
FINANCIALS - 2.4%
Charles Schwab Corp. Series A / The (Capital Markets)	(f)		7.000%	4,000,000	$4,560,000
Ally Financial, Inc. (Consumer Finance)	(f)		8.500%	131,729	3,353,820
Digital Realty Trust, Inc. (Real Estate Investment Trusts)			7.000%	38,346	977,440
Equity Commonwealth (Real Estate Investment Trusts)			7.250%	333,589	8,479,832
Gramercy Property Trust (Acquired 08/26/2014 through 01/22/2016, Cost $4,077,216)(Real Estate Investment Trusts)	(i)		7.125%	159,594	4,149,444
					21,520,536
INDUSTRIALS - 0.7%
General Electric Co. (Industrial Conglomerates)	(f)		5.000%	5,760,000	5,932,800
Total Preferred Stocks (Cost $26,934,637)					$27,453,336

Trust Preferred Securities - 3.8%			Rate	Quantity	Value
FINANCIALS - 3.3%
PNC Preferred Funding Trust II (Banks)	(b)(f)		QL + 122	4,000,000	$3,360,000
RBS Capital Funding Trust V (Banks)			5.900%	82,845	1,999,050
USB Capital IX (Banks)	(f)		QL + 102	1,500,000	1,110,000
USB Realty Corp. (Banks)	(b)(f)		QL + 115	5,000,000	3,987,500
NTC Capital I (Capital Markets)			QL + 52	3,300,000	2,656,500
State Street Capital Trust I (Capital Markets)			QL + 56	5,123,000	4,035,284
GMAC Capital Trust I (Consumer Finance)	(f)		QL + 579	353,690	8,668,942
ILFC E-Capital Trust II (Diversified Financial Svs.)	(b)(g)		QL/10T/30T + 180, 14.5% Max	2,900,000	2,349,000
MetLife Capital Trust IV (Insurance)	(b)		7.875%	1,000,000	1,150,000
					29,316,276
UTILITIES - 0.5%
PECO Energy Capital Trust IV (Electric Utilities)			5.750%	5,000,000	4,764,460
Total Trust Preferred Securities (Cost $37,130,502)					$34,080,736

Asset-Backed / Mortgage-Backed Securities - 2.7%		Rate	Maturity	Face Amount	Value
FINANCIALS - 2.7%
Citigroup Mortgage Loan Trust 2013-J1 Class B2 (Acquired 05/21/2015, Cost $1,948,813)	(b)(i)	3.559%	10/25/2043	$1,953,697	$1,947,557
MASTR Seasoned Securitization Trust 2005-1 Class 1A1		6.561%	09/25/2032	1,810,971	1,952,155
Sequoia Mortgage Trust 2013-1 Class B2 (Acquired 04/15/2015, Cost $4,774,485)	(i)	3.640%	02/25/2043	4,736,888	4,600,017
Sequoia Mortgage Trust 2013-12 Class B3 (Acquired 10/07/2015, Cost $2,294,361)	(b)(i)	4.255%	12/25/2043	2,256,678	2,294,265
Towd Point Mortgage Trust 2015-1 Class 2M1 (Acquired 02/16/2016, Cost $5,012,389)	(b)(i)	3.750%	11/25/2057	5,000,000	5,152,354
Towd Point Mortgage Trust 2015-4 Class M2 (Acquired 10/29/2015 through 11/30/2015, Cost $3,901,250)	(b)(i)	3.750%	04/25/2055	4,000,000	3,914,630
Velocity Commercial Capital Loan Trust 2014-1 Class M3 (Acquired 02/17/2016, Cost $1,989,420)	(b)(i)	6.888%	09/25/2044	1,900,000	1,993,812
Velocity Commercial Capital Loan Trust 2014-1 Class M4 (Acquired 03/16/2016, Cost $2,441,248)	(b)(i)	7.051%	09/25/2044	2,397,000	2,414,977
Total Asset-Backed / Mortgage-Backed Securities (Cost $24,317,166)					$24,269,767

U.S. Treasury Obligations - 3.4%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		1.000%	09/15/2017	$10,000,000	$10,042,970
U.S. Treasury Note		1.875%	05/31/2022	10,000,000	10,250,000
U.S. Treasury Note		1.625%	02/15/2026	10,000,000	9,859,770
Total U.S. Treasury Obligations (Cost $29,491,275)					$30,152,740

Closed-End Mutual Funds - 7.8%				Shares	Value
Advent/Claymore Enhanced Growth & Income Fund				242,954	$1,994,652
AllianceBernstein Income Fund, Inc.				2,165,220	16,996,977
Delaware Investments Dividend & Income Fund, Inc.				254,704	2,325,448
Deutsche Global High Income Fund, Inc.				54,052	417,281
Deutsche High Income Opportunities Fund, Inc.				43,690	582,388
Deutsche Multi-Market Income Trust				220,838	1,751,245
Deutsche Strategic Income Trust				63,353	701,318
Diversified Real Asset Income Fund				162,933	2,574,341
Firsthand Technology Value Fund, Inc.	(a)			70,965	532,238
First Trust Dividend and Income Fund				241,461	2,088,638
First Trust Mortgage Income Fund				123,249	1,771,088
Fort Dearborn Income Securities, Inc.				257,057	3,709,333
Franklin Limited Duration Income Trust				128,772	1,460,274
Global High Income Fund, Inc.				619,275	5,381,500
LMP Real Estate Income Fund, Inc.				79,035	1,079,618
Managed High Yield Plus Fund, Inc.				1,847,725	3,288,951
Neuberger Berman Real Estate Securities Income Fund, Inc.				292,723	1,489,960
Nuveen Global Equity Income Fund				409,728	4,494,716
Strategic Global Income Fund, Inc.				543,551	4,843,039
Virtus Total Return Fund				179,077	759,286
Zweig Fund, Inc.				371,922	4,794,075
Zweig Total Return Fund, Inc. / The				566,801	6,795,944
Total Closed-End Mutual Funds (Cost $70,344,315)					$69,832,310

Exchange Traded Funds - 1.9%				Shares	Value
iShares Currency Hedged MSCI Eurozone ETF				345,000	$8,400,750
iShares Europe ETF				220,000	8,604,200
Total Exchange Traded Funds (Cost $18,671,899)					$17,004,950

Purchased Options - 0.0%		Expiration	Exercise Price	Contracts (c)	Value
S&P 500 Index Put Option		April 2016	$1,850.00	1,000	$50,000
S&P 500 Index Put Option		April 2016	$1,875.00	500	25,000
S&P 500 Index Put Option		May 2016	$1,900.00	200	174,000
Total Purchased Options (Cost $2,905,290)					$249,000

Money Market Funds - 8.7%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				77,534,000	$77,534,000
Total Money Market Funds (Cost $77,534,000)					$77,534,000

Total Investments - 100.8% (Cost $894,187,157)	(j)				$900,512,938
Total Written Options Outstanding - (0.4)% (see following schedule)					(3,610,000)
Liabilities in Excess of Other Assets - (0.4)%					(3,394,891)
Net Assets - 100.0%					$893,508,047

Percentages are stated as a percent of net assets.
Abbreviations:
QL: Quarterly U.S. LIBOR Rate, 0.629% on 03/31/2016
10T: 10 Year Constant Maturity Treasury Rate, 1.774% on 03/31/2016
30T: 30 Year Constant Maturity Treasury Rate, 2.612% on 03/31/2016
Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2016, the value of these securities totaled $86,206,344, or 9.6% of the Portfolio's net assets. Unless also noted with (i), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) 100 shares per contract.

(d) Security is fully or partially pledged as collateral for written call options outstanding. Outstanding written call options are presented in the following schedule.

(e) Security is a variable rate instrument in which the coupon rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at March 31, 2016.

(f) Security is a variable rate preferred stock or trust preferred security in which the dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Dividend rates stated are those in effect at March 31, 2016.

(g) Security is a variable rate trust preferred security in which the dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR, 10 Year Constant Maturity Treasury Rate, or 30 Year Constant Maturity Treasury Rate up to a maximum of 14.5%. Dividend rates stated are those in effect at March 31, 2016.

(h) Represents bonds that are credit sensitive. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.

(i) Represents a security deemed to be illiquid. At March 31, 2016, the value of illiquid securities in the Portfolio totaled $36,025,537, or 4.0% of the Portfolio's net assets.

(j) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Written Options Outstanding	March 31, 2016 (Unaudited)

	Expiration	Exercise Price	Contracts*	Value
S&P 500 Index Call Option	April 2016	$2,025	400	$1,708,000
S&P 500 Index Call Option	April 2016	$2,000	300	1,902,000
Total Written Options Outstanding (Premiums received $1,158,585)			700	$3,610,000

* 100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 98.8%		Shares	Value
CONSUMER DISCRETIONARY - 15.7%
H&R Block, Inc. (Diversified Consumer Svs.)		4,381	$115,746
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	3,534	109,801
Isle of Capri Casinos, Inc. (Hotels, Restaurants & Leisure)	(a)	8,849	123,886
Starbucks Corp. (Hotels, Restaurants & Leisure)		32,601	1,946,280
LGI Homes, Inc. (Household Durables)	(a)	4,136	100,133
NVR, Inc. (Household Durables)	(a)	53	91,817
ZAGG, Inc. (Household Durables)	(a)	5,759	51,889
Expedia, Inc. (Internet & Catalog Retail)		1,180	127,228
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)	431	555,542
Gray Television, Inc. (Media)	(a)	14,472	169,612
Vivendi SA - ADR (Media)		17,322	361,770
World Wrestling Entertainment, Inc. Class A (Media)		7,362	130,013
AutoZone, Inc. (Specialty Retail)	(a)	959	764,026
Conn's, Inc. (Specialty Retail)	(a)	6,945	86,535
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,681	733,682
Ross Stores, Inc. (Specialty Retail)		3,495	202,361
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	545	105,588
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		18,289	1,124,225
			6,900,134
CONSUMER STAPLES - 6.9%
Brown-Forman Corp. Class B (Beverages)		2,130	209,741
Coca-Cola Bottling Co. Consolidated (Beverages)		406	64,863
National Beverage Corp. (Beverages)	(a)	1,591	67,331
Casey's General Stores, Inc. (Food & Staples Retailing)		606	68,672
Cal-Maine Foods, Inc. (Food Products)		1,568	81,395
Hormel Foods Corp. (Food Products)		7,088	306,485
Lancaster Colony Corp. (Food Products)		634	70,101
Mondelez International, Inc. Class A (Food Products)		13,689	549,203
Clorox Co. / The (Household Products)		2,356	296,997
Estee Lauder Cos., Inc. / The Class A (Personal Products)		4,053	382,238
Reynolds American, Inc. (Tobacco)		18,912	951,463
			3,048,489
ENERGY - 5.3%
BP PLC - ADR (Oil, Gas & Consumable Fuels)		11,899	359,112
Eni SpA - ADR (Oil, Gas & Consumable Fuels)		12,410	375,030
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		3,605	134,034
Royal Dutch Shell PLC Class B - ADR (Oil, Gas & Consumable Fuels)		8,045	395,734
Statoil ASA - ADR (Oil, Gas & Consumable Fuels)		26,843	417,677
Tesoro Corp. (Oil, Gas & Consumable Fuels)		805	69,238
TOTAL SA - ADR (Oil, Gas & Consumable Fuels)		8,251	374,760
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		3,243	208,006
			2,333,591
FINANCIALS - 16.2%
Ameris Bancorp (Banks)		6,925	204,842
Customers Bancorp, Inc. (Banks)	(a)	5,655	133,628
FCB Financial Holdings, Inc. Class A (Banks)	(a)	7,821	260,126
HSBC Holdings PLC - ADR (Banks)		9,384	292,030
Nordea Bank AB - ADR (Banks)		33,776	322,223
Skandinaviska Enskilda Banken AB - ADR (Banks)		35,412	339,601
Swedbank AB - ADR (Banks)		16,795	359,749
Talmer Bancorp, Inc. Class A (Banks)		14,108	255,214
INTL FCStone, Inc. (Capital Markets)	(a)	4,044	108,096
American Express Co. (Consumer Finance)		21,241	1,304,197
Moody's Corp. (Diversified Financial Svs.)		6,881	664,429
Nasdaq, Inc. (Diversified Financial Svs.)		5,726	380,092
Legal & General Group PLC - ADR (Insurance)		18,262	314,106
Torchmark Corp. (Insurance)		4,292	232,455
Travelers Cos., Inc. / The (Insurance)		13,039	1,521,782
Kearny Financial Corp. (Thrifts & Mortgage Finance)		19,990	246,877
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	(a)	6,520	158,240
			7,097,687
HEALTH CARE - 8.2%
Gilead Sciences, Inc. (Biotechnology)		9,762	896,737
Repligen Corp. (Biotechnology)	(a)	7,281	195,276
Cynosure, Inc. Class A (Health Care Equip. & Supplies)	(a)	4,772	210,541
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	1,455	128,346
Inogen, Inc. (Health Care Equip. & Supplies)	(a)	4,226	190,085
Vascular Solutions, Inc. (Health Care Equip. & Supplies)	(a)	3,681	119,743
Adeptus Health, Inc. Class A (Health Care Providers & Svs.)	(a)	3,034	168,508
Almost Family, Inc. (Health Care Providers & Svs.)	(a)	2,141	79,731
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	10,137	340,705
Chemed Corp. (Health Care Providers & Svs.)		491	66,506
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	3,870	137,617
PharMerica Corp. (Health Care Providers & Svs.)	(a)	6,421	141,968
Providence Service Corp. / The (Health Care Providers & Svs.)	(a)	3,321	169,603
Cambrex Corp. (Life Sciences Tools & Svs.)	(a)	1,568	68,992
Waters Corp. (Life Sciences Tools & Svs.)	(a)	549	72,424
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		9,078	368,113
Sucampo Pharmaceuticals, Inc. Class A (Pharmaceuticals)	(a)	9,728	106,327
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	10,269	156,602
			3,617,824
INDUSTRIALS - 12.7%
Boeing Co. / The (Aerospace & Defense)		10,179	1,292,122
Northrop Grumman Corp. (Aerospace & Defense)		2,723	538,882
Expeditors International of Washington, Inc. (Air Freight & Logistics)		2,769	135,155
Hawaiian Holdings, Inc. (Airlines)	(a)	2,042	96,362
JetBlue Airways Corp. (Airlines)	(a)	4,256	89,887
American Woodmark Corp. (Building Products)	(a)	921	68,697
Lennox International, Inc. (Building Products)		589	79,627
Patrick Industries, Inc. (Building Products)	(a)	3,317	150,559
Universal Forest Products, Inc. (Building Products)		4,364	374,518
Cintas Corp. (Commercial Svs. & Supplies)		1,611	144,684
Comfort Systems U.S.A., Inc. (Construction & Engineering)		8,163	259,338
Dycom Industries, Inc. (Construction & Engineering)	(a)	1,065	68,873
3M Co. (Industrial Conglomerates)		9,810	1,634,640
John Bean Technologies Corp. (Machinery)		6,222	350,983
Barrett Business Services, Inc. (Professional Svs.)		1,538	44,218
Insperity, Inc. (Professional Svs.)		5,230	270,548
			5,599,093
INFORMATION TECHNOLOGY - 26.3%
Applied Optoelectronics, Inc. (Communications Equip.)	(a)	3,638	54,243
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,591	128,091
II-VI, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,982	281,839
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	4,706	3,590,207
Angie's List, Inc. (Internet Software & Svs.)	(a)	12,386	99,955
VeriSign, Inc. (Internet Software & Svs.)	(a)	3,184	281,911
Accenture PLC Class A (IT Svs.)		9,422	1,087,299
Global Payments, Inc. (IT Svs.)		1,750	114,275
Sykes Enterprises, Inc. (IT Svs.)	(a)	9,221	278,290
Total System Services, Inc. (IT Svs.)		2,484	118,189
Broadcom Ltd. (Semiconductors & Equip.)		2,378	367,401
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	2,767	56,557
Intel Corp. (Semiconductors & Equip.)		40,958	1,324,991
NVIDIA Corp. (Semiconductors & Equip.)		11,855	422,394
Photronics, Inc. (Semiconductors & Equip.)	(a)	14,541	151,372
Texas Instruments, Inc. (Semiconductors & Equip.)		8,826	506,789
Xilinx, Inc. (Semiconductors & Equip.)		2,218	105,200
Activision Blizzard, Inc. (Software)		6,289	212,820
Electronic Arts, Inc. (Software)	(a)	2,671	176,580
Gigamon, Inc. (Software)	(a)	7,281	225,857
Intuit, Inc. (Software)		4,025	418,640
Manhattan Associates, Inc. (Software)	(a)	1,094	62,216
Apple, Inc. (Tech. Hardware, Storage & Periph.)		13,886	1,513,435
			11,578,551
MATERIALS - 1.7%
BHP Billiton Ltd. - ADR (Metals & Mining)		14,329	371,121
Rio Tinto PLC - ADR (Metals & Mining)		12,807	362,054
			733,175
TELECOMMUNICATION SERVICES - 2.2%
Telenor ASA - ADR (Diversified Telecom. Svs.)		22,182	360,568
Vonage Holdings Corp. (Diversified Telecom. Svs.)	(a)	46,084	210,604
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		11,600	371,780
			942,952
UTILITIES - 3.6%
Electricite de France SA - ADR (Electric Utilities)		128,025	284,216
Eversource Energy (Electric Utilities)		990	57,757
NextEra Energy, Inc. (Electric Utilities)		1,432	169,463
SSE PLC - ADR (Electric Utilities)		16,383	354,200
Engie SA - ADR (Multi-Utilities)		20,848	324,186
National Grid PLC - ADR (Multi-Utilities)		5,270	376,383
SCANA Corp. (Multi-Utilities)		447	31,357
			1,597,562
Total Common Stocks (Cost $44,264,059)			$43,449,058

Money Market Funds - 1.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		582,000	$582,000
Total Money Market Funds (Cost $582,000)			$582,000

Total Investments - 100.1% (Cost $44,846,059)	(b)		$44,031,058
Liabilities in Excess of Other Assets - (0.1)%			(44,986)
Net Assets - 100.0%			$43,986,072

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 100.0%		Shares	Value
CONSUMER DISCRETIONARY - 17.1%
Delphi Automotive PLC (Auto Components)		30,880	$2,316,618
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	107,080	2,295,795
Newell Rubbermaid, Inc. (Household Durables)		74,349	3,292,917
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	5,205	3,089,896
CBS Corp. Class B (Media)		41,840	2,304,966
Time Warner, Inc. (Media)		32,447	2,354,030
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	21,957	1,315,444
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		59,627	1,689,829
PVH Corp. (Textiles, Apparel & Luxury Goods)		11,376	1,126,907
			19,786,402
CONSUMER STAPLES - 8.4%
Coca-Cola Co. / The (Beverages)		51,040	2,367,746
Constellation Brands, Inc. Class A (Beverages)		3,100	468,379
Molson Coors Brewing Co. Class B (Beverages)		14,645	1,408,556
Kellogg Co. (Food Products)		15,027	1,150,317
Kraft Heinz Co. / The (Food Products)		25,903	2,034,940
Colgate-Palmolive Co. (Household Products)		32,248	2,278,321
			9,708,259
ENERGY - 1.6%
Schlumberger Ltd. (Energy Equip. & Svs.)		16,519	1,218,276
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		4,948	696,381
			1,914,657
FINANCIALS - 2.0%
Prudential Financial, Inc. (Insurance)		31,481	2,273,558

HEALTH CARE - 19.5%
Anacor Pharmaceuticals, Inc. (Biotechnology)	(a)	29,099	1,555,342
Biogen, Inc. (Biotechnology)	(a)	5,031	1,309,670
Celgene Corp. (Biotechnology)	(a)	16,622	1,663,696
Juno Therapeutics, Inc. (Biotechnology)	(a)	25,421	968,286
TESARO, Inc. (Biotechnology)	(a)	38,173	1,680,757
Aetna, Inc. (Health Care Providers & Svs.)		9,924	1,114,961
Cigna Corp. (Health Care Providers & Svs.)		16,647	2,284,634
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	29,071	2,268,992
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	19,534	2,288,017
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		16,392	2,320,943
Allergan PLC (Pharmaceuticals)	(a)	4,271	1,144,756
Mylan NV (Pharmaceuticals)	(a)	48,696	2,257,060
Pfizer, Inc. (Pharmaceuticals)		59,033	1,749,738
			22,606,852
INDUSTRIALS - 12.3%
Hexcel Corp. (Aerospace & Defense)		41,943	1,833,329
Honeywell International, Inc. (Aerospace & Defense)		11,338	1,270,423
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		2,934	401,782
FedEx Corp. (Air Freight & Logistics)		15,725	2,558,772
Rockwell Automation, Inc. (Electrical Equip.)		15,816	1,799,070
Danaher Corp. (Industrial Conglomerates)		24,647	2,338,014
General Electric Co. (Industrial Conglomerates)		18,042	573,555
Stanley Black & Decker, Inc. (Machinery)		11,332	1,192,240
Xylem, Inc. (Machinery)		55,788	2,281,729
			14,248,914
INFORMATION TECHNOLOGY - 36.1%
Cisco Systems, Inc. (Communications Equip.)		18,652	531,022
Harris Corp. (Communications Equip.)		27,187	2,116,780
Alibaba Group Holding Ltd. - ADR (Internet Software & Svs.)	(a)	20,684	1,634,657
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	3,368	2,569,447
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	5,148	3,835,003
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	24,940	2,845,654
International Business Machines Corp. (IT Svs.)		7,641	1,157,229
Visa, Inc. (IT Svs.)		29,632	2,266,255
Broadcom Ltd. (Semiconductors & Equip.)		17,667	2,729,552
NXP Semiconductors NV (Semiconductors & Equip.)	(a)	32,197	2,610,211
Xilinx, Inc. (Semiconductors & Equip.)		24,096	1,142,873
Adobe Systems, Inc. (Software)	(a)	26,479	2,483,730
Electronic Arts, Inc. (Software)	(a)	33,371	2,206,157
Microsoft Corp. (Software)		61,797	3,413,048
Oracle Corp. (Software)		58,697	2,401,294
Apple, Inc. (Tech. Hardware, Storage & Periph.)		52,162	5,685,136
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		123,342	2,186,854
			41,814,902
TELECOMMUNICATION SERVICES - 3.0%
AT&T, Inc. (Diversified Telecom. Svs.)		57,758	2,262,381
Verizon Communications, Inc. (Diversified Telecom. Svs.)		21,574	1,166,722
			3,429,103
Total Common Stocks (Cost $104,989,322)			$115,782,647

Money Market Funds - 0.8%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		914,000	$914,000
Total Money Market Funds (Cost $914,000)			$914,000

Total Investments - 100.8% (Cost $105,903,322)	(b)		$116,696,647
Liabilities in Excess of Other Assets - (0.8)%			(880,149)
Net Assets - 100.0%			$115,816,498

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio

Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks - 45.7%				Shares	Value
CONSUMER DISCRETIONARY - 10.8%
General Motors Co. (Automobiles)				47,655	$1,497,797
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)			26,912	1,487,965
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)				11,578	642,463
Starbucks Corp. (Hotels, Restaurants & Leisure)				18,916	1,129,285
Ctrip.com International Ltd. - ADR (Internet & Catalog Retail)	(a)			10,486	464,110
Priceline Group, Inc. / The (Internet & Catalog Retail)	(a)			1,649	2,125,495
Mattel, Inc. (Leisure Products)				26,033	875,229
Comcast Corp. Class A (Media)				14,202	867,458
Time Warner, Inc. (Media)				12,944	939,087
Dollar Tree, Inc. (Multiline Retail)	(a)			37,868	3,122,595
Home Depot, Inc. / The (Specialty Retail)				22,521	3,004,977
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)				55,113	3,387,796
					19,544,257
CONSUMER STAPLES - 2.3%
Diageo PLC (Beverages)	(c)			15,497	417,861
Costco Wholesale Corp. (Food & Staples Retailing)				4,631	729,753
Hershey Co. / The (Food Products)				13,161	1,211,997
Altria Group, Inc. (Tobacco)				29,055	1,820,586
					4,180,197
FINANCIALS - 5.9%
JPMorgan Chase & Co. (Banks)				14,155	838,259
U.S. Bancorp (Banks)				35,077	1,423,775
TD Ameritrade Holding Corp. (Capital Markets)				33,882	1,068,299
American Express Co. (Consumer Finance)				17,523	1,075,912
Synchrony Financial (Consumer Finance)	(a)			49,464	1,417,638
CME Group, Inc. (Diversified Financial Svs.)				17,279	1,659,648
Prudential PLC (Insurance)	(c)			56,103	1,043,988
Colony Capital, Inc. (Real Estate Investment Trusts)				40,354	676,737
Outfront Media, Inc. (Real Estate Investment Trusts)				15,322	323,294
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)			40,386	1,163,925
					10,691,475
HEALTH CARE - 9.5%
AbbVie, Inc. (Biotechnology)				52,577	3,003,198
Amgen, Inc. (Biotechnology)				27,933	4,187,995
Celgene Corp. (Biotechnology)	(a)			10,182	1,019,116
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)			385	138,769
Aetna, Inc. (Health Care Providers & Svs.)				12,974	1,457,629
Allergan PLC (Pharmaceuticals)	(a)			10,769	2,886,415
Bristol-Myers Squibb Co. (Pharmaceuticals)				47,409	3,028,487
Eli Lilly & Co. (Pharmaceuticals)				20,926	1,506,881
					17,228,490
INDUSTRIALS - 4.7%
Boeing Co. / The (Aerospace & Defense)				25,402	3,224,530
Honeywell International, Inc. (Aerospace & Defense)				18,516	2,074,718
Northrop Grumman Corp. (Aerospace & Defense)				6,844	1,354,428
General Electric Co. (Industrial Conglomerates)				54,810	1,742,410
					8,396,086
INFORMATION TECHNOLOGY - 10.0%
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)			4,511	3,360,469
Yahoo!, Inc. (Internet Software & Svs.)	(a)			32,564	1,198,681
Automatic Data Processing, Inc. (IT Svs.)				8,222	737,596
MasterCard, Inc. Class A (IT Svs.)				44,597	4,214,417
Adobe Systems, Inc. (Software)	(a)			18,564	1,741,303
Microsoft Corp. (Software)				75,194	4,152,965
Apple, Inc. (Tech. Hardware, Storage & Periph.)				24,926	2,716,685
					18,122,116
MATERIALS - 2.5%
E.I. du Pont de Nemours & Co. (Chemicals)				26,763	1,694,633
LyondellBasell Industries NV Class A (Chemicals)				32,702	2,798,637
					4,493,270
Total Common Stocks (Cost $80,226,400)					$82,655,891

Corporate Bonds - 10.5%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.2%
ZF North America Capital, Inc. (Auto Components)	(b)	4.000%	04/29/2020	$150,000	$151,875
ZF North America Capital, Inc. (Auto Components)	(b)	4.750%	04/29/2025	288,000	286,560
General Motors Co. (Automobiles)		4.875%	10/02/2023	203,000	212,811
General Motors Co. (Automobiles)		3.500%	10/02/2018	98,000	100,331
General Motors Financial Co., Inc. (Automobiles)		3.100%	01/15/2019	114,000	115,955
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	01/15/2022	147,000	149,573
Brinker International, Inc. (Hotels, Restaurants & Leisure)		3.875%	05/15/2023	120,000	117,876
D.R. Horton, Inc. (Household Durables)		4.750%	05/15/2017	48,000	49,080
D.R. Horton, Inc. (Household Durables)		3.750%	03/01/2019	96,000	97,920
MDC Holdings, Inc. (Household Durables)		5.500%	01/15/2024	42,000	40,215
Newell Rubbermaid, Inc. (Household Durables)	(g)	3.150%	04/01/2021	36,000	36,996
Newell Rubbermaid, Inc. (Household Durables)	(g)	3.850%	04/01/2023	34,000	35,275
Newell Rubbermaid, Inc. (Household Durables)	(g)	4.200%	04/01/2026	278,000	290,760
Newell Rubbermaid, Inc. (Household Durables)	(g)	5.500%	04/01/2046	43,000	46,552
Toll Brothers Finance Corp. (Household Durables)		5.875%	02/15/2022	55,000	58,713
Toll Brothers Finance Corp. (Household Durables)		4.375%	04/15/2023	28,000	27,370
CCO Safari II, LLC (Media)	(b)	4.908%	07/23/2025	210,000	221,593
CCO Safari II, LLC (Media)	(b)	4.464%	07/23/2022	113,000	118,387
UBM PLC (Media)	(b)(g)	5.750%	11/03/2020	50,000	54,180
					2,212,022
CONSUMER STAPLES - 0.8%
Anheuser-Busch InBev Finance, Inc. (Beverages)		2.650%	02/01/2021	81,000	83,271
Anheuser-Busch InBev Finance, Inc. (Beverages)		3.300%	02/01/2023	215,000	223,583
Anheuser-Busch InBev Finance, Inc. (Beverages)		3.650%	02/01/2026	138,000	145,128
CVS Health Corp. (Food & Staples Retailing)		2.800%	07/20/2020	218,000	226,341
CVS Health Corp. (Food & Staples Retailing)	(b)	5.000%	12/01/2024	72,000	82,576
CVS Health Corp. (Food & Staples Retailing)	(b)	4.750%	12/01/2022	55,000	61,760
Sysco Corp. (Food & Staples Retailing)		2.500%	07/15/2021	28,000	28,314
Sysco Corp. (Food & Staples Retailing)		3.300%	07/15/2026	70,000	70,821
Kraft Heinz Foods Co. (Food Products)	(b)	3.500%	07/15/2022	73,000	76,633
Kraft Heinz Foods Co. (Food Products)	(b)	2.800%	07/02/2020	84,000	86,066
Smithfield Foods, Inc. (Food Products)	(b)	5.250%	08/01/2018	27,000	27,405
Tyson Foods, Inc. (Food Products)		6.600%	04/01/2016	86,000	86,000
Wm. Wrigley Jr. Co. (Food Products)	(b)	2.400%	10/21/2018	271,000	273,747
					1,471,645
ENERGY - 0.9%
Helmerich & Payne International Drilling Co. (Energy Equip. & Svs.)		4.650%	03/15/2025	91,000	91,619
Oceaneering International, Inc. (Energy Equip. & Svs.)		4.650%	11/15/2024	52,000	44,800
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.375%	09/15/2017	32,000	33,511
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.850%	03/15/2021	18,000	18,334
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	03/15/2026	66,000	66,730
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.600%	03/15/2046	66,000	67,396
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.700%	05/15/2017	20,000	20,618
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.900%	02/01/2018	43,000	44,616
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		5.875%	05/01/2022	83,000	85,732
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		4.375%	06/01/2024	32,000	31,520
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		4.950%	03/15/2026	174,000	181,725
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		4.200%	03/15/2021	83,000	86,595
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		5.950%	03/15/2046	21,000	22,496
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		2.250%	12/15/2018	97,000	90,543
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.150%	10/01/2020	65,000	63,035
Hess Corp. (Oil, Gas & Consumable Fuels)		8.125%	02/15/2019	33,000	36,169
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		5.000%	10/01/2021	124,000	126,574
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.300%	05/01/2024	77,000	73,204
Motiva Enterprises LLC (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2020	27,000	28,166
NGL Energy Partners LP / NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.125%	07/15/2019	23,000	13,915
Phillips 66 Partners LP (Oil, Gas & Consumable Fuels)		3.605%	02/15/2025	35,000	31,818
Spectra Energy Partners LP (Oil, Gas & Consumable Fuels)		4.750%	03/15/2024	112,000	120,698
Western Gas Partners LP (Oil, Gas & Consumable Fuels)		5.375%	06/01/2021	179,000	173,281
					1,553,095
FINANCIALS - 4.2%
Bank of America Corp. (Banks)		5.750%	08/15/2016	40,000	40,603
Bank of America Corp. (Banks)		4.450%	03/03/2026	135,000	139,397
CIT Group, Inc. (Banks)	(b)	5.500%	02/15/2019	86,000	88,849
CIT Group, Inc. (Banks)		4.250%	08/15/2017	260,000	264,579
Citizens Financial Group, Inc. (Banks)		4.300%	12/03/2025	146,000	151,223
JPMorgan Chase & Co. (Banks)		4.250%	10/01/2027	135,000	140,490
Royal Bank of Scotland Group PLC (Banks)		6.100%	06/10/2023	148,000	151,632
Royal Bank of Scotland Group PLC (Banks)		6.000%	12/19/2023	92,000	93,210
Royal Bank of Scotland Group PLC (Banks)		5.125%	05/28/2024	181,000	174,076
Santander UK PLC (Banks)	(b)	5.000%	11/07/2023	542,000	550,079
SVB Financial Group (Banks)		5.375%	09/15/2020	126,000	140,062
Ameriprise Financial, Inc. (Capital Markets)	(d)	7.518%	06/01/2066	265,000	257,713
Carlyle Holdings Finance LLC (Capital Markets)	(b)	3.875%	02/01/2023	54,000	55,772
Charles Schwab Corp. / The (Capital Markets)		3.000%	03/10/2025	67,000	67,939
E*TRADE Financial Corp. (Capital Markets)		5.375%	11/15/2022	142,000	149,987
E*TRADE Financial Corp. (Capital Markets)		4.625%	09/15/2023	191,000	190,522
Goldman Sachs Group, Inc. / The (Capital Markets)		5.625%	01/15/2017	74,000	76,346
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	02/25/2026	136,000	139,160
Lazard Group LLC (Capital Markets)		6.850%	06/15/2017	26,000	27,401
Lazard Group LLC (Capital Markets)		4.250%	11/14/2020	153,000	159,842
Lazard Group LLC (Capital Markets)		3.750%	02/13/2025	29,000	26,779
Morgan Stanley (Capital Markets)		4.875%	11/01/2022	44,000	47,840
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	99,000	99,155
Morgan Stanley (Capital Markets)	(a)	2.450%	02/01/2019	145,000	147,153
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	264,000	274,560
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	4.875%	04/15/2045	123,000	104,199
Raymond James Financial, Inc. (Capital Markets)		5.625%	04/01/2024	268,000	297,008
Raymond James Financial, Inc. (Capital Markets)		4.250%	04/15/2016	153,000	153,144
Stifel Financial Corp. (Capital Markets)		4.250%	07/18/2024	48,000	47,530
TD Ameritrade Holding Corp. (Capital Markets)		3.625%	04/01/2025	245,000	256,599
TD Ameritrade Holding Corp. (Capital Markets)		2.950%	04/01/2022	121,000	123,533
Ally Financial, Inc. (Consumer Finance)		8.000%	12/31/2018	30,000	32,625
American Express Co. (Consumer Finance)	(d)	6.800%	09/01/2066	153,000	153,383
Discover Financial Services (Consumer Finance)		3.950%	11/06/2024	29,000	28,672
Discover Financial Services (Consumer Finance)		3.750%	03/04/2025	116,000	112,955
Ford Motor Credit Co. LLC (Consumer Finance)		3.984%	06/15/2016	152,000	152,964
Synchrony Financial (Consumer Finance)		3.000%	08/15/2019	82,000	83,317
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		2.750%	03/15/2023	109,000	111,196
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	88,000	90,451
Intercontinental Exchange, Inc. (Diversified Financial Svs.)		3.750%	12/01/2025	118,000	120,192
International Lease Finance Corp. (Diversified Financial Svs.)	(b)	6.750%	09/01/2016	106,000	107,590
International Lease Finance Corp. (Diversified Financial Svs.)		8.750%	03/15/2017	45,000	47,403
LeasePlan Corp. NV (Diversified Financial Svs.)	(b)	2.500%	05/16/2018	293,000	290,482
Voya Financial, Inc. (Diversified Financial Svs.)	(d)	5.650%	05/15/2053	88,000	81,840
CNO Financial Group, Inc. (Insurance)		4.500%	05/30/2020	32,000	32,640
CNO Financial Group, Inc. (Insurance)		5.250%	05/30/2025	107,000	109,408
Primerica, Inc. (Insurance)		4.750%	07/15/2022	212,000	228,961
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)		4.600%	04/01/2022	176,000	189,732
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)		2.750%	01/15/2020	108,000	107,840
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)		4.500%	07/30/2029	94,000	94,622
American Tower Corp. (Real Estate Investment Trusts)		3.300%	02/15/2021	116,000	118,037
American Tower Corp. (Real Estate Investment Trusts)		4.400%	02/15/2026	72,000	76,169
Post Apartment Homes LP (Real Estate Investment Trusts)		4.750%	10/15/2017	46,000	47,575
Senior Housing Properties Trust (Real Estate Investment Trusts)		6.750%	12/15/2021	55,000	60,694
SL Green Realty Corp. (Real Estate Investment Trusts)		7.750%	03/15/2020	111,000	130,004
SL Green Realty Corp. (Real Estate Investment Trusts)		5.000%	08/15/2018	67,000	70,377
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		4.400%	11/15/2022	72,000	73,992
Kennedy-Wilson, Inc. (Real Estate Mgmt. & Development)		5.875%	04/01/2024	184,000	179,860
					7,569,363
HEALTH CARE - 0.6%
Becton Dickinson and Co. (Health Care Equip. & Supplies)		1.800%	12/15/2017	120,000	120,515
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		3.150%	04/01/2022	86,000	87,320
Express Scripts Holding Co. (Health Care Providers & Svs.)		4.500%	02/25/2026	45,000	46,734
Fresenius Medical Care U.S. Finance II, Inc. (Health Care Providers & Svs.)	(b)	5.875%	01/31/2022	113,000	124,130
HCA, Inc. (Health Care Providers & Svs.)		3.750%	03/15/2019	70,000	71,708
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	134,000	137,350
Life Technologies Corp. (Life Sciences Tools & Svs.)		6.000%	03/01/2020	84,000	94,159
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3.300%	02/15/2022	65,000	66,317
Actavis Funding SCS (Pharmaceuticals)		4.550%	03/15/2035	99,000	102,379
Actavis Funding SCS (Pharmaceuticals)		3.000%	03/12/2020	198,000	203,731
					1,054,343
INDUSTRIALS - 0.8%
Southwest Airlines Co. (Airlines)		5.125%	03/01/2017	79,000	81,662
Masco Corp. (Building Products)		3.500%	04/01/2021	33,000	33,247
Owens Corning (Building Products)		4.200%	12/01/2024	48,000	47,958
Cintas Corp. No. 2 (Commercial Svs. & Supplies)		2.850%	06/01/2016	48,000	48,171
CNH Industrial Capital LLC (Machinery)		3.625%	04/15/2018	78,000	78,000
Verisk Analytics, Inc. (Professional Svs.)		5.800%	05/01/2021	186,000	208,463
Verisk Analytics, Inc. (Professional Svs.)		4.125%	09/12/2022	77,000	79,884
Verisk Analytics, Inc. (Professional Svs.)		4.875%	01/15/2019	48,000	50,628
Verisk Analytics, Inc. (Professional Svs.)		4.000%	06/15/2025	130,000	131,137
Verisk Analytics, Inc. (Professional Svs.)		5.500%	06/15/2045	136,000	132,941
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	3.375%	03/15/2018	76,000	77,580
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	4.250%	01/17/2023	133,000	134,807
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	2.500%	06/15/2019	53,000	52,707
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (Trading Companies & Distributors)		4.625%	10/30/2020	181,000	185,525
					1,342,710
INFORMATION TECHNOLOGY - 1.1%
Exelis, Inc. (Aerospace & Defense)		4.250%	10/01/2016	82,000	83,160
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		3.750%	09/01/2016	88,000	88,797
Trimble Navigation Ltd. (Electronic Equip., Instr. & Comp.)		4.750%	12/01/2024	195,000	198,916
Fidelity National Information Services, Inc. (IT Svs.)		5.000%	03/15/2022	12,000	12,484
Fidelity National Information Services, Inc. (IT Svs.)		5.000%	10/15/2025	227,000	245,234
Fidelity National Information Services, Inc. (IT Svs.)		3.625%	10/15/2020	66,000	68,240
Fidelity National Information Services, Inc. (IT Svs.)		4.500%	10/15/2022	87,000	92,802
Total System Services, Inc. (IT Svs.)		4.800%	04/01/2026	188,000	193,530
Total System Services, Inc. (IT Svs.)		3.800%	04/01/2021	67,000	68,934
TSMC Global Ltd. (Semiconductors & Equip.)	(b)	1.625%	04/03/2018	318,000	316,229
Autodesk, Inc. (Software)		3.600%	12/15/2022	29,000	28,890
Cadence Design Systems, Inc. (Software)		4.375%	10/15/2024	224,000	227,055
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(b)	4.875%	06/01/2027	76,000	57,242
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.750%	01/01/2025	330,000	257,847
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		5.750%	12/01/2034	69,000	49,024
					1,988,384
MATERIALS - 0.8%
Albemarle Corp. (Chemicals)		5.450%	12/01/2044	116,000	111,109
Albemarle Corp. (Chemicals)		4.150%	12/01/2024	101,000	100,031
Ashland, Inc. (Chemicals)		3.875%	04/15/2018	67,000	69,261
Ashland, Inc. (Chemicals)		6.875%	05/15/2043	88,000	83,600
Hanson Ltd. (Construction Materials)		6.125%	08/15/2016	113,000	114,887
Martin Marietta Materials, Inc. (Construction Materials)		4.250%	07/02/2024	65,000	65,539
Vulcan Materials Co. (Construction Materials)		7.000%	06/15/2018	85,000	93,288
Vulcan Materials Co. (Construction Materials)		7.500%	06/15/2021	48,000	57,000
Vulcan Materials Co. (Construction Materials)		4.500%	04/01/2025	189,000	194,197
Ball Corp. (Containers & Packaging)		4.375%	12/15/2020	72,000	74,655
Alcoa, Inc. (Metals & Mining)		5.125%	10/01/2024	153,000	146,880
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	105,000	101,254
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.163%	11/15/2021	74,000	75,530
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.600%	03/01/2025	176,000	182,150
					1,469,381
UTILITIES - 0.1%
IPALCO Enterprises, Inc. (Electric Utilities)		5.000%	05/01/2018	66,000	69,300
PPL WEM Holdings Ltd. (Electric Utilities)	(b)	5.375%	05/01/2021	121,000	134,250
PPL WEM Holdings Ltd. (Electric Utilities)	(b)	3.900%	05/01/2016	36,000	36,061
					239,611
Total Corporate Bonds (Cost $18,947,529)					$18,900,554

Preferred Stocks - 0.2%			Rate	Quantity	Value
FINANCIALS - 0.1%
Zions Bancorporation (Banks)	(e)		5.800%	28,000	$26,600
Charles Schwab Corp. Series A / The (Capital Markets)	(e)		7.000%	145,000	165,300
					191,900
INDUSTRIALS - 0.1%
General Electric Co. (Industrial Conglomerates)	(e)		5.000%	133,000	136,990
General Electric Co. (Industrial Conglomerates)			4.700%	295	7,714
					144,704
Total Preferred Stocks (Cost $327,526)					$336,604

Trust Preferred Securities - 0.3%			Rate	Quantity	Value
FINANCIALS - 0.3%
Citigroup Capital XIII (Banks)	(e)		QL + 637	8,275	$217,550
Goldman Sachs Capital I (Capital Markets)			6.345%	191,000	222,355
Morgan Stanley Capital Trust III (Capital Markets)			6.250%	581	14,914
Morgan Stanley Capital Trust IV (Capital Markets)			6.250%	82	2,098
Morgan Stanley Capital Trust V (Capital Markets)			5.750%	26	661
Morgan Stanley Capital Trust VIII (Capital Markets)			6.450%	150	3,841
Total Trust Preferred Securities (Cost $455,543)					$461,419

Preferred Stock Depository Receipts - 0.5%			Rate	Quantity	Value
FINANCIALS - 0.5%
Bank of America Corp. (Banks)	(f)		6.300%	77,000	$79,495
Bank of America Corp. (Banks)	(f)		8.000%	92,000	90,045
Wells Fargo & Co. (Banks)	(f)		5.875%	43,000	45,915
Wells Fargo & Co. (Banks)	(f)		6.625%	3,225	94,589
Morgan Stanley (Capital Markets)	(f)		5.550%	129,000	127,162
Morgan Stanley (Capital Markets)	(f)		7.125%	4,425	125,891
Morgan Stanley (Capital Markets)	(f)		6.875%	4,400	119,416
Discover Financial Services (Consumer Finance)			6.500%	6,175	164,564
Total Preferred Stock Depository Receipts (Cost $837,590)					$847,077

Master Limited Partnerships - 1.3%				Shares	Value
FINANCIALS - 1.3%
Blackstone Group LP / The (Capital Markets)				84,757	$2,377,434
Total Master Limited Partnerships (Cost $2,639,842)					$2,377,434

Asset-Backed / Mortgage-Backed Securities - 1.7%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Applebee's Funding LLC / IHOP Funding LLC 2014-1 A2	(b)	4.277%	09/05/2044	$7,000	$6,972
CKE Restaurant Holdings, Inc. 2013-1A A2	(b)	4.474%	03/20/2043	429,750	429,218
DB Master Finance LLC 2015-1A A2I	(b)	3.262%	02/20/2045	49,500	48,735
Domino's Pizza Master Issuer LLC 2012-1A A2	(b)	5.216%	01/25/2042	169,837	173,803
Domino's Pizza Master Issuer LLC 2015-1A A2I	(b)	3.484%	10/25/2045	123,690	118,989
Hilton U.S.A. Trust 2013-HLT EFX	(b)	4.602%	11/05/2030	150,000	150,883
Hilton U.S.A. Trust 2013-HLT DFX	(b)	4.407%	11/05/2030	125,000	125,159
Wendys Funding LLC 2015-1A A2I	(b)	3.371%	06/15/2045	84,575	83,024
					1,136,783
FINANCIALS - 1.1%
AmeriCredit Automobile Receivables 2016-1 D		3.590%	02/08/2022	81,000	81,248
AmeriCredit Automobile Receivables Trust 2012-4 E	(b)	3.820%	02/10/2020	145,000	146,640
AmeriCredit Automobile Receivables Trust 2015-2 D		3.000%	06/08/2021	20,000	19,814
Banc of America Commercial Mortgage Trust 2006-6 AJ		5.421%	10/10/2045	320,000	319,139
Banc of America Commercial Mortgage Trust 2007-3 AJ		5.543%	06/10/2049	45,303	44,963
COMM 2007-C9 Mortgage Trust AJ		5.650%	12/10/2049	10,000	10,009
GCCFC Commercial Mortgage Trust 2007-GG11 AM		5.867%	12/10/2049	25,000	25,706
GAHR Commericial Mortgage Trust 2015-NRF DFX	(b)	3.382%	12/15/2019	10,000	9,465
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO D	(b)	3.736%	01/15/2032	287,000	279,435
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP D	(b)	4.936%	07/15/2036	100,000	97,346
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP B	(b)	3.186%	07/15/2036	150,000	148,631
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES E	(b)	3.742%	09/05/2032	44,000	41,380
LB-UBS Commercial Mortgage Trust 2007-C1 AJ		5.484%	02/15/2040	23,685	23,637
LB-UBS Commercial Mortgage Trust 2007-C7 AJ		6.239%	09/15/2045	43,782	42,765
Santander Drive Auto Receivables Trust 2015-1 D		3.240%	04/15/2021	341,000	343,619
Santander Drive Auto Receivables Trust 2015-4 D		3.530%	08/16/2021	53,000	53,124
Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AM		5.383%	12/15/2043	46,628	47,468
Wachovia Bank Commercial Mortgage Trust Series 2007-C31 AJ		5.660%	04/15/2047	50,601	50,094
Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ		5.946%	02/15/2051	60,434	59,533
Wachovia Bank Commercial Mortgage Trust Series 2007-C34 AJ		5.945%	05/15/2046	33,843	33,611
American Tower Trust I 13 1A	(b)	1.551%	03/15/2018	60,000	59,956
					1,937,583
Total Asset-Backed / Mortgage-Backed Securities (Cost $3,130,427)					$3,074,366

U.S. Treasury Obligations - 12.5%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		1.000%	12/31/2017	$186,000	$186,894
U.S. Treasury Note		0.750%	02/28/2018	3,035,000	3,036,068
U.S. Treasury Note		1.000%	09/15/2018	443,000	445,180
U.S. Treasury Note		1.375%	09/30/2018	1,444,000	1,464,645
U.S. Treasury Note		1.250%	10/31/2018	562,000	568,191
U.S. Treasury Note		1.125%	01/15/2019	61,000	61,484
U.S. Treasury Note		0.750%	02/15/2019	352,000	351,010
U.S. Treasury Note		1.625%	07/31/2019	484,000	494,682
U.S. Treasury Note		1.750%	09/30/2019	443,000	454,577
U.S. Treasury Note		1.500%	10/31/2019	646,000	657,280
U.S. Treasury Note		1.625%	12/31/2019	678,000	692,540
U.S. Treasury Note		1.750%	12/31/2020	929,000	952,153
U.S. Treasury Note		1.375%	01/31/2021	564,000	568,252
U.S. Treasury Note		1.125%	02/28/2021	1,508,000	1,502,521
U.S. Treasury Note		2.125%	09/30/2021	362,000	376,961
U.S. Treasury Note		2.125%	12/31/2021	502,000	522,237
U.S. Treasury Note		1.750%	05/15/2023	149,000	151,089
U.S. Treasury Note		2.500%	08/15/2023	548,000	584,134
U.S. Treasury Note		2.750%	11/15/2023	769,000	833,224
U.S. Treasury Note		2.500%	05/15/2024	402,000	427,627
U.S. Treasury Note	(i)	2.250%	11/15/2024	1,865,000	1,945,283
U.S. Treasury Note		2.000%	02/15/2025	69,000	70,509
U.S. Treasury Note		2.000%	08/15/2025	594,000	605,624
U.S. Treasury Note		2.250%	11/15/2025	2,044,000	2,128,076
U.S. Treasury Note		1.625%	02/15/2026	372,000	366,783
U.S. Treasury Note		3.750%	11/15/2043	407,000	505,761
U.S. Treasury Note		3.625%	02/15/2044	109,000	132,273
U.S. Treasury Note		3.375%	05/15/2044	96,000	111,326
U.S. Treasury Note		2.500%	02/15/2045	78,000	76,071
U.S. Treasury Note		3.000%	05/15/2045	333,000	359,211
U.S. Treasury Note		2.875%	08/15/2045	202,000	212,542
U.S. Treasury Note		3.000%	11/15/2045	1,237,000	1,335,912
U.S. Treasury Note		2.500%	02/15/2046	434,000	423,218
Total U.S. Treasury Obligations (Cost $22,287,612)					$22,603,338

U.S. Government Agency Mortgage-Backed Securities - 7.5%		Rate	Maturity	Face Amount	Value
Fannie Mae Pool		4.000%	06/01/2029	$6,470	$6,944
Fannie Mae Pool		4.000%	07/01/2029	53,987	57,823
Fannie Mae Pool		4.000%	09/01/2029	236,259	252,293
Fannie Mae Pool		3.500%	10/01/2029	26,736	28,264
Fannie Mae Pool		3.500%	05/01/2033	392,681	415,986
Fannie Mae Pool		4.000%	04/01/2034	21,969	23,895
Fannie Mae Pool		5.500%	04/01/2040	277,017	312,503
Fannie Mae Pool		4.500%	01/01/2041	103,670	114,639
Fannie Mae Pool		5.500%	05/01/2041	6,651	7,491
Fannie Mae Pool		5.500%	06/01/2041	36,192	41,362
Fannie Mae Pool		5.500%	07/01/2041	37,710	42,544
Fannie Mae Pool		4.500%	11/01/2041	300,626	332,064
Fannie Mae Pool		5.500%	02/01/2042	158,716	179,018
Fannie Mae Pool		4.000%	06/01/2042	15,358	16,527
Fannie Mae Pool		3.500%	07/01/2042	36,349	38,510
Fannie Mae Pool		4.000%	07/01/2042	117,230	126,142
Fannie Mae Pool		4.000%	08/01/2042	7,040	7,577
Fannie Mae Pool		4.000%	09/01/2042	9,125	9,821
Fannie Mae Pool		4.000%	12/01/2042	5,792	6,318
Fannie Mae Pool		3.500%	01/01/2043	41,004	43,092
Fannie Mae Pool		3.500%	02/01/2043	62,624	65,807
Fannie Mae Pool		3.500%	02/01/2043	41,464	43,578
Fannie Mae Pool		4.500%	03/01/2043	198,691	219,466
Fannie Mae Pool		4.000%	07/01/2043	722,588	777,819
Fannie Mae Pool		4.000%	08/01/2043	22,147	23,838
Fannie Mae Pool		3.500%	04/01/2044	6,679	7,089
Fannie Mae Pool		3.500%	05/01/2044	48,295	51,404
Fannie Mae Pool		4.500%	05/01/2044	304,337	337,785
Fannie Mae Pool		5.500%	05/01/2044	104,377	117,603
Fannie Mae Pool		4.000%	06/01/2044	168,052	180,909
Fannie Mae Pool		4.000%	07/01/2044	49,336	53,696
Fannie Mae Pool		5.000%	07/01/2044	242,830	274,298
Fannie Mae Pool		4.000%	08/01/2044	31,201	33,958
Fannie Mae Pool		4.500%	08/01/2044	72,371	80,295
Fannie Mae Pool		4.500%	10/01/2044	46,653	51,876
Fannie Mae Pool		4.500%	10/01/2044	55,194	61,541
Fannie Mae Pool		3.500%	02/01/2045	51,238	53,848
Fannie Mae Pool		4.500%	03/01/2045	84,289	93,761
Fannie Mae Pool		4.500%	05/01/2045	161,183	179,791
Fannie Mae Pool		4.500%	06/01/2045	171,806	190,535
Fannie Mae Pool		4.000%	09/01/2045	200,331	217,417
Fannie Mae Pool		4.500%	10/01/2045	335,180	370,370
Fannie Mae Pool		4.500%	10/01/2045	244,332	272,779
Fannie Mae Pool		3.500%	01/01/2046	234,850	248,790
Fannie Mae Pool		3.500%	01/01/2046	231,134	244,868
Fannie Mae Pool		4.500%	02/01/2046	79,138	88,265
Fannie Mae Pool		4.500%	02/01/2046	189,128	211,981
Freddie Mac Gold Pool		3.500%	07/01/2029	82,764	87,529
Freddie Mac Gold Pool		3.500%	09/01/2029	364,319	385,367
Freddie Mac Gold Pool		5.500%	08/01/2041	133,685	154,275
Freddie Mac Gold Pool		5.500%	08/01/2041	371,648	425,320
Freddie Mac Gold Pool		5.000%	03/01/2042	254,765	286,091
Freddie Mac Gold Pool		3.500%	02/01/2044	18,796	19,768
Freddie Mac Gold Pool		4.500%	05/01/2044	191,041	210,785
Freddie Mac Gold Pool		4.000%	08/01/2044	84,721	92,027
Freddie Mac Gold Pool		4.500%	06/01/2045	114,695	127,806
Freddie Mac Gold Pool		4.500%	02/01/2046	920,163	1,026,395
Ginnie Mae I Pool		7.500%	08/15/2033	53,319	63,589
Ginnie Mae I Pool		5.500%	02/15/2039	40,146	46,017
Ginnie Mae I Pool		5.000%	01/15/2040	241,112	267,297
Ginnie Mae I Pool		5.000%	05/15/2040	125,228	140,539
Ginnie Mae I Pool		4.500%	05/15/2041	89,583	99,344
Ginnie Mae I Pool		4.500%	05/15/2044	25,999	28,681
Ginnie Mae I Pool		5.000%	06/15/2044	41,070	46,337
Ginnie Mae I Pool		5.000%	06/15/2044	80,314	90,519
Ginnie Mae I Pool		5.000%	07/15/2044	33,052	37,226
Ginnie Mae I Pool		4.000%	01/15/2045	435,098	468,261
Ginnie Mae I Pool		4.000%	03/15/2045	1,031,542	1,112,276
Ginnie Mae I Pool		4.000%	04/15/2045	158,066	171,873
Ginnie Mae II Pool		5.500%	11/20/2037	5,634	6,246
Ginnie Mae II Pool		5.500%	05/20/2042	8,041	8,970
Ginnie Mae II Pool		5.000%	12/20/2044	399,679	448,100
Ginnie Mae II Pool		5.000%	09/20/2045	96,016	105,611
Ginnie Mae II Pool		4.000%	10/20/2045	229,990	249,590
Ginnie Mae II Pool		4.000%	11/20/2045	639,933	696,153
Total U.S. Government Agency Mortgage-Backed Securities (Cost $13,444,941)					$13,518,172

Purchased Options - 6.6%		Expiration	Exercise Price	Contracts (h)	Value
S&P 500 Index Call Option		December 2017	$1,900.00	24	$621,840
S&P 500 Index Call Option		December 2017	$1,950.00	44	990,440
S&P 500 Index Call Option		December 2017	$2,000.00	9	176,445
S&P 500 Index Call Option		December 2017	$2,050.00	4	66,960
S&P 500 Index Call Option		December 2017	$2,100.00	9	126,360
S&P 500 Index Put Option		December 2017	$1,900.00	24	351,240
S&P 500 Index Put Option		December 2017	$1,950.00	44	716,320
S&P 500 Index Put Option		December 2017	$2,000.00	9	163,260
S&P 500 Index Put Option		December 2017	$2,050.00	4	80,600
S&P 500 Index Put Option		December 2017	$2,100.00	9	202,500
SPDR S&P 500 ETF Trust Call Option		December 2017	$185.00	75	221,625
SPDR S&P 500 ETF Trust Call Option		December 2017	$190.00	346	903,752
SPDR S&P 500 ETF Trust Call Option		December 2017	$195.00	226	514,376
SPDR S&P 500 ETF Trust Call Option		December 2017	$200.00	495	972,923
SPDR S&P 500 ETF Trust Call Option		December 2017	$205.00	420	702,030
SPDR S&P 500 ETF Trust Call Option		December 2017	$210.00	425	593,938
SPDR S&P 500 ETF Trust Call Option		December 2017	$215.00	137	157,139
SPDR S&P 500 ETF Trust Call Option		December 2017	$220.00	99	91,129
SPDR S&P 500 ETF Trust Put Option		December 2017	$185.00	75	99,450
SPDR S&P 500 ETF Trust Put Option		December 2017	$190.00	346	513,464
SPDR S&P 500 ETF Trust Put Option		December 2017	$195.00	226	374,708
SPDR S&P 500 ETF Trust Put Option		December 2017	$200.00	495	912,285
SPDR S&P 500 ETF Trust Put Option		December 2017	$205.00	420	866,880
SPDR S&P 500 ETF Trust Put Option		December 2017	$210.00	425	970,488
SPDR S&P 500 ETF Trust Put Option		December 2017	$215.00	137	346,815
SPDR S&P 500 ETF Trust Put Option		December 2017	$220.00	99	277,843
Total Purchased Options (Cost $13,826,950)					$12,014,810

Money Market Funds - 14.1%				Shares	Value
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				17,000,000	$17,000,000
Short-Term Investments Trust - STIC Prime Portfolio				8,576,000	8,576,000
Total Money Market Funds (Cost $25,576,000)					$25,576,000

Total Investments - 100.9% (Cost $181,700,360)	(j)				$182,365,665
Liabilities in Excess of Other Assets - (0.9)%	(k)				(1,550,232)
Net Assets - 100.0%					$180,815,433

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
QL: Quarterly U.S. LIBOR Rate, 0.629% on 03/31/2016
Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2016, the value of these securities totaled $6,200,374, or 3.4% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $1,461,849, or 0.8% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d) Security is a variable rate instrument in which the coupon rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at March 31, 2016.

(e) Security is a variable rate preferred stock or trust preferred security in which the dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Dividend rates stated are those in effect at March 31, 2016.

(f) Security is a variable rate preferred stock depository receipt in which the dividend rate is fixed until a later specified date, then is adjusted quarterly in concert with U.S. LIBOR. Dividend rates stated are those in effect at March 31, 2016.

(g) Represents bonds that are credit sensitive. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.

(h) 100 shares per contract.

(i) Security is fully or partially pledged as collateral for futures contracts outstanding at March 31, 2016.

(j) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

(k) Includes $329,935 of cash pledged as collateral for the following futures contracts outstanding at March 31, 2016:

Type	Description	Expiration	Number of contracts	Contract at value	Initial contract amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	S&P 500 E-mini	June 17, 2016	149	$15,283,675	$14,968,486	$315,189	$-
Long	10-Year U.S. Treasury Note	June 21, 2016	776	$101,183,125	$101,219,484	$(36,359)	$-
						$278,830	$-

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2016 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"). The fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities.

■	Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio – Long term growth of capital by investing at least 80% of its assets in securities of foreign companies.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of non-U.S. small and mid-cap companies.

■	Capital Appreciation Portfolio – Long-term capital growth by investing primarily in equity and equity related securities of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

■	Small Cap Growth Portfolio - Long-term capital appreciation by investing at least 80% of its net assets in stocks of small capitalization companies.

■	Mid Cap Opportunity Portfolio - Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index, at a risk level consistent with that of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in high dividend yielding common stocks with dividend growth potential.

■	High Income Bond Portfolio - High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Ba or lower by Moody's, or BB or lower by Standard & Poor’s or Fitch.

■	ClearBridge Small Cap Portfolio – Long-term capital appreciation by investing at least 80% of its net assets in common stocks and other equity securities of small capitalization companies or in other investments that the portfolio managers believe have similar economic characteristics.

■	Nasdaq-100® Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5(b) of the 40 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	Balanced Portfolio – Capital appreciation and income by investing normally up to 75% of its total assets in equity securities of domestic and foreign companies of any market capitalization while maintaining a minimum of 25% of its total assets in fixed income securities.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Risk Managed Balanced Portfolio - Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 550 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	35,000,000	Strategic Value	65,000,000
Bond	30,000,000	High Income Bond	35,000,000
Omni	10,000,000	ClearBridge Small Cap	5,000,000
International	30,000,000	Nasdaq-100® Index	30,000,000
International Small-Mid Company	7,000,000	Bristol	33,000,000
Capital Appreciation	25,000,000	Bryton Growth	25,000,000
Aggressive Growth	9,000,000	Balanced	80,000,000
Small Cap Growth	20,000,000	Target VIP	10,000,000
Mid Cap Opportunity	6,000,000	Bristol Growth	20,000,000
S&P 500® Index	40,000,000	Risk Managed Balanced	35,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary. In its March 17, 2016 meeting, the Board approved a reallocation of authorized shares to the amounts shown above. This reallocation was necessary due to the shareholder-approved liquidation of the Money Market Portfolio on February 26, 2016.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its Schedules of Investments:

Use of Estimates

The preparation of Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, other than Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2016:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks**	$504,470,734	$-	$-
	Master Limited Partnerships**	5,679,301	-	-
	Money Market Funds	6,567,000	-	-
		$516,717,035	$-	$-

Bond	Corporate Bonds**	$-	$153,904,118	$-
	Asset-Backed Securities**	-	822,168	-
	U.S. Treasury Obligations	-	5,051,446	-
	Warrants**	1,345	-	-
	Money Market Funds	1,699,000	-	-
		$1,700,345	$159,777,732	$-

Omni	Common Stocks**	$32,953,235	$-	$-
	Corporate Bonds**	-	10,254,186	-
	Asset-Backed Securities**	-	91,352	-
	Warrants**	3,895	-	-
	Money Market Funds	1,902,000	-	-
		$34,859,130	$10,345,538	$-

International	Common Stocks**	$19,345,308	$123,807,386	$-
	Preferred Stocks**	-	825,057	-
	Money Market Funds	4,593,189	-	-
		$23,938,497	$124,632,443	$-

	Foreign currency contracts	$-	$(126,512)	$-
	Futures contracts	$182,384	$-	$-

International Small-Mid Company	Common Stocks**	$10,989,077	$55,236,903	$-
	Money Market Funds	6,504,922	-	-
		$17,493,999	$55,236,903	$-

	Foreign currency contracts	$-	$(98,008)	$-
	Futures contracts	$(11,885)	$-	$-

Capital Appreciation	Common Stocks**	$390,491,907	$3,237,290	$-
	Money Market Funds	22,188,000	-	-
		$412,679,907	$3,237,290	$-

Aggressive Growth	Common Stocks**	$49,706,263	$-	$-
	Commercial Paper	-	100,000
	Money Market Funds	1,840,000	-	-
		$51,546,263	$100,000	$-

Small Cap Growth	Common Stocks**	$201,910,992	$6,086,460	$-
	Master Limited Partnerships**	4,501,627	-	-
	Commercial Paper	-	2,100,000	-
	Money Market Funds	10,988,000	-	-
		$217,400,619	$8,186,460	$-

Mid Cap Opportunity	Common Stocks**	$74,150,663	$-	$-
	Warrants**	4,270	-	-
	Money Market Funds	1,468,000	-	-
		$75,622,933	$-	$-

S&P 500® Index	Common Stocks**	$403,033,856	$-	$-
	Warrants**	94	-	-
	Exchange Traded Funds	19,224,999	-	-
		$422,258,949	$-	$-

Strategic Value	Common Stocks**	$258,734,652	$49,550,313	$-
	Money Market Funds	6,522,000	-	-
		$265,256,652	$49,550,313	$-

High Income Bond	Corporate Bonds**	$-	$187,737,422	$-
	Common Stocks**	-	-	8,418
	Money Market Funds	1,891,000	-	-
		$1,891,000	$187,737,422	$8,418

ClearBridge Small Cap	Common Stocks**	$88,367,891	$-	$-
	Money Market Funds	1,386,000	-	-
		$89,753,891	$-	$-

Nasdaq-100® Index	Common Stocks**	$132,383,892	$-	$-
	Exchange Traded Funds	4,452,630	-	-
		$136,836,522	$-	$-

Bristol	Common Stocks**	$214,191,372	$-	$-
	Money Market Funds	352,000	-	-
		$214,543,372	$-	$-

Bryton Growth	Common Stocks**	$145,259,946	$-	$-
	Money Market Funds	3,728,000	-	-
		$148,987,946	$-	$-

Balanced	Common Stocks**	$461,997,758	$-	$-
	Corporate Bonds**	-	157,938,341	-
	Preferred Stocks**	16,960,536	10,492,800	-
	Trust Preferred Securities**	10,667,992	23,412,744	-
	Asset-Backed / Mortgage-Backed Securities**	-	24,269,767	-
	U.S. Treasury Obligations	-	30,152,740	-
	Closed-End Mutual Funds	69,832,310	-	-
	Exchange Traded Funds	17,004,950	-	-
	Purchased Options	249,000	-	-
	Money Market Funds	77,534,000	-	-
		$654,246,546	$246,266,392	$-

	Written Options Outstanding	$(3,610,000)	$-	$-

Target VIP	Common Stocks**	$43,449,058	$-	$-
	Money Market Funds	582,000	-	-
		$44,031,058	$-	$-

Bristol Growth	Common Stocks**	$115,782,647	$-	$-
	Money Market Funds	914,000	-	-
		$116,696,647	$-	$-

Risk Managed Balanced	Common Stocks**	$81,194,042	$1,461,849	$-
	Corporate Bonds**	-	18,900,554	-
	Preferred Stocks**	7,714	328,890	-
	Trust Preferred Securities**	239,064	222,355	-
	Preferred Stock Depository Receipts**	504,460	342,617	-
	Master Limited Partnerships**	2,377,434	-	-
	Asset-Backed / Mortgage-Backed Securities**	-	3,074,366	-
	U.S. Treasury Obligations	-	22,603,338	-
	U.S. Government Agency Mortgage-Backed Securities	-	13,518,172	-
	Purchased Options	1,936,304	10,078,506	-
	Money Market Funds	25,576,000	-	-
		$111,835,018	$70,530,647	$-

	Futures contracts	$278,830	$-	$-

** For detailed industry descriptions, see the accompanying Schedules of Investments.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges. Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

In the International Portfolio, there were four transfers of common stocks from Level 1 pricing at December 31, 2015 to Level 2 at March 31, 2016. The fair valuation service provider reported that those securities did not meet the minimum predictability threshold to be fair valued at December 31, 2015, whereas in the current period, the securities met the threshold to be fair valued. These securities are detailed in the table below.

Security Name	Value at 12/31/15	Value at 3/31/16
Deutsche Pfandbriefbank AG	$583,300	$490,152
ABN Amro Group NV	512,159	466,728
ING Groep NV	2,040,329	1,804,595
Unilever NV	1,144,649	1,188,350

In the International Small-Mid Company Portfolio, there were six transfers of common stocks from Level 1 pricing at December 31, 2015 to Level 2 at March 31, 2016. The fair valuation service provider reported that those securities did not meet the minimum predictability threshold to be fair valued at December 31, 2015, whereas in the current period, the securities met the threshold to be fair valued. These securities are detailed in the table below.

Security Name	Value at 12/31/15	Value at 3/31/16
Stock Spirits Group PLC	$504,550	$516,233
Worldpay Group PLC	457,235	346,423
Deutsche Pfandbriefbank AG	648,089	718,470
Regina Miracle International	425,796	425,387
Prada SpA	531,751	586,859
ABN AMRO Group NV	810,919	738,986

For the International Small-Mid Company Portfolio, there was one transfer of a common stock from Level 2 pricing at December 31, 2015, to Level 1 at March 31, 2016. This security was that Portfolio’s holding of Massimo Zanetti Beverage common stock. The fair valuation service provider reported that this security did not meet the minimum predictability threshold to be fair valued at March 31, 2016, whereas in the prior period, the security met the threshold to be fair valued. The value of this holding was $486,646 and $627,542 at March 31, 2016 and December 31, 2015, respectively.

Below is a reconciliation that details the activity of securities in Level 3 during the three-month period ended March 31, 2016.

High Income Bond

Beginning Balance - January 1, 2016	$8,419
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	-

Issuances	-

Settlements	-

Transfers out of Level 3 (due to availability of acitve market quotations or significant observable market inputs)	-
Transfers into Level 3 (due to lack of active market quotations or significant observable inputs)	-
Ending Balance – March 31, 2016	$8,419

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$-

The following table present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2016:

Instrument	Valuation Technique Used	Unobservable inputs	Input Values
Lone Pine Common Stock	Value of claim on the enterprise value of underlying company	Net enterprise value (in thousands)	$135,030
		Share class claim on value	25%
		# of share class total shares (in thousands)	24,990

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Bond and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Distributions arising from net investment income and net capital gains from the Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund also fully or partially satisfies its distribution requirements by using consent dividends rather than cash dividends if consent dividends are authorized, these amounts will become taxable to the shareholders as if they were paid in cash. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income, whether by cash or consent dividends, sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Schedules of Investments. Differences between tax positions taken in a tax return and amounts recognized in the Schedules of Investments will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e., the last four tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ Schedules of Investments.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

Subsequent Events

In its March 17, 2016 meeting, the Board approved sub-advisory contracts to engage Geode Capital Management, LLC (Geode) as the Sub-Adviser for the S&P 500® Index and Nasdaq-100® Index Portfolios. Those contracts were effective on May 1, 2016. Also, in this meeting, the Board approved State Street as the fund accountant, custodian, and tax agent for all Portfolios of the Fund. Agreements related to those services were effective on May 2, 2016.

In the Board’s meeting on May 19, 2016, Paul J. Gerard was elected and approved as President of the Fund. He succeeds Christopher A. Carlson as the Fund’s Principal Executive Officer, effective May 19, 2016.

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Balanced Portfolio wrote call options and purchased put options associated with the S&P 500 Index during the three-month period ended March 31, 2016. These instruments were used by the Portfolio to provide a hedge against equity price risk. During a period in which the prices of the Portfolio’s common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolio.

The Balanced Portfolio’s written call options are collateralized by cash and/or securities held by the Portfolio’s custodian under an Escrow Deposit Agreement between the custodian and the Options Clearing Corporation (“OCC”). Such collateral holdings are restricted from trading. The cash collateral or borrowings, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral under the Escrow Deposit Agreement are noted as such on the Portfolio’s Schedules of Investments. Written and purchased options are non-income producing securities.

The Risk Managed Balanced Portfolio also purchased call and put options associated with the S&P 500 Index during the three-month period ended March 31, 2016. These instruments were used by the Risk Management Component of the Portfolio to provide for the Portfolio’s stated risk management strategy.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indexes. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

At March 31, 2016, there were outstanding futures contracts in the International and International Small Company Portfolios. Details of these contracts are noted on those Portfolios’ Schedules of Investments. A portion of the Portfolios’ securities and cash holdings, as noted on their Schedules of Investments, were pledged at March 31, 2016 as collateral for these contracts. These futures contracts were executed for the purpose of increasing exposure to an attractive equities market, beyond that evidenced by the Portfolios’ investments in common stocks, while maintaining significant cash balances that could be used for potentially higher-than-average shareholder transactions. There were other index futures contracts that were executed and closed in the Portfolios during the three-month period ended March 31, 2016. Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2016.

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. The International Portfolio, International Small-Mid Company Portfolio, Strategic Value Portfolio and High Income Bond Portfolio may engage in non-hedging related transactions to implement their investment strategies.

The Portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Portfolio purchases or sells a security denominated in or exposed to a foreign currency, it may enter into a forward foreign currency contract (“forward contract”) for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the Portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that Portfolio’s securities denominated in or exposed to such foreign currency. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in or exposed to that currency. At the consummation of a forward contract for delivery by a Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other Portfolio assets into such currency. It is impossible to forecast the market value of Portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the Portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If the Portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally. In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a Portfolio’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency contracts were executed in the International and International Small-Mid Company Portfolios in order to mitigate the effect that exchange rate volatility had on the valuation of the Portfolios’ investments that were either significantly under-weighted or over-weighted in relation to the Portfolios’ respective benchmark indices. The International Portfolio was under-weighted in equity investments within Switzerland and, therefore, executed contracts to buy the Swiss Franc in order to mitigate the effect that volatility in that exchange rate (in relation to the U.S. dollar) might otherwise have on relative performance. Likewise, the International Portfolio was over-weighted in equity investments within Japan and member states of the European Union and, therefore, executed contracts to sell the Japanese Yen and the Euro in order to mitigate the effect that volatility in those exchange rates might otherwise have on relative performance. The International Small-Mid Company Portfolio was also over-weighted in equity investments within the member states of the European Union and, therefore, executed contracts to sell the Euro in order to mitigate the effect that volatility in that exchange rate might otherwise have on relative performance.

The Portfolios entered into other foreign currency contracts during the period for similar benchmark performance hedging purposes. The Portfolios also entered into contracts that were the inverse of previously executed contracts to effectively exit prior contracts earlier than stated contract delivery dates, as investment over-weights or under-weights were reduced, or as previously executed contracts resulted in an attractive return to the Portfolios.

The Portfolios may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar agreements with their derivative contract counterparties whereby the Portfolios may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables and create one single net payment. Under certain of the ISDA Master Agreements in place at March 31, 2016, the Portfolios are subject to master netting agreements (“MNA”) that allows for amounts owed between each Portfolio and the counterparty to their transactions to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The MNAs do not apply to amounts owed to or from different counterparties; further, certain of the MNAs limit offsetting for forward foreign currency contracts to amounts owed in the same currency and on the same exchange date.

For financial reporting purposes, the Portfolios offset derivative assets and liabilities that are subject to netting arrangements. At March 31, 2016, there were no outstanding derivative instruments that were subject to netting arrangements.

(4) Federal Income Tax Information

The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at March 31, 2016 for Federal income tax purposes.

	Equity	Bond	Omni	International	International Small- Mid Company	Capital Appreciation
Gross unrealized:
Appreciation	$39,748,537	$5,715,778	$2,348,479	$15,332,951	$12,370,558	$26,043,285
Depreciation	(38,766,775)	(4,864,588)	(1,887,619)	(10,734,171)	(5,691,536)	(38,666,334)
Net unrealized:
Appreciation (Depreciation)	$981,762	$851,190	$460,860	$4,598,780	$6,679,022	$(12,623,049)
Aggregate cost of securities:	$515,735,272	$160,626,887	$44,743,808	$143,972,160	$66,051,880	$428,540,246

	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value	High Income Bond
Gross unrealized:
Appreciation	$6,892,140	$27,893,179	$10,383,503	$144,319,681	$55,455,316	$3,115,758
Depreciation	(1,493,377)	(19,753,246)	(4,160,731)	(13,885,003)	(13,101,962)	(16,576,870)
Net unrealized:
Appreciation (Depreciation)	$5,398,763	$8,139,933	$6,222,772	$130,434,678	$42,353,354	$(13,461,112)
Aggregate cost of securities:	$46,247,500	$217,447,145	$69,400,160	$291,824,271	$272,453,611	$203,097,953

	ClearBridge Small Cap	Nasdaq-100® Index	Bristol	Bryton Growth	Balanced	Target VIP
Gross unrealized:
Appreciation	$7,668,068	$53,390,508	$14,616,438	$5,978,323	$42,654,935	$2,241,752
Depreciation	(6,689,782)	(3,062,577)	(10,039,075)	(35,864,646)	(38,126,376)	(3,113,940)
Net unrealized:
Appreciation (Depreciation)	$978,286	$50,327,931	$4,577,363	$(29,886,323)	$4,528,559	$(872,188)
Aggregate cost of securities:	$88,775,605	$86,508,591	$209,966,009	$178,874,269	$895,984,379	$44,903,246

	Bristol Growth	Risk Managed Balanced
Gross unrealized:
Appreciation	$13,114,052	$5,761,267
Depreciation	(3,726,781)	(5,559,666)
Net unrealized:
Appreciation (Depreciation)	$9,387,271	$201,601
Aggregate cost of securities:	$107,309,376	$182,164,064

(5)	Legal Matters

Effective December 20, 2013, the assets and liabilities of the Target Equity/Income Portfolio were acquired and assumed by the Target VIP Portfolio in exchange for shares of the Target VIP Portfolio (“the reorganization”).

In December 2007, prior to the reorganization, the Target Equity/Income Portfolio, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48 per share of consideration (the “Merger”). Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al., was initiated on October 22, 2010 (the “Creditor Trust Action”), in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. Holmes TTEE, et. al., was initiated on December 23, 2010 (the “Litigation Trust Action”), in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger. The value of the proceeds to the fund totaled $1,772,400.

On January 4, 2012, the Fund was named in a second amended complaint in the Creditor Trust Action. On April 9, 2014, plaintiffs filed a third amended complaint. In response, on July 30, 2014, the defendant group, including the Fund, filed an omnibus motion to dismiss. The outcome of these proceedings on the Portfolio cannot be predicted.

As a result of the aforementioned reorganization involving the Target Equity/Income Portfolio, any future claims that may result from these complaints will be assumed by the Target VIP Portfolio as the Survivor Portfolio. Management of the Fund continues to assess the cases and has not yet determined the potential effect, if any, on the net asset value of the Target VIP Portfolio.

Also, in December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a similar cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios, was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York. Pursuant to a Court order dated September 7, 2012, certain defendants in the MDL, including the Fund, filed a motion to dismiss on November 6, 2012. The Court granted the motion to dismiss on September 23, 2013. Pending an appeal, only the actual fraudulent transfer claims as alleged in FitzSimons remain. The outcome of these proceedings on the two Portfolios of the Fund cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ohio National Fund, Inc.

By (Signature and Title)	/s/ Paul J. Gerard
Paul J. Gerard
President (Principal Executive Officer)

Date May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul J. Gerard
Paul J. Gerard
President (Principal Executive Officer)

Date May 24, 2016

By (Signature and Title)	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer (Principal Financial Officer)

Date May 24, 2016